UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: May 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
May 31, 2022
Annual
Report
Fund Name Class A Class C Class I
Nuveen Minnesota Intermediate Municipal Bond Fund FAMAX NIBCX FAMTX
Nuveen Minnesota Municipal Bond Fund FJMNX NTCCX FYMNX
Nuveen Nebraska Municipal Bond Fund FNTAX NAAFX FNTYX
Nuveen Oregon Intermediate Municipal Bond Fund FOTAX NAFOX FORCX

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Table
of Contents

Chair’s Letter to Shareholders 4
Portfolio Managers’ Comments 5
Risk Considerations and Dividend Information 9
Fund Performance, Expense Ratios, Holdings Summaries and Effective Leverage Ratios 10
Yields 23
Expense Examples 25
Report of Independent Registered Public Accounting Firm 27
Portfolios of Investments 28
Statement of Assets and Liabilities 73
Statement of Operations 74
Statement of Changes in Net Assets 75
Financial Highlights 77
Notes to Financial Statements 85
Important Tax Information 98
Additional Fund Information 99
Glossary of Terms Used in this Report 100
Annual Investment Management Agreement Approval Process 102
Liquidity Risk Management Program 109
Directors and Officers 110

Chair’s Letter
to Shareholders
Dear Shareholders,
The first half of 2022 has been challenging for financial markets. While global economic activity began to slow from post-pandemic peaks as pent-up demand waned and crisis-era monetary and fiscal support programs were phased out, persistently high inflation and central banks’
response have contributed to heightened uncertainty about financial and economic conditions.
Inflation has surged partially due to supply chain bottlenecks and exacerbated by Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-19 outbreak.
This has necessitated more forceful responses from the U.S. Federal Reserve (Fed) and other central banks, who now face an even more difficult task of slowing inflation without pulling their respective economies into recession. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared two years ago. Larger increases of 0.50% in May and 0.75% in June
2022 followed, bringing the target fed funds rate to a range of 1.50% to 1.75%. Additional rate hikes of these larger magnitudes are expected in the remainder of this year, although Fed officials will closely monitor inflation data along with other economic measures and modify their rate setting policy based upon these factors. With inflation lingering at a 40-year high and consumer sentiment indicators slumping, markets are pricing increased recession risks.
In the meantime, while markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chairman of the Board
July 22, 2022

Portfolio Managers’
Comments

Nuveen Minnesota Intermediate Municipal Bond Fund
Nuveen Minnesota Municipal Bond Fund
Nuveen Nebraska Municipal Bond Fund
Nuveen Oregon Intermediate Municipal Bond Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’ investment adviser. Portfolio managers include Christopher L. Drahn, CFA, for the Nuveen Minnesota Intermediate
Municipal Bond Fund and Nuveen Minnesota Municipal Bond Fund and Michael S. Hamilton for the Nuveen Nebraska Municipal
Bond Fund and Nuveen Oregon Intermediate Municipal Bond Fund.
Here the Funds’ portfolio managers review U.S. economic and municipal market conditions, key investment strategies and the performance of the Funds for the twelve-month reporting period ended May 31, 2022. For more information on the Funds’
investment objectives and policies, please refer to the prospectus.
What factors affected the U.S. economy and the municipal bond market during the twelve-month annual reporting period ended May 31, 2022?
After making a full recovery from the pandemic in 2021, the U.S. economy unexpectedly weakened at the start of 2022. Overall,
2021 gross domestic product (GDP) grew by 5.7% as the economy reopened with the help of $5.3 trillion in crisis-related aid from the federal government, low borrowing rates for businesses and individuals, an increase in COVID-19 vaccinations and improved treatments for COVID-19. In the first quarter of 2022, strong domestic consumer demand was offset by two factors: China’s lockdown to contain a domestic COVID-19 outbreak, and lingering supply chain disruptions that were exacerbated by the Russia-
Ukraine war. This reduced U.S. GDP by 1.5% on an annualized basis, according to the second estimate from the U.S. Bureau of
Economic Analysis.
The return of consumer demand in early 2022 put upward pressure on inflation. However, as supply chains remained under stress and labor shortages continued, inflation appeared to be more durable than initially expected. The U.S. Federal Reserve (Fed)
responded by reducing its pandemic-era support programs and beginning a more aggressive interest rate hiking cycle. Starting with a 0.25% hike in March 2022, the Fed followed with larger target rate increases of 0.50% in May 2022 and (after the close of this reporting period) 0.75% in June 2022. Interest rate and stock price volatility increased as markets considered whether the Fed could cool inflation without pulling the economy into a recession. While some pandemic-related risks appeared to be receding,
Russia’s invasion of Ukraine in late February 2022 caused significant economic consequences. Anticipated supply disruptions in energy, metals and grains caused inflationary pressures to rise. Downside risks to global economic growth increased, and economic sanctions from Western countries sought to block Russia’s access to the global financial system. A more uncertain outlook for inflation and economic growth also made the path toward monetary policy normalization more uncertain for the Fed and other central banks, contributing to elevated market volatility toward the end of the reporting period.
The broad municipal market declined over the twelve-month reporting period, primarily driven by interest rate and economic uncertainty in the second half of the reporting period. Municipal yields rose across the maturity spectrum, with a greater increase at the shorter end of the curve as markets priced in a more aggressive pace of monetary tightening. The yield curve flattened overall and shorter maturities outperformed longer maturities. Demand for municipal debt remained remarkably strong throughout 2021, but at the beginning of 2022, the municipal bond market experienced outflows. In response to the rising interest rate environment and heightened market volatility, dealers reduced their inventories and investors increased redemptions from traditional municipal bond mutual funds. For much of the reporting period, credit spreads were generally stable given relatively strong municipal fundamentals, but widening began in the later months of the period as the market sold off.
How were the economic and market environments in Minnesota, Nebraska and Oregon during the twelve-month reporting period ended May 31, 2022?
Minnesota’s economic growth slightly outpaced the nation’s in 2021 as the U.S. economy exited the pandemic-led contraction. As of May 2022, Minnesota's unemployment rate was a low 2.0%, below the national unemployment rate of 3.6%. Minnesota closed fiscal year 2021 (July 1, 2020 to June 30, 2021) with a $4.6 billion general fund surplus on strong revenue performance, increasing unassigned reserves to $5.2 billion, or 18% of revenue. Notably, the state received $2.5 billion in state and local funding under the
CARES Act and $5.0 billion in state and local funding under the American Rescue Plan Act of 2021. As of May 2022, Moody's has
maintained the state's Aa1 rating and stable outlook and S&P held a AAA rating with stable outlook. Minnesota municipal bond new issuance totaled $7.9 billion for the twelve-month period ended May 31, 2022, a 5.4% increase from the same period a year earlier.

Portfolio Managers’ Comments
(continued)

Nebraska’s economic growth surpassed its Midwestern peers and was one of just a few states with positive nominal GDP growth in
2020. Growth was also strong during the post-pandemic reopening in 2021. As of May 2022, Nebraska’s unemployment rate was a low 1.9%, below the national unemployment rate of 3.6%. The state’s operating performance in fiscal year 2021 (July 1, 2020 to
June 30, 2021) was strong as a result of increased income tax revenue and conservative spending. The state generated a $1.1 billion surplus that grew general fund reserves to $2.4 billion, or 40% of fiscal year 2021 revenue. Notably, the state received $1.31 billion in state and local funding under the CARES Act and $1.7 billion in state and local funding under the American Rescue Plan Act of
2021. As of May 2022, Nebraska held a rating of AAA from S&P and Aa1 from Moody’s with stable outlooks. Nebraska municipal bond new issuance totaled $2.9 billion for the twelve-month period ended May 31, 2022, a 26% decrease from the same period a year earlier.
Oregon’s post-pandemic economic recovery has been strong and compares favorably to the nation’s recovery. As of May 2022, the state’s unemployment rate was 3.6%, in line with the national rate and significantly down from a historical peak of 13.2% in
April 2020. Economic recovery in 2021 has contributed to tax collections that were better than anticipated and an accumulation of reserves. Notably, the state received $1.83 billion in state and local funding under the CARES Act and $4.2 billion in state and local funding under the American Rescue Plan Act of 2021. As of May 2022, Oregon’s general obligation bonds were rated Aa1 (stable)
from Moody’s and AA+ (stable) by S&P. Oregon municipal bond new issuance totaled $6.0 billion for the twelve-month period ended May 31, 2022, a 43.5% decrease from the same period a year earlier.
Nuveen Minnesota Intermediate Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2022?
The Fund invests primarily in investment grade, intermediate-term municipal bonds with a targeted weighted average maturity of
3-10 years. The Fund seeks to provide current interest income exempt from regular federal, Minnesota state, and in some cases, local income taxes as is consistent with preservation of capital.
As municipal market conditions weakened and shareholder redemptions grew in the second half of the reporting period, the municipal investment team’s primary focus shifted to selling bonds, emphasizing positions with low book yields and engaging in tax-loss swapping. This strategy involves selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the Fund’s earnings and provide tax efficiencies. Further, as the reporting period progressed, the municipal investment team prioritized limiting exposure to lower-coupon bonds. When the Fund engaged in new bond purchases, it favored issues with larger coupons because their higher income and reduced interest rate sensitivity were attractive on a relative-value basis.
How did the Fund perform during the twelve-month reporting period ended May 31, 2022?
The Class A Shares of the Nuveen Minnesota Intermediate Municipal Bond Fund performed in line with the S&P Municipal Bond
Intermediate Index for the twelve-month reporting period ended May 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Intermediate Index.
The primary positive contributor to relative performance was the Fund’s overweight to shorter-duration securities, and in particular to bonds with durations ranging from zero to two years. These bonds were additive because they generally are less sensitive to rising interest rates. More modest positive performance contributions came from relative overweights to long-term care bonds, an outperforming category, and underweights in industrial development revenue bonds, which lagged the index.
Partially offsetting the Fund’s positive relative performance was its overweight in bonds with lower coupons. These securities typically exhibit a higher degree of interest rate sensitivity and tend to underperform as interest rates rise, thereby weighing on the
Fund’s relative performance. In general, the Fund’s worst performers were bonds with longer durations, often with lower coupons.
These bonds generally began the reporting period at premium dollar prices, and because of the market sell-off, they fell to discount dollar prices and became priced to maturity.

Nuveen Minnesota Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2022?
The Fund invests primarily in investment grade, long-term municipal bonds with a targeted weighted average maturity of 10-25 years. The Fund is designed to provide maximum current income exempt from regular federal, Minnesota state, and in some cases, local income taxes as is consistent with preservation of capital.
As municipal market conditions weakened and shareholder redemptions grew in the second half of the reporting period, the municipal investment team’s primary focus shifted to selling bonds, emphasizing positions with low book yields and engaging in tax-loss swapping. This strategy involves selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the Fund’s earnings and provide tax efficiencies. When the Fund engaged in new bond purchases, it favored issues with larger coupons because their higher income and reduced interest rate sensitivity were attractive on a relative-value basis.
How did the Fund perform during the twelve-month reporting period ended May 31, 2022?
The Class A Shares of the Nuveen Minnesota Municipal Bond Fund underperformed the S&P Municipal Bond Minnesota Index for the twelve-month reporting period ended May 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Minnesota Index.
The primary detractor from relative performance was the Fund’s overweight to longer-duration securities, and in particular to bonds with durations ranging from 6-12 years. These bonds detracted because they generally are more sensitive to rising interest rates.
More modest negative relative performance factors included an overweight to hospital bonds, an underperforming category; an underweight to state general obligation bonds, which collectively outperformed; and an underweight in AAA rated securities, which outperformed the index.
Partially offsetting the Fund’s underperformance was a relative underweight in lower-coupon bonds. Lower-coupon bonds tend to be more sensitive to interest rate changes, so they underperformed as interest rates rose during the reporting period. As a result, maintaining reduced exposure to lower-coupon bonds in the Fund added relative value. Another modest performance contribution came from an underweight in the lagging single family housing sector.
Nuveen Nebraska Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2022?
The Fund invests primarily in investment grade, long-term municipal bonds with a targeted maturity of 10-25 years. The Fund is designed to provide maximum current income exempt from regular federal, Nebraska state, and in some cases, local income taxes as is consistent with preservation of capital.
During the first half of the reporting period, the Fund received substantial new investment inflows. With these proceeds, the
Fund invested in attractively valued, lower credit quality, higher yielding, longer-duration bonds. When municipal bond market conditions began to deteriorate in late 2021 and early 2022, shareholder outflows increased, and the Fund’s trading activity shifted toward selling bonds. Specifically, the Fund engaged in tax-loss swaps. Tax-loss swapping is a strategy to support the Fund’s income earnings and capture tax efficiencies by selling depreciated bonds with lower embedded yields to buy similar bonds with higher embedded yields. Selling activity was concentrated in non-Nebraska holdings, as these transactions allowed the municipal investment team to concentrate the Fund’s portfolio on in-state, tax-exempt debt.
How did the Fund perform during the twelve-month reporting period ended May 31, 2022?
The Class A Shares of the Nuveen Nebraska Municipal Bond Fund underperformed the S&P Municipal Bond Nebraska Index for the twelve-month reporting period ended May 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Nebraska Index.
The primary detractor to relative performance was the Fund’s overweight to longer-duration bonds, specifically those with durations of eight years and longer. These bonds detracted because they generally are more sensitive to rising interest rates. The Fund’s notable individual detractors this reporting period were Saunders County School District #1 Ashland-Greenwood general obligation

Portfolio Managers’ Comments
(continued)

bonds, which underperformed because of their longer duration. Saunders County School District #1 Ashland-Greenwood general obligation bonds were still held in the portfolio at the end of the reporting period given their positive fundamentals and in-state
Nebraska issuance.
Positive contributions to relative performance were muted during the reporting period and as such there were no meaningful drivers to offset the underperformance.
Nuveen Oregon Intermediate Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2022?
The Fund invests primarily in investment grade, intermediate-term municipal bonds with a targeted weighted average maturity of
3-10 years. The Fund seeks to provide current interest income exempt from regular federal, Oregon state, and in some cases, local income taxes as is consistent with preservation of capital.
During the first half of the reporting period, the Fund received substantial new investment inflows. With these proceeds, the Fund invested in attractively valued, lower credit quality, higher yielding, longer-duration bonds. When municipal bond market conditions began to deteriorate in late 2021 and early 2022, shareholder outflows increased, and the Fund’s trading activity shifted toward selling bonds. Specifically, the Fund engaged in tax-loss swaps. Tax-loss swapping is a strategy to support the Fund’s income earnings and capture tax efficiencies by selling depreciated bonds with lower embedded yields to buy similar bonds with higher embedded yields.
How did the Fund perform during the twelve-month reporting period ended May 31, 2022?
The Class A Shares of the Nuveen Oregon Intermediate Municipal Bond Fund underperformed the S&P Municipal Bond
Intermediate Index for the twelve-month reporting period ended May 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Intermediate Index.
The Fund underperformed its benchmark primarily as a result of unfavorable security selection. Investments made early in the reporting period, when shareholder flows into the Fund were significant, typically carried lower yields, reflecting then-current market conditions. As interest rates rose sharply in the second half of the reporting period, these lower yielding securities lagged the market overall. Some of the Fund’s notable individual detractors were these types of lower yielding securities, including bonds issued by Portland Water System, a highly rated utility water system whose bonds were sold in the second half of the period because of the securities’ low income.
Positive contributions to relative performance were muted during the reporting period and as such there were no meaningful drivers to offset the underperformance.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard &
Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings;
BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations and Dividend
Information

Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds’ use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds’
exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.

Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries
The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 9—Borrowing Arrangements, are excluded from the calculation of a
Fund’s effective leverage ratio.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
May 31, 2022

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Re-
port for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Intermediate Index.
** Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2022
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 2/25/94 (5.75)% 1.25% 1.96% 0.79%
Class A Shares at maximum Offering Price 2/25/94 (8.59)% 0.64% 1.65% —
S&P Municipal Bond Intermediate Index — (5.90)% 1.69% 2.40% —
Lipper Other States Intermediate Municipal Debt Funds
Classification Average — (6.17)% 0.89% 1.39% —
Class I Shares 2/25/94 (5.52)% 1.47% 2.17% 0.59%
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (6.46)% 0.46% 1.29% 1.59%
Effective Leverage Ratio 0.00%

Growth of an Assumed $10,000 Investment as of May 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Holdings Summaries as of May 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 99 .7%
Other Assets Less Liabilities 0.3%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Minnesota 99.5%
Guam 0.3%
Puerto Rico 0.2%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 29.7%
Education and Civic
Organizations 18.5%
Health Care 15.0%
Long-Term Care 10.7%
Tax Obligation/Limited 10.5%
Utilities 5.3%
Transportation 4.7%
Other 5.6%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 4.7%
AAA 13.1%
AA 26.9%
A 19.1%
BBB 4.3%
BB or Lower 4.9%
N/R (not rated) 27.0%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Minnesota personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Minnesota Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
May 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Re-
port for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Minnesota Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2022
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 7/11/88 (6.83)% 1.47% 2.50% 0.77%
Class A Shares at maximum Offering Price 7/11/88 (10.73)% 0.61% 2.06% —
S&P Municipal Bond Index — (5.97)% 1.89% 2.65% —
S&P Municipal Bond Minnesota Index — (5.26)% 1.77% 2.40% —
Lipper Minnesota Municipal Debt Funds Classification Average — (6.77)% 1.18% 1.89% —
Class I Shares 8/01/97 (6.64)% 1.68% 2.70% 0.57%
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (7.58)% 0.66% 2.02% 1.57%
Effective Leverage Ratio 0.00%

Growth of an Assumed $10,000 Investment as of May 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries
May 31, 2022 (continued)
Holdings Summaries as of May 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 99 .8%
Other Assets Less Liabilities 0.2%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Minnesota 97.9%
Puerto Rico 1.8%
Guam 0.3%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 29.4%
Health Care 17.7%
Education and Civic
Organizations 15.3%
Tax Obligation/Limited 10.8%
Utilities 9.4%
Long-Term Care 8.1%
Transportation 6.1%
Other 3.2%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 1.4%
AAA 13.9%
AA 23.3%
A 25.1%
BBB 3.4%
BB or Lower 7.1%
N/R (not rated) 25.8%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Minnesota personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Nebraska Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
May 31, 2022

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Re-
port for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Nebraska Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.65% of the average daily net assets of any class of Fund Shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Effective Leverage Ratio as of May 31, 2022
Total Returns as of
May 31, 2022**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 2/28/01 (8.34)% 0.90% 1.84% 0.88% 0.82%
Class A Shares at maximum Offering Price 2/28/01 (12.21)% 0.04% 1.41% — —
S&P Municipal Bond Index — (5.97)% 1.89% 2.65% — —
S&P Municipal Bond Nebraska Index — (6.33)% 1.68% 2.60% — —
Lipper Other States Municipal Debt Funds
Classification Average — (6.91)% 1.10% 1.82% — —
Class I Shares 2/28/01 (8.12)% 1.12% 2.04% 0.68% 0.62%
Total Returns as of
May 31, 2022**
Average Annual Expense Ratios***
Inception
Date 1-Year 5-Year
Since
Inception Gross Net
Class C Shares 2/10/14 (9.03)% 0.09% 1.42% 1.68% 1.62%
Effective Leverage Ratio 0.00%

Growth of an Assumed $10,000 Investment as of May 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.

Holdings Summaries as of May 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 96 .9%
Other Assets Less Liabilities 3.1%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Nebraska 93.0%
Puerto Rico 3.0%
Guam 2.5%
Virgin Islands 0.9%
Wisconsin 0.2%
California 0.2%
Hawaii 0.1%
Ohio 0.1%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 38.7%
Utilities 22.4%
Tax Obligation/Limited 9.9%
Education and Civic
Organizations 7.9%
Health Care 6.4%
U.S. Guaranteed 6.3%
Transportation 4.5%
Other 3.9%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 6.3%
AAA 4.0%
AA 48.7%
A 17.3%
BBB 1.5%
BB or Lower 1.6%
N/R (not rated) 20.6%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Nebraska personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
May 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Re-
port for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Intermediate Index.
** Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2022
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 2/01/99 (6.69)% 0.96% 1.56% 0.80%
Class A Shares at maximum Offering Price 2/01/99 (9.48)% 0.35% 1.25% —
S&P Municipal Bond Intermediate Index — (5.90)% 1.69% 2.40% —
Lipper Other States Intermediate Municipal Debt Funds
Classification Average — (6.17)% 0.89% 1.39% —
Class I Shares 8/08/97 (6.46)% 1.17% 1.77% 0.60%
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (7.48)% 0.15% 0.95% 1.60%
Effective Leverage Ratio 0.00%

Growth of an Assumed $10,000 Investment as of May 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries
May 31, 2022 (continued)
Holdings Summaries as of May 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 97 .6%
Other Assets Less Liabilities 2.4%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Oregon 93.9%
Guam 3.0%
Puerto Rico 2.1%
Virgin Islands 1.0%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 42.1%
Health Care 15.2%
Utilities 10.0%
Tax Obligation/Limited 9.9%
U.S. Guaranteed 6.7%
Long-Term Care 6.1%
Transportation 4.6%
Other 5.4%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 3.5%
AAA 7.5%
AA 51.2%
A 14.0%
BBB 3.7%
BB or Lower 2.3%
N/R (not rated) 17.8%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Oregon personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Yields
as of May 31, 2022

Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Subsidized yields reflect fee waivers and/or expense reimbursements from the investment adviser during the period. Unsubsidized yields do not reflect waivers and/or reimbursements from the investment adviser during the period. Refer to the Notes to Financial Statements, Note 7
– Management Fees and Other Transactions with Affiliates for further details on the investment adviser’s most recent agreement with the Fund to waive fees and/or reimburse expenses, where applicable. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Minnesota Intermediate Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.01% 1.22% 2.26%
SEC 30-Day Yield 2.42% 1.71% 2.68%
Taxable-Equivalent Yield (50.7%)
2
4.90% 3.46% 5.43%
Nuveen Minnesota Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.13% 1.41% 2.44%
SEC 30-Day Yield 2.75% 2.09% 3.06%
Taxable-Equivalent Yield (50.7%)
2
5.58% 4.24% 6.21%
Nuveen Nebraska Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 1.49% 0.72% 1.79%
SEC 30-Day Yield - Subsidized 2.27% 1.60% 2.56%
SEC 30-Day Yield - Unsubsidized 2.25% 1.48% 2.45%
Taxable-Equivalent Yield - Subsidized (47.6%)
2
4.31% 3.04% 4.86%
Taxable-Equivalent Yield - Unsubsidized (47.6%)
2
4.27% 2.81% 4.65%

Nuveen Oregon Intermediate Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 1.60% 0.86% 1.89%
SEC 30-Day Yield 2.11% 1.38% 2.35%
Taxable-Equivalent Yield (50.7%)
2
4.28% 2.80% 4.77%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Expense
Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended May 31, 2022.
The beginning of the period is December 1, 2021.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Minnesota Intermediate Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $938.06 $934.70 $939.55
Expenses Incurred During the Period $3.72 $7.38 $2.85
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.09 $1,017.30 $1,021.99
Expenses Incurred During the Period $3.88 $7.70 $2.97
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.80%, 1.60% and 0.60% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen Minnesota Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $924.84 $920.97 $925.74
Expenses Incurred During the Period $3.50 $7.04 $2.74
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.29 $1,017.60 $1,022.09
Expenses Incurred During the Period $3.68 $7.39 $2.87
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.77%, 1.57% and 0.57% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen Nebraska Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $911.34 $907.32 $912.55
Expenses Incurred During the Period $4.05 $7.70 $3.19
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.69 $1,016.85 $1,021.59
Expenses Incurred During the Period $4.28 $8.15 $3.38
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.87%, 1.67% and 0.67% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen Oregon Intermediate Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $931.28 $927.07 $932.51
Expenses Incurred During the Period $3.85 $7.06 $2.89
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.94 $1,017.60 $1,021.94
Expenses Incurred During the Period $4.03 $7.39 $3.02
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.83%, 1.63% and 0.63% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm

To the Board of Directors of Nuveen Investment Funds, Inc. and Shareholders of Nuveen
Minnesota Intermediate Municipal Bond Fund, Nuveen Minnesota Municipal Bond Fund,
Nuveen Nebraska Municipal Bond Fund and Nuveen Oregon Intermediate Municipal Bond
Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Minnesota Intermediate Municipal Bond Fund, Nuveen Minnesota Municipal Bond Fund, Nuveen Nebraska
Municipal Bond Fund and Nuveen Oregon Intermediate Municipal Bond Fund (four of the funds constituting Nuveen
Investment Funds, Inc., hereafter collectively referred to as the "Funds") as of May 31, 2022, the related statements of operations for the year ended May 31, 2022, the statements of changes in net assets for each of the two years in the period ended May 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2022 and each of the financial highlights for each of the five years in the period ended May 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
July 28, 2022
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Nuveen Minnesota Intermediate Municipal Bond
Fund
Portfolio of Investments May 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.7%
MUNICIPAL BONDS - 99.7%
Education and Civic Organizations - 18.5%
Baytown Township, Minnesota Charter School Lease
Revenue Bonds, Saint Croix Preparatory Academy,
Refunding Series 2016A:
$ 425 3.000%, 8/01/23 No Opt. Call BB+ $ 420,720
720 3.500%, 8/01/25 No Opt. Call BB+ 707,062
130 4.000%, 8/01/28 8/26 at 100.00 BB+ 127,900
1,160 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Series 2021A,
5.000%, 6/15/37
6/29 at 100.00 N/R 989,619
City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A:
100 5.000%, 7/01/31 7/24 at 102.00 N/R 104,102
1,000 5.000%, 7/01/36 7/24 at 102.00 N/R 1,034,600
Deephaven, Minnesota, Charter School Lease Revenue
Bonds, Eagle Ridge Academy Project, Series 2015A:
190 5.000%, 7/01/30 7/25 at 100.00 BB+ 196,338
710 5.250%, 7/01/37 7/25 at 100.00 BB+ 735,248
Deephaven, Minnesota, Charter School Lease Revenue
Bonds, Eagle Ridge Academy Project, Series 2016A:
200 4.000%, 7/01/22 No Opt. Call BB+ 200,134
465 4.000%, 7/01/23 No Opt. Call BB+ 468,367
300 4.000%, 7/01/24 No Opt. Call BB+ 302,796
135 4.000%, 7/01/25 No Opt. Call BB+ 136,126
130 4.000%, 7/01/26 7/25 at 100.00 BB+ 130,782
300 4.000%, 7/01/27 7/25 at 100.00 BB+ 301,026
370 4.000%, 7/01/28 7/25 at 100.00 BB+ 370,200
240 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills
Preparatory Academy Project, Series 2017A, 4.375%, 10/01/27
10/24 at 100.00 N/R 240,065
645 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.500%, 8/01/36
8/22 at 102.00 BB+ 659,209
Greenwood, Minnesota, Charter School Lease Revenue
Bonds, Main Street School of Performing Arts Project,
Series 2016A:
860 4.500%, 7/01/26 No Opt. Call N/R 859,011
40 5.000%, 7/01/36 7/26 at 100.00 N/R 39,639
1,820 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 4.000%, 11/01/26
No Opt. Call BB 1,817,743
975 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 BB 978,968
Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A:
1,000 4.750%, 7/01/31 7/26 at 100.00 N/R 984,030
500 5.000%, 7/01/36 7/26 at 100.00 N/R 482,820
1,350 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2016A, 5.000%, 7/01/31
7/24 at 102.00 N/R 1,396,710
1,405 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A, 5.000%, 12/01/32, 144A
12/27 at 100.00 N/R 1,459,654
1,380 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.000%, 7/01/33
7/23 at 100.00 BB+ 1,411,340
1,040 Minneapolis, Minnesota, Revenue Bonds, University Gateway Project,
Refunding Series 2015, 4.000%, 12/01/28
12/24 at 100.00 Aa1 1,076,275
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Bethel University, Refunding Series 2017:
2,800 5.000%, 5/01/32 5/27 at 100.00 BB+ 2,902,760
655 5.000%, 5/01/37 5/27 at 100.00 BB+ 674,277
1,600 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017, 4.000%, 3/01/33
3/27 at 100.00 Aa2 1,677,264

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Minnesota Higher Education Facilities Authority, Revenue
Bonds, College of Saint Scholastica, Inc., Refunding Series
2019:
$ 100 3.000%, 12/01/22 No Opt. Call Baa2 $ 100,396
140 3.000%, 12/01/23 No Opt. Call Baa2 140,830
105 4.000%, 12/01/24 No Opt. Call Baa2 107,931
310 Minnesota Higher Education Facilities Authority, Revenue Bonds, College
of St. Scholastica, Inc., Series 2012-7R, 3.375%, 12/01/22
No Opt. Call Baa2 311,801
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Gustavus Adolfus College, Series 2013-7W:
250 5.000%, 10/01/22 No Opt. Call A3 252,873
500 5.000%, 10/01/23 No Opt. Call A3 520,000
1,000 4.250%, 10/01/28 10/23 at 100.00 A3 1,019,060
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Macalester College, Refunding Series 2021:
100 4.000%, 3/01/29 No Opt. Call Aa3 109,217
150 4.000%, 3/01/30 No Opt. Call Aa3 164,384
160 4.000%, 3/01/31 No Opt. Call Aa3 176,354
140 4.000%, 3/01/32 3/31 at 100.00 Aa3 152,720
1,250 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Series 201528J, 3.250%, 3/01/29
3/25 at 100.00 Aa3 1,275,163
1,235 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/31
10/28 at 100.00 Baa1 1,352,831
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint John's University, Refunding Series 2021:
500 4.000%, 10/01/32 10/30 at 100.00 A2 518,295
200 4.000%, 10/01/34 10/30 at 100.00 A2 204,718
700 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
John's University, Series 2015-8I, 3.375%, 10/01/30
10/25 at 100.00 A2 695,779
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint Olaf College, Series 2015-8-G:
1,305 5.000%, 12/01/26 12/25 at 100.00 A1 1,413,641
1,000 5.000%, 12/01/28 12/25 at 100.00 A1 1,078,380
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint Olaf College, Series 2021:
2,090 3.000%, 10/01/38 10/30 at 100.00 A1 1,918,369
1,000 4.000%, 10/01/50 10/30 at 100.00 A1 1,017,600
825 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A, 4.000%, 10/01/38 (WI/
DD, Settling 6/02/22)
10/30 at 100.00 N/R 839,429
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2013-7U:
2,000 4.000%, 4/01/25 4/23 at 100.00 A2 2,029,380
775 4.000%, 4/01/26 4/23 at 100.00 A2 785,897
300 4.000%, 4/01/27 4/23 at 100.00 A2 304,062
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2017A:
750 4.000%, 10/01/34 10/27 at 100.00 A2 760,830
525 4.000%, 10/01/35 10/27 at 100.00 A2 530,072
450 4.000%, 10/01/36 10/27 at 100.00 A2 453,964
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2019:
400 5.000%, 10/01/27 No Opt. Call A2 445,168
295 5.000%, 10/01/28 No Opt. Call A2 331,161
1,000 4.000%, 10/01/31 10/29 at 100.00 A2 1,038,220
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2022B:
1,000 4.125%, 10/01/41 10/30 at 100.00 N/R 1,017,880
1,000 5.000%, 10/01/47 (WI/DD, Settling 6/02/22) 10/30 at 100.00 N/R 1,076,500
450 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/26, (AMT)
No Opt. Call AA 493,682

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 705 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, Senior Series 2018, 5.000%, 11/01/26, (AMT)
No Opt. Call AA $ 767,301
1,185 Minnesota State Colleges and University, General Fund Revenue Bonds,
Series 2015A, 3.000%, 10/01/26
4/25 at 100.00 AA- 1,210,560
Moorhead, Minnesota, Educational Facilities Revenue
Bonds, The Concordia College Corporation Project, Series
2016:
980 4.000%, 12/01/30 12/25 at 100.00 Baa1 993,495
1,060 4.000%, 12/01/32 12/25 at 100.00 Baa1 1,071,204
935 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/34
9/24 at 100.00 BB- 937,683
560 Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter
School Project, Refunding Series 2013A, 5.000%, 12/01/26
7/22 at 100.00 BBB- 560,846
70 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/36
4/26 at 100.00 N/R 58,868
710 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A,
5.500%, 7/01/38, 144A
7/27 at 100.00 N/R 742,546
3,005 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A, 5.250%, 9/01/31
9/26 at 100.00 BB+ 3,138,933
200 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A,
5.000%, 6/15/38, 144A
6/25 at 100.00 N/R 204,112
325 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.000%, 9/01/31
9/24 at 102.00 BB+ 314,710
885 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities Academy Project, Series
2015A, 5.000%, 7/01/35
7/25 at 100.00 BB 904,196
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A:
95 4.000%, 7/01/23 No Opt. Call BB 95,285
700 5.000%, 7/01/33 7/23 at 100.00 BB 705,978
260 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter
School Project, Series 2013A, 4.000%, 3/01/28
3/23 at 100.00 BB 256,051
2,770 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy
Project, Series 2016A, 5.000%, 10/01/36
10/26 at 100.00 N/R 2,813,960
University of Minnesota, General Obligation Bonds, Series
2014B:
1,000 4.000%, 1/01/31 1/24 at 100.00 Aa1 1,021,180
1,000 4.000%, 1/01/32 1/24 at 100.00 Aa1 1,018,960
1,000 4.000%, 1/01/34 1/24 at 100.00 Aa1 1,014,860
University of Minnesota, General Obligation Bonds, Series
2019A:
1,310 5.000%, 4/01/29 No Opt. Call Aa1 1,519,613
1,890 5.000%, 4/01/30 4/29 at 100.00 Aa1 2,174,785
5,000 5.000%, 4/01/41 4/29 at 100.00 N/R 5,622,700
Winona Port Authority, Minnesota, Charter School Lease
Revenue Bonds, Bluffview Montessori School Project,
Refunding Series 2016:
120 3.750%, 6/01/26 6/24 at 100.00 N/R 116,229
10 4.500%, 6/01/36 6/24 at 100.00 N/R 9,096
690 Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury
Leadership Academy, Series 2021A, 4.000%, 7/01/31
7/28 at 103.00 BB- 661,510
71,115 Total Education and Civic Organizations 73,456,033

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 15.0%
$ 3,370 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016, 4.000%, 3/01/29
3/26 at 100.00 N/R $ 3,421,864
City of Plato, Minnesota, Health Care Facilities Revenue
Bonds, Glencoe Regional Health Services Project, Series
2017:
1,140 4.000%, 4/01/29 4/27 at 100.00 BBB 1,153,851
1,040 4.000%, 4/01/32 4/27 at 100.00 BBB 1,042,985
1,150 Crookston, Minnesota, Health Care Facilities Revenue Bonds, RiverView
Health Project, Refunding Series 2017A, 4.000%, 5/01/32
5/25 at 100.00 N/R 1,082,001
Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A:
1,045 5.000%, 2/15/33 2/28 at 100.00 A- 1,128,057
255 4.250%, 2/15/38 2/28 at 100.00 A- 261,441
675 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2021A, 4.000%, 6/15/37
6/31 at 100.00 BBB- 677,133
240 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022A,  Forward Delivery, 4.000%, 6/15/35
6/32 at 100.00 BBB- 241,531
1,400 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022B, 5.250%, 6/15/42
6/32 at 100.00 N/R 1,513,554
Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013:
660 4.000%, 4/01/25 7/22 at 100.00 BBB 660,383
400 4.000%, 4/01/26 7/22 at 100.00 BBB 400,188
2,000 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds,
North Memorial Health Care, Series 2015, 5.000%, 9/01/28
9/25 at 100.00 Baa1 2,115,020
Maple Grove, Minnesota, Health Care Facility Revenue
Bonds, North Memorial Health Care, Series 2017:
495 5.000%, 5/01/31 5/27 at 100.00 Baa1 530,778
405 5.000%, 5/01/32 5/27 at 100.00 Baa1 431,706
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Allina Health System, Series 2021:
1,500 4.000%, 11/15/38 11/31 at 100.00 N/R 1,519,695
3,000 4.000%, 11/15/39 11/31 at 100.00 N/R 3,033,360
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2015A:
1,190 5.000%, 11/15/28 11/25 at 100.00 A+ 1,268,040
1,100 5.000%, 11/15/29 11/25 at 100.00 A+ 1,167,771
1,000 5.000%, 11/15/30 11/25 at 100.00 A+ 1,057,870
2,000 5.000%, 11/15/32 11/25 at 100.00 A+ 2,100,480
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2018A:
3,390 5.000%, 11/15/35 11/28 at 100.00 A+ 3,651,064
2,100 5.000%, 11/15/36 11/28 at 100.00 A+ 2,259,474
500 Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care System Revenue Bonds, Allina Health System, Refunding
Series 2017A, 5.000%, 11/15/29
5/27 at 100.00 AA- 546,805
Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Refunding Series 2016B:
2,560 5.000%, 11/15/29 No Opt. Call AA 2,944,973
1,000 5.000%, 11/15/33 No Opt. Call AA 1,200,700
2,250 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2022, 4.000%, 11/15/39
11/32 at 100.00 N/R 2,328,142
1,895 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 5.000%, 5/01/27
5/26 at 100.00 AA- 2,053,119

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Facility Revenue Bonds,
HealthPartners Obligated Group, Refunding Series 2015A:
$ 3,720 5.000%, 7/01/28 7/25 at 100.00 A $ 3,941,638
1,550 5.000%, 7/01/30 7/25 at 100.00 A 1,631,421
4,500 5.000%, 7/01/32 7/25 at 100.00 A 4,704,525
1,155 4.000%, 7/01/35 7/25 at 100.00 A 1,170,916
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Revenue Bonds, Fairview Health
Services, Series 2017A:
1,000 5.000%, 11/15/28 11/27 at 100.00 A+ 1,100,610
1,000 5.000%, 11/15/34 11/27 at 100.00 A+ 1,071,260
1,745 4.000%, 11/15/35 11/27 at 100.00 A+ 1,776,707
625 4.000%, 11/15/36 11/27 at 100.00 A+ 635,487
1,305 4.000%, 11/15/37 11/27 at 100.00 A+ 1,324,927
Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series
2014:
1,200 5.000%, 9/01/27 9/24 at 100.00 A 1,253,844
1,140 5.000%, 9/01/29 9/24 at 100.00 A 1,183,092
56,700 Total Health Care 59,586,412
Housing/Multifamily - 0.1%
500 Anoka Housing and Redevelopment Authority, Minnesota, Multifamily
Housing Revenue Bonds, Woodland Park Apartments Project, Series
2011A, 5.000%, 4/01/27
7/22 at 100.00 Aaa 500,890
Housing/Single Family - 0.5%
165 Dakota County Community Development Agency, Minnesota, Single
Family Mortgage Revenue Bonds, Mortgage Backed Securities Program,
Series 2011A, 4.400%, 12/01/26
6/22 at 100.00 AA+ 165,094
35 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2012A, 3.750%, 7/01/22, (AMT)
7/22 at 100.00 AA+ 35,057
125 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2014C, 3.100%, 7/01/26
7/24 at 100.00 AA+ 124,954
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020A:
380 1.300%, 7/01/22, (AMT) No Opt. Call AA+ 379,947
270 1.350%, 7/01/23, (AMT) No Opt. Call AA+ 267,915
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E:
685 1.850%, 1/01/29 No Opt. Call AA+ 642,386
410 1.900%, 7/01/29 No Opt. Call AA+ 383,199
2,070 Total Housing/Single Family 1,998,552
Industrials - 0.3%
1,000 Minneapolis, Minnesota, Limited Tax Supported Development Revenue
Bonds,  Common Bond Fund Series 2013-1, 4.000%, 6/01/28
12/22 at 100.00 A+ 1,013,660
Long-Term Care - 10.6%
250 Anoka, Minnesota, Housing Revenue Bonds, The Homestead at Anoka,
Inc. Project, Refunding Series 2017, 5.000%, 11/01/46
11/24 at 103.00 N/R 236,188
Apple Valley, Minnesota Senior Housing Revenue Bonds,
PHS Apple Valley Senior Housing, Inc. Orchard Path Phase
II Project, Series 2021:
225 4.000%, 9/01/26 No Opt. Call N/R 227,178
240 4.000%, 9/01/28 No Opt. Call N/R 239,988
270 4.000%, 9/01/31 9/28 at 102.00 N/R 259,467
465 4.000%, 9/01/36 9/28 at 102.00 N/R 433,278
440 4.000%, 9/01/41 9/28 at 102.00 N/R 395,556
1,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. Orchard Path Project, Refunding Series 2018,
4.250%, 9/01/38
9/23 at 102.00 N/R 963,520

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
$ 1,000 Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden
Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/25
11/24 at 100.00 Baa1 $ 1,050,260
Chatfield, Minnesota, Healthcare and Housing Facilities
Revenue Bonds, Chosen Valley Care Center Project,
Refunding Series 2019:
100 4.000%, 9/01/29 9/26 at 102.00 N/R 95,677
100 4.000%, 9/01/30 9/26 at 102.00 N/R 94,012
100 4.000%, 9/01/31 9/26 at 102.00 N/R 92,172
100 4.000%, 9/01/32 9/26 at 102.00 N/R 90,331
155 4.000%, 9/01/33 9/26 at 102.00 N/R 137,959
100 4.000%, 9/01/34 9/26 at 102.00 N/R 87,648
815 Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Series 2013B, 6.000%, 8/01/33
8/23 at 100.00 N/R 828,831
1,110 City of Minneapolis, Minnesota, Senior Housing and Healthcare Facilities
Revenue Bonds, Walker Minneapolis Campus Project, Series 2015,
4.625%, 11/15/31
11/22 at 100.00 N/R 1,025,984
325 City of Vergas, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Refunding Series 2016, 4.000%, 8/01/31
8/24 at 100.00 N/R 305,198
235 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2017, 4.450%, 3/01/31
7/22 at 101.00 N/R 222,247
200 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2018, 4.500%, 9/01/33
9/23 at 100.00 N/R 185,116
Columbus, Minnesota, Senior Housing Revenue Bonds,
Richfield Senior Housing, Inc., Refunding Series 2015:
1,000 4.600%, 1/01/27 1/23 at 100.00 N/R 963,160
500 5.000%, 1/01/34 1/23 at 100.00 N/R 459,840
Dakota County Community Development Agency,
Minnesota, Senior Housing Revenue Bonds, Walker
Highview Hills LLC Project, Refunding Series 2016A:
2,385 3.875%, 8/01/29, 144A 8/22 at 100.00 N/R 2,372,360
1,100 5.000%, 8/01/36, 144A 8/22 at 100.00 N/R 1,101,067
500 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of
Lonsdale, LLC Project, Series 2019, 4.200%, 5/01/35
5/24 at 101.00 N/R 440,865
1,435 Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen Second Century & Owatonna Senior Living Project, Refunding
Series 2014A, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
7/22 at 100.00 N/R 1,420,119
200 Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds,
Haven Homes, Inc. Project, Series 2019, 4.000%, 7/01/32
7/25 at 102.00 N/R 185,356
100 Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton
Community Home, Refunding Series 2019, 3.750%, 5/01/34
5/24 at 101.00 N/R 88,877
Minneapolis, Minnesota, Revenue Bonds, Walker
Minneapolis Campus Project, Refunding Series 2012:
1,400 5.000%, 11/15/24 11/22 at 100.00 N/R 1,400,168
1,650 4.750%, 11/15/28 11/22 at 100.00 N/R 1,596,523
Minneapolis, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Ecumen Abiitan Mill City Project,  Series
2015:
425 4.750%, 11/01/28 5/23 at 100.00 N/R 426,980
750 5.250%, 11/01/45 5/23 at 100.00 N/R 753,615
Morris, Minnesota, Health Care Facilities Revenue Bonds,
Farmington Health Services Project, Refunding Series
2019:
190 2.900%, 8/01/23 No Opt. Call N/R 186,937
100 3.100%, 8/01/25 8/24 at 101.00 N/R 96,047
380 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens
Project, Refunding Series 2016, 4.000%, 10/01/24
No Opt. Call N/R 390,290
Rochester, Minnesota, Health Care and Housing Revenue
Bonds, Samaritan Bethany, Inc. Project, Refunding Series
2017A:
775 3.875%, 8/01/26 8/25 at 100.00 N/R 764,561
805 4.000%, 8/01/27 8/25 at 100.00 N/R 794,615
2,000 4.000%, 8/01/30 8/25 at 100.00 N/R 1,917,660

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
$ 405 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 4.000%, 7/01/33
7/24 at 102.00 N/R $ 368,591
1,000 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016B, 4.350%, 6/01/36
6/26 at 100.00 N/R 892,340
2,760 Saint Paul Housing and Redevelopment Authority Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Homes Project,
Series 2013, 5.000%, 5/01/33
5/23 at 100.00 N/R 2,766,458
Saint Paul Housing and Redevelopment Authority,
Minnesota, Revenue Bonds, Amherst H. Wilder
Foundation Project, Refunding Series 2020A:
500 5.000%, 12/01/25 No Opt. Call Baa2 533,135
1,015 5.000%, 12/01/26 No Opt. Call Baa2 1,093,602
Saint Paul Housing and Redevelopment Authority,
Minnesota, Senior Housing and Health Care Revenue
Bonds, Episcopal Church Homes Project, Refunding
Senior Series 2021A:
160 3.100%, 11/01/31, 144A 11/26 at 102.00 N/R 136,198
625 3.150%, 11/01/32, 144A 11/26 at 102.00 N/R 524,744
Saint Paul Park, Minnesota, Health Facilities Revenue Bonds,
Presbyterian Homes Interlude Transitional Care Projects,
Refunding Series 2018:
510 4.200%, 5/01/33 5/23 at 102.00 N/R 511,928
1,940 4.750%, 5/01/38 5/23 at 102.00 N/R 1,971,020
Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017:
500 3.250%, 9/01/26 9/24 at 100.00 N/R 492,370
550 3.700%, 9/01/28 9/24 at 100.00 N/R 544,527
350 3.800%, 9/01/29 9/24 at 100.00 N/R 346,266
565 3.900%, 9/01/30 9/24 at 100.00 N/R 558,299
320 4.125%, 9/01/34 9/24 at 100.00 N/R 315,293
1,020 Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds,
Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/27
9/22 at 100.00 N/R 1,021,163
1,590 Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor
Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/27
No Opt. Call N/R 1,610,352
2,395 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
1/23 at 100.00 N/R 2,167,307
Scanlon, Minnesota, Health Care Facilities Revenue Bonds,
Duluth Health Services Project, Refunding Series 2020:
100 2.450%, 3/01/23 No Opt. Call N/R 98,852
120 2.700%, 3/01/26 3/25 at 101.00 N/R 112,781
335 2.950%, 3/01/28 3/25 at 101.00 N/R 305,597
Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series
2019:
175 3.000%, 8/01/27 8/24 at 102.00 N/R 168,883
300 3.125%, 8/01/28 8/24 at 102.00 N/R 288,156
300 3.250%, 8/01/29 8/24 at 102.00 N/R 286,995
225 3.375%, 8/01/30 8/24 at 102.00 N/R 213,469
600 5.000%, 8/01/31 8/24 at 102.00 N/R 617,664
450 5.000%, 8/01/32 8/24 at 102.00 N/R 462,384
250 5.000%, 8/01/33 8/24 at 102.00 N/R 256,400
555 5.000%, 8/01/34 8/24 at 102.00 N/R 568,570
250 5.000%, 8/01/35 8/24 at 102.00 N/R 255,825
500 4.000%, 8/01/44 8/24 at 102.00 N/R 448,280
43,290 Total Long-Term Care 42,267,099

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General - 29.6%
$ 2,000 Alexandria Independent School District 206, Douglas County, Minnesota,
General Obligation Bonds, Refunding School Building Series 2017A,
5.000%, 2/01/30
2/28 at 100.00 Aa2 $ 2,274,000
1,180 Annandale Independent School District 876, Wright and Stearns Counties,
Minnesota, General Obligation Bonds, Refunding School Building Series
2020A, 4.000%, 2/01/28
No Opt. Call Aa2 1,281,504
1,475 Anoka-Hennepin Independent School District 11, Coon Rapids,
Minnesota, General Obligation Bonds, School Building Series 2020A,
3.000%, 2/01/34
2/28 at 100.00 AAA 1,487,906
1,165 Barnesville Independent School District 146 Public Schools, Clay, Otter
Tail and Wilkin Counties, Minnesota, General Obligation Bonds, School
Building Series 2019A, 4.000%, 2/01/31
2/28 at 100.00 Aa2 1,248,670
1,405 Benson Independent School District 777, Minnesota, General Olibation
Bonds, School Building Series 2018A, 4.000%, 2/01/32
2/27 at 100.00 AAA 1,494,808
Brainerd Independent School District 181, Crow Wing
County, Minnesota, General Obligation Bonds, School
Building Series 2018A:
3,280 4.000%, 2/01/30 2/27 at 100.00 AAA 3,504,483
1,000 4.000%, 2/01/33 2/27 at 100.00 AAA 1,054,320
Brooklyn Center Independent School District 286,
Minnesota, General Obligation Bonds, Series 2018A:
2,145 4.000%, 2/01/35 2/27 at 100.00 Aa2 2,256,261
1,720 4.000%, 2/01/37 2/27 at 100.00 Aa2 1,798,260
2,000 Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding Series
2014A, 4.000%, 11/01/28 - BAM Insured
11/23 at 100.00 AA 2,059,320
Chaska, Minnesota, General Obligation Bonds, Series
2020C:
250 5.000%, 2/01/29 No Opt. Call AA 286,640
1,000 Cloquet Independent School District 94, Carlton and Sant Louis Counties,
Minnesota, General Obligation Bonds, School Building Series 2015B,
4.000%, 2/01/36
2/25 at 100.00 Aa2 1,026,600
225 Columbia Heights Independent School District 13, Minnesota, General
Obligation Bonds, School Building Series 2019B, 0.000%, 2/01/27
No Opt. Call Aa2 200,009
1,055 Dawson-Boyd Independent School District 378, Yellow Medicine County,
Minnesota, General Obligation Bonds, School Building Series 2019A,
4.000%, 2/01/30
2/28 at 100.00 AAA 1,134,136
1,250 Detroit Lakes Independent School District 22, Becker and Otter Tail
Counties, Minnesota, General Obligation Bonds, School Building Series
2019A, 4.000%, 2/01/30
2/27 at 100.00 AAA 1,344,700
Dilworth-Glyndon-Felton Independent School District 2164,
Clay County, Minnesota, General Obligation Bonds,
School Building Series 2020A:
685 4.000%, 2/01/28 2/26 at 100.00 AAA 730,210
970 4.000%, 2/01/30 2/26 at 100.00 AAA 1,030,480
1,270 Duluth Independent School District 709, Saint Louis County, Minnesota,
General Obligation Bonds, Capital Appreciation Series 2021C, 0.000%,
2/01/30
2/28 at 96.61 Aa2 956,894
3,150 Elk River Independent School District 728, Minnesota, General Obligation
Bonds, Facilities Maintenance Series 2019A, 4.000%, 2/01/31
2/27 at 100.00 Aa2 3,352,923
1,530 Eveleth-Gilbert Public Schools Independent School District 2154, Saint
Louis County, Minnesota, General Obligation Bonds, Series 2019A,
4.000%, 2/01/32
2/28 at 100.00 AAA 1,636,488
2,460 Forest Lake, Washington County, Minnesota, General Obligation Bonds,
Series 2019A, 4.000%, 2/01/32
2/29 at 100.00 AA+ 2,666,689
Fridley Independent School District 14, Anoka County,
Minnesota, General Obligation Bonds, Alternative Facility,
Series 2016B:
2,620 5.000%, 2/01/27 2/26 at 100.00 Aa2 2,898,401
1,075 4.000%, 2/01/28 2/26 at 100.00 Aa2 1,143,209
665 Goodhue County, Minnesota, General Obligation Bonds, Capital
Improvement Plan, Series 2015A, 3.000%, 2/01/27
2/23 at 100.00 Aa2 668,471
1,485 Goodhue Independent School District 253, Minnesota, General
Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30
2/28 at 100.00 AAA 1,596,390

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Greenway Independent School District 316, Itasca
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2019F:
$ 1,265 0.000%, 2/01/27 2/26 at 97.95 AAA $ 1,117,362
1,345 0.000%, 2/01/28 2/26 at 95.70 AAA 1,149,208
5,295 Hennepin County, Minnesota, General Obligation Bonds, Series 2021A,
5.000%, 12/01/33
12/31 at 100.00 N/R 6,281,829
1,040 Hennepin County, Minnesota, General ObligationBons, Sales Tax Series
2020C, 5.000%, 12/15/31
12/29 at 100.00 AAA 1,215,001
500 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 AAA 517,875
330 Jackson County Central Independent School District 2895, Minnesota,
General Obligation Bonds, School Building Series 2020A, 4.000%,
2/01/27
No Opt. Call AAA 355,875
100 La Crescent, Minnesota, General Obligation Bonds, Series 2019B, 4.000%,
2/01/23
No Opt. Call A1 101,623
130 Lake Crystal, Minnesota, General Obligation Bonds, Series 2019A,
3.000%, 12/15/23
No Opt. Call AA 132,379
Lester Prairie Independent School District 424, McLeaod
County, Minnesota, General Obligation Bonds, School
Building Series 2019A:
415 5.000%, 2/01/29 No Opt. Call Aa2 481,052
625 4.000%, 2/01/30 2/29 at 100.00 Aa2 681,481
1,390 Maple River Independent School District 2135, Minnesota, General
Obligation Bonds, School Building Series 2020A, 5.000%, 2/01/29
No Opt. Call AAA 1,606,604
2,595 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, Long-Term Facilities Maintenance Series
2017B, 4.000%, 2/01/32
2/28 at 100.00 AAA 2,798,266
1,980 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, Long-Term Facilities Maintenance Series
2019B, 4.000%, 2/01/34
2/29 at 100.00 AAA 2,107,195
1,490 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, School Building Series 2020B, 4.000%,
2/01/32
2/30 at 100.00 AAA 1,637,614
Minneapolis, Minnesota, General Obligation Bonds,
Improvement & Various Purpose Series 2018:
1,480 4.000%, 12/01/33 12/26 at 100.00 AAA 1,581,276
500 4.000%, 12/01/35 12/26 at 100.00 AAA 524,755
2,000 Minnesota State, General Obligation Bonds, Various Purpose Series
2013A, 5.000%, 8/01/25
8/23 at 100.00 AAA 2,082,960
2,000 Minnesota State, General Obligation Bonds, Various Purpose Series
2013D, 3.500%, 10/01/28
10/23 at 100.00 AAA 2,033,380
5,100 Minnesota State, General Obligation Bonds, Various Purpose Series
2021A, 4.000%, 9/01/38
9/31 at 100.00 N/R 5,477,910
Minnetonka Independent School District 276, Hennepin
County, Minnesota, General Obligation Bonds, Refunding
Series 2013H:
525 4.000%, 2/01/25 2/23 at 100.00 Aaa 533,195
600 4.000%, 2/01/26 2/23 at 100.00 Aaa 608,862
500 Montgomery Independent School District 2905, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34
2/25 at 100.00 Aa2 524,830
1,475 Moose Lake Independent School District 97, Carlton and Pine Counties,
Minnesota, General Obligation Bonds, School Buidling Series 2015A,
4.000%, 2/01/30
2/25 at 100.00 Aa2 1,537,909
1,000 Mora Independent School District 332, Kanabec County, Minnesota,
General Obligation Bonds, School Building Series 2020A, 3.000%,
2/01/29
2/28 at 100.00 AAA 1,019,830
2,050 North Branch Independent School District 138, Chisago County,
Minnesota, General Obligation Bonds, School Building Series 2017A,
4.000%, 2/01/30
2/27 at 100.00 AAA 2,178,187
850 North Saint Paul-Maplewood-Oakdale Independent School District
622, Ramsey County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018A, 3.375%, 2/01/35
2/27 at 100.00 Aa2 863,379

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,375 North Saint Paul-Maplewood-Oakdale Independent School District 622,
Ramsey County, Minnesota, General Obligation Bonds, School Building
Series 2019A, 5.000%, 2/01/31
2/28 at 100.00 Aa2 $ 1,561,945
Northland Independent School District 118, Minnesota,
General Obligation Bonds, Series 2016A:
560 3.000%, 2/01/27 2/24 at 100.00 Aa2 567,090
1,185 3.000%, 2/01/29 2/24 at 100.00 Aa2 1,197,561
1,500 Osseo Independent School District 279 Hennepin County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018B, 4.000%,
2/01/34
2/27 at 100.00 Aa1 1,579,395
1,035 Perham Dent Independent School District 549, Minnesota, General
Obligation Bonds, School Building Series 2016A, 3.000%, 2/01/30
2/24 at 100.00 Aa2 1,044,833
1,145 Pipestone-Jasper Independent School District 2689, Minnesota, General
Obligation Bonds, Series 2019A, 5.000%, 2/01/28
No Opt. Call AAA 1,309,067
880 Plainview-Elgin-Millville Independent School District 2899, Minnesota,
General Obligation Bonds, School Building Series 2019A, 4.000%,
2/01/32
2/28 at 100.00 AAA 941,248
1,250 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2018A, 3.000%, 2/01/30
8/26 at 100.00 Aa2 1,268,975
2,400 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%,
2/01/35
2/27 at 100.00 Aa2 2,505,264
2,500 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, Series 1994, 4.000%, 2/01/37
2/27 at 100.00 Aa2 2,591,650
1,270 Russell-Tyler-Ruthton Public Schools Independent School District 2902,
Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/28
No Opt. Call AAA 1,451,978
1,100 Saint Cloud Independent School District 742, Stearns County, Minnesota,
General Obligation Bonds, Series 2015A, 4.000%, 2/01/30
2/25 at 100.00 Aa2 1,146,915
575 Saint Francis Independent School District 15, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34
2/23 at 100.00 Aa2 579,560
3,950 Saint Louis Park Independent School District 283, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series 2018A,
5.000%, 2/01/30
2/27 at 100.00 Aa2 4,391,610
1,225 Saint Michael Independent School District 885, Wright County, Minnesota,
General Obligation Bonds, School Building Series 2017A, 3.200%,
2/01/32
2/26 at 100.00 Aa2 1,245,139
400 Sauk Rapids Independent School District 047, Benton County, Minnesota,
General Obligation Bonds, School Building Series 2020A, 4.000%,
2/01/29
2/28 at 100.00 AAA 432,580
Shakopee Independent School District 720, Scott County,
Minnesota, General Obligation Bonds, Capital Facilities
Series 2020A:
200 4.000%, 2/01/28 2/27 at 100.00 Aa2 213,144
225 4.000%, 2/01/30 2/27 at 100.00 Aa2 238,561
1,240 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Alternate Facilities Series 2014A, 3.500%,
2/01/27
2/24 at 100.00 Aa2 1,263,721
South Washington County Independent School District
833, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018A:
1,330 4.000%, 2/01/31 2/27 at 100.00 Aa2 1,404,267
2,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2022A, 4.000%,
2/01/35 (WI/DD, Settling 6/09/22)
2/30 at 100.00 N/R 2,133,560
2,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, School Building Series 2016A, 4.000%,
2/01/29
2/26 at 100.00 Aa2 2,098,580
915 Southland Independent School District 500, Minnesota, General
Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/31
2/27 at 100.00 AAA 962,809
1,475 Spring Lake Independent School District 16, Anoka County, Minnesota,
General Obligation Bonds, Refunding Series 2015A, 3.000%, 2/01/26
2/25 at 100.00 Aa2 1,508,232

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,000 Stillwater Independent School District 834, Washington County,
Minnesota, General Obligation Bonds, School Building Series 2015A,
4.000%, 2/01/28
2/24 at 100.00 Aa2 $ 2,062,180
Virginia, Minnesota, General Obligation Bonds, Sales Tax
Series 2020A:
870 5.000%, 2/01/28 - AGM Insured No Opt. Call AA 982,813
510 4.000%, 2/01/29 - AGM Insured 2/28 at 100.00 AA 545,129
360 4.000%, 2/01/30 - AGM Insured 2/28 at 100.00 AA 383,090
2,415 Watertown-Mayer Independent School District 111, Carver, Hennepin and
Wright Counties, Minnesota, General Obligation Bonds, School Building
Series 2020A, 0.000%, 2/01/31
2/28 at 94.63 AAA 1,860,057
111,530 Total Tax Obligation/General 117,752,562
Tax Obligation/Limited - 10.5%
200 Alexandria Independent School District 206, Douglas County, Minnesota,
General Obligation Bonds, Series 2021A, 3.000%, 2/01/31
2/29 at 100.00 A2 200,306
695 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/28
No Opt. Call Aa2 783,557
55 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2017A, 4.000%, 12/15/37
12/27 at 100.00 N/R 54,496
1,475 Minneapolis Special School District 1, Hennepin County, Minnesota,
Certificates of Participation, Full Term Series 2015D, 3.000%, 2/01/29
2/24 at 100.00 AAA 1,490,635
1,000 Minneapolis Special School District 1, Hennepin County, Minnesota,
Certificates of Participation, Full Term Series 2017C, 4.000%, 2/01/30
2/28 at 100.00 AAA 1,082,140
Minneapolis, Minnesota, Tax Increment Revenue Bonds,
Grant Park Project, Refunding Series 2015:
495 3.650%, 3/01/24 3/23 at 100.00 N/R 495,921
200 3.800%, 3/01/25 3/23 at 100.00 N/R 200,508
200 4.000%, 3/01/27 3/23 at 100.00 N/R 200,576
340 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St.
Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/24
3/23 at 100.00 N/R 341,564
Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy
Tower Project, Series 2015:
1,115 4.000%, 3/01/25 3/24 at 100.00 N/R 1,119,493
500 5.000%, 3/01/29 3/24 at 100.00 N/R 505,905
1,170 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2015C, 4.000%, 8/01/27
8/24 at 100.00 AA+ 1,216,484
960 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/34
8/28 at 100.00 AA+ 994,742
770 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2019A, 4.000%, 8/01/32
8/29 at 100.00 AA+ 829,359
485 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2019C, 4.000%, 8/01/31
8/29 at 100.00 AA+ 509,643
1,055 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020A, 4.000%, 8/01/31
8/30 at 100.00 AA+ 1,130,844
1,810 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020D, 4.000%, 8/01/31
8/30 at 100.00 AA+ 1,940,121
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021B:
755 5.000%, 8/01/33 8/31 at 100.00 N/R 884,007
880 3.000%, 8/01/37 8/31 at 100.00 N/R 848,892
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021C:
1,085 5.000%, 8/01/33 8/31 at 100.00 N/R 1,270,394
2,810 4.000%, 8/01/35 8/31 at 100.00 N/R 2,949,713
3,295 4.000%, 8/01/39 8/31 at 100.00 N/R 3,410,457
2,385 4.000%, 8/01/40 8/31 at 100.00 N/R 2,445,579
1,185 Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State
Appropriation Series 2011, 5.250%, 8/01/27
7/22 at 100.00 AA+ 1,189,136
200 Minnetonka Independent School District 276, Hennepin County,
Minnesota, Certificates of Participation, Series 2022A, 5.000%, 2/01/32
2/29 at 100.00 N/R 227,388

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Northeast Metropolitan Intermediate School District 916,
White Bear Lake, Minnesota, Certificates of Particpation,
Series 2015B:
$ 605 3.125%, 2/01/29 2/25 at 100.00 A1 $ 608,521
350 3.250%, 2/01/30 2/25 at 100.00 A1 352,152
Plymouth Intermediate District 287, Minnesota, Facilities
Maintence Bonds, Series 2017B:
235 4.000%, 5/01/26 No Opt. Call Aa3 250,571
175 4.000%, 5/01/27 No Opt. Call Aa3 187,177
1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 N/R 1,007,880
1,215 Roseville Independent School District 623, Ramsey County, Minnesota,
Certificates of Participation, Series 2021A, 5.000%, 4/01/30
No Opt. Call Baa2 1,359,196
Saint Cloud Independent School District 742, Stearns
County, Minnesota, Certificates of Participation, Saint
Cloud Area Public Schools, Series 2017A:
630 5.000%, 2/01/30 2/25 at 100.00 A1 673,804
725 4.000%, 2/01/38 2/25 at 100.00 A1 732,221
1,685 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.250%, 2/01/33
2/27 at 100.00 AAA 1,699,508
1,020 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2019B, 4.000%, 2/01/32
2/29 at 100.00 AAA 1,103,752
1,000 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2020C, 3.000%, 2/01/36
2/28 at 100.00 AAA 968,770
735 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 5.000%,
11/01/29
11/24 at 100.00 A+ 783,914
200 Shakopee Independent School District 720, Scott County, Minnesota,
Certificates of Participation, Series 2021B, 4.000%, 2/01/30
No Opt. Call N/R 212,638
3,500 Virginia Housing and Redevelopment Authority, Minnesota, Health
Care Facility Lease Revenue Bonds, Refunding Series 2018A, 4.000%,
10/01/29
10/25 at 100.00 N/R 3,350,270
White Bear Lake Independent School District 624, Ramsey
County, Minnesota, Certificates of Participation, Series
2020B:
790 5.000%, 4/01/25 No Opt. Call A+ 847,607
Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A:
375 4.000%, 2/01/26 No Opt. Call Baa1 389,513
320 4.000%, 2/01/28 No Opt. Call Baa1 334,374
330 4.000%, 2/01/30 No Opt. Call Baa1 344,880
40,010 Total Tax Obligation/Limited 41,528,608
Transportation - 4.7%
380 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Senior Lien Series 2016A, 4.000%,
1/01/26
No Opt. Call AA- 400,018
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2014A:
335 5.000%, 1/01/29 1/24 at 100.00 A+ 346,337
2,000 5.000%, 1/01/30 1/24 at 100.00 A+ 2,063,980
1,965 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A,
5.000%, 1/01/30
7/29 at 100.00 A+ 2,212,315
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019B:
3,000 5.000%, 1/01/27, (AMT) No Opt. Call A+ 3,240,900
2,540 5.000%, 1/01/31, (AMT) 7/29 at 100.00 A+ 2,781,732
895 5.000%, 1/01/33, (AMT) 7/29 at 100.00 A+ 972,230
550 5.000%, 1/01/34, (AMT) 7/29 at 100.00 A+ 596,348
1,500 5.000%, 1/01/44, (AMT) 7/29 at 100.00 A+ 1,602,420

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 590 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019C,
5.000%, 1/01/27
No Opt. Call A+ $ 653,047
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series
2016C:
1,050 5.000%, 1/01/34 1/27 at 100.00 AA- 1,133,212
2,310 5.000%, 1/01/35 1/27 at 100.00 AA- 2,490,573
180 5.000%, 1/01/36 1/27 at 100.00 AA- 193,925
17,295 Total Transportation 18,687,037
U.S. Guaranteed - 4.7% (4)
Jordan Independent School District 717, Scott County,
Minnesota, General Obligation Bonds, School Building
Series 2014A:
1,000 4.000%, 2/01/26, (Pre-refunded 2/01/23) 2/23 at 100.00 Aa2 1,015,230
1,275 4.000%, 2/01/27, (Pre-refunded 2/01/23) 2/23 at 100.00 Aa2 1,294,418
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint Catherine University, Refunding Series
2012-7Q:
740 5.000%, 10/01/23, (Pre-refunded 10/01/22) 10/22 at 100.00 Baa1 749,073
490 5.000%, 10/01/24, (Pre-refunded 10/01/22) 10/22 at 100.00 Baa1 496,007
675 Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck
Saint Mary's School Project, Series 2015, 5.000%, 8/01/22, (ETM), 144A
No Opt. Call BB 679,273
570 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2013B, 5.000%, 12/01/33, (Pre-refunded 12/01/23)
12/23 at 100.00 Aa3 597,576
Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Olmsted Medical Center Project, Series 2013:
940 3.000%, 7/01/25, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 952,352
515 3.250%, 7/01/26, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 523,142
St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
1,100 5.000%, 11/15/29, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R 1,199,011
2,285 5.000%, 11/15/30, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R 2,490,673
Western Minnesota Municipal Power Agency, Minnesota,
Power Supply Revenue Bonds, Series 2014A:
2,850 5.000%, 1/01/29, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa3 2,994,153
2,750 5.000%, 1/01/30, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa3 2,889,095
1,000 5.000%, 1/01/31, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa3 1,050,580
1,150 5.000%, 1/01/32, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa3 1,208,167
500 Worthington Independent School District 518, Nobles County, Minnesota,
Certificates of Participation, Series 2017A, 4.000%, 2/01/30, (Pre-
refunded 2/01/26)
2/26 at 100.00 A+ 531,710
17,840 Total U.S. Guaranteed 18,670,460
Utilities - 5.2%
Brainerd, Minnesota, Electric Utility Revenue Bonds, Series
2014A:
475 4.000%, 12/01/28 12/24 at 100.00 AA 494,024
495 4.000%, 12/01/29 12/24 at 100.00 AA 514,612
Central Minnesota Municipal Power Agency, Revenue
Bonds, Brookings - Southeast Twin Cities Transmission
Project, Refunding Series 2021:
250 5.000%, 1/01/32 - AGM Insured 1/30 at 100.00 N/R 287,060
175 4.000%, 1/01/33 - AGM Insured 1/30 at 100.00 N/R 187,304
1,140 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/25
- AGM Insured
10/22 at 100.00 AA 1,153,213
Hutchinson, Minnesota, Public Utility Revenue Bonds,
Refunding Series 2012A:
580 5.000%, 12/01/25 12/22 at 100.00 A1 590,243
670 5.000%, 12/01/26 12/22 at 100.00 A1 681,832

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Luverne, Minnesota, Electric Revenue Bonds, Series 2018A:
$ 225 4.000%, 12/01/27 No Opt. Call AA $ 241,411
100 4.000%, 12/01/33 12/28 at 100.00 AA 106,433
665 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 N/R 696,860
Minnesota Municipal Power Agency, Electric Revenue
Bonds, Refunding Series 2014:
500 5.000%, 10/01/29 10/24 at 100.00 A1 534,740
500 5.000%, 10/01/30 10/24 at 100.00 A1 534,740
1,000 Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding
Series 2014A, 3.500%, 10/01/28
10/24 at 100.00 A1 1,020,630
1,430 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2013A, 5.000%, 1/01/30
1/23 at 100.00 A- 1,456,956
750 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2015E, 3.000%, 12/01/29
12/25 at 100.00 AA 763,620
1,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/33
12/26 at 100.00 AA 1,122,020
1,070 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-4, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 A- 1,092,598
Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2021-1. 501 C3:
100 3.000%, 10/01/22 No Opt. Call A- 100,516
200 3.000%, 10/01/25 No Opt. Call A- 203,398
100 3.000%, 10/01/27 No Opt. Call A- 101,496
500 4.000%, 10/01/28 10/27 at 100.00 A- 533,385
2,500 Southern Minnesota Municipal Power Agency Power Supply System
Revenue Bonds, Series 2015A, 4.000%, 1/01/30
1/26 at 100.00 AA- 2,612,550
1,000 Southern Minnesota Municipal Power Agency, Power Supply System
Revenue Bonds, Series 1994A, 0.000%, 1/01/26 - NPFG Insured
No Opt. Call A+ 912,820
Western Minnesota Municipal Power Agency, Minnesota,
Power Supply Revenue Bonds, Refunding Series 2012A:
1,000 3.000%, 1/01/28 1/23 at 100.00 Aa3 1,004,270
1,250 5.000%, 1/01/29 1/23 at 100.00 Aa3 1,274,512
Western Minnesota Municipal Power Agency, Minnesota,
Power Supply Revenue Bonds, Refunding Series 2015A:
1,335 5.000%, 1/01/31 1/26 at 100.00 Aa3 1,465,243
1,000 5.000%, 1/01/33 1/26 at 100.00 Aa3 1,096,110
20,010 Total Utilities 20,782,596
$ 381,360 Total Long-Term Investments (cost $400,650,189) 396,243,909
Other Assets Less Liabilities - 0.3% 1,008,273
Net Assets - 100% $ 397,252,182
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Minnesota Municipal Bond Fund
Portfolio of Investments May 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.8%
MUNICIPAL BONDS - 99.8%
Education and Civic Organizations - 15.3%
$ 130 Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46
8/26 at 100.00 BB+ $ 117,805
3,500 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Series 2021A,
5.250%, 6/15/56
6/29 at 100.00 N/R 2,776,375
City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A:
100 5.000%, 7/01/36 7/24 at 102.00 N/R 103,460
2,000 5.000%, 7/01/47 7/24 at 102.00 N/R 2,039,800
Deephaven, Minnesota, Charter School Lease Revenue
Bonds, Eagle Ridge Academy Project, Series 2015A:
675 5.250%, 7/01/37 7/25 at 100.00 BB+ 699,003
500 5.500%, 7/01/50 7/25 at 100.00 BB+ 515,515
1,025 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.750%, 8/01/44
8/22 at 102.00 BB+ 1,047,929
1,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.375%, 8/01/50
8/27 at 102.00 BB+ 1,039,970
100 Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/36
7/26 at 100.00 N/R 99,098
5,350 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 5.000%, 11/01/47
11/26 at 100.00 BB 5,393,977
Hugo, Minnesota, Charter School Lease Revenue Bonds,
Noble Academy Project, Series 2014A:
600 5.000%, 7/01/29 7/24 at 100.00 BB 610,884
1,000 5.000%, 7/01/34 7/24 at 100.00 BB 1,012,360
525 5.000%, 7/01/44 7/24 at 100.00 BB 527,137
4,150 Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 N/R 3,814,971
1,415 Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin
Career & Technical High School Project, Series 2021A, 4.000%, 6/01/51
6/29 at 102.00 N/R 1,102,299
300 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2016A, 5.000%, 7/01/47
7/24 at 102.00 N/R 302,961
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Northeast College Prep Project, Series 2020A:
410 5.000%, 7/01/40 7/30 at 100.00 N/R 400,914
100 5.000%, 7/01/55 7/30 at 100.00 N/R 92,988
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Yinghua Academy Project, Series 2013A:
500 6.000%, 7/01/33 7/23 at 100.00 BB+ 511,355
3,715 6.000%, 7/01/43 7/23 at 100.00 BB+ 3,780,012
1,260 6.125%, 7/01/48 7/23 at 100.00 BB+ 1,283,033
420 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Augsburg College, Series 2014-8-C, 3.500%, 5/01/23
6/22 at 100.00 Ba1 418,643
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Bethel University, Refunding Series 2017:
2,345 5.000%, 5/01/37 5/27 at 100.00 BB+ 2,414,013
4,700 5.000%, 5/01/47 5/27 at 100.00 BB+ 4,783,660
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Carleton College, Refunding Series 2017:
1,000 4.000%, 3/01/37 3/27 at 100.00 Aa2 1,032,800
1,000 4.000%, 3/01/39 3/27 at 100.00 Aa2 1,028,340
500 Minnesota Higher Education Facilities Authority, Revenue Bonds, College
of Saint Scholastica, Inc., Refunding Series 2019, 4.000%, 12/01/40
12/29 at 100.00 Baa2 506,775

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Macalester College, Refunidng Series 2021:
$ 140 4.000%, 3/01/33 3/31 at 100.00 Aa3 $ 151,785
155 4.000%, 3/01/34 3/31 at 100.00 Aa3 166,424
125 4.000%, 3/01/35 3/31 at 100.00 Aa3 133,491
155 4.000%, 3/01/36 3/31 at 100.00 Aa3 164,703
100 4.000%, 3/01/37 3/31 at 100.00 Aa3 105,683
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Series 201528J, 3.250%, 3/01/30
3/25 at 100.00 Aa3 1,017,800
675 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 Baa1 724,687
170 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
John's University, Refunding Series 2021, 4.000%, 10/01/35
10/30 at 100.00 A2 173,777
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint John's University, Series 2015-8I:
350 5.000%, 10/01/33 10/25 at 100.00 A2 370,632
385 5.000%, 10/01/34 10/25 at 100.00 A2 407,357
500 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Olaf College, Series 2016-8-N, 4.000%, 10/01/35
10/26 at 100.00 A1 511,010
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint Olaf College, Series 2021:
1,000 3.000%, 10/01/38 10/30 at 100.00 A1 917,880
325 3.000%, 10/01/41 10/30 at 100.00 A1 292,052
3,000 4.000%, 10/01/50 10/30 at 100.00 A1 3,052,800
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Green Series 2022A:
1,000 4.000%, 10/01/38 (WI/DD, Settling 6/02/22) 10/30 at 100.00 N/R 1,017,490
575 4.125%, 10/01/41 10/30 at 100.00 N/R 585,281
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2016-8L, 5.000%, 4/01/27
4/26 at 100.00 A2 1,089,940
100 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2017A, 4.000%, 10/01/36
10/27 at 100.00 A2 100,881
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2019:
1,000 5.000%, 10/01/34 10/29 at 100.00 A2 1,105,860
2,000 5.000%, 10/01/40 10/29 at 100.00 A2 2,182,860
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2022B:
1,490 4.125%, 10/01/42 (WI/DD, Settling 6/02/22) 10/30 at 100.00 N/R 1,514,794
500 4.125%, 10/01/42 (WI/DD, Settling 6/02/22) 10/30 at 100.00 N/R 508,320
2,045 5.000%, 10/01/47 (WI/DD, Settling 6/02/22) 10/30 at 100.00 N/R 2,201,442
805 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, 2020 Senior Series, 2.650%, 11/01/38, (AMT)
11/27 at 100.00 AA 717,963
1,950 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40
12/25 at 100.00 Baa1 2,033,051
1,130 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 BB- 1,112,022
700 Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter
School Project, Series 2004A, 5.500%, 12/01/33
7/22 at 100.00 BBB- 701,050
155 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/46
4/26 at 100.00 N/R 118,560
1,600 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Series 2019, 4.000%, 12/01/49
12/29 at 100.00 BBB- 1,465,472
685 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A,
5.500%, 7/01/52, 144A
7/27 at 100.00 N/R 706,050
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College
Prep Academy Project, Refunding Series 2020A:
1,500 5.000%, 9/01/40 9/30 at 100.00 BB+ 1,536,540
1,000 5.000%, 9/01/43 9/30 at 100.00 BB+ 1,018,180

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College
Prep Academy Project, Series 2016A:
$ 500 5.750%, 9/01/46 9/26 at 100.00 BB+ $ 525,850
1,000 6.000%, 9/01/51 9/26 at 100.00 BB+ 1,059,300
3,800 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project,
Series 2020A, 5.000%, 12/01/45
12/28 at 102.00 BB 3,480,876
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School
Project, Series 2018A:
1,000 5.000%, 6/15/48, 144A 6/25 at 100.00 N/R 1,012,040
1,615 5.000%, 6/15/53, 144A 6/25 at 100.00 N/R 1,632,167
730 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Refunding
Series 2021A, 4.000%, 9/01/31
9/24 at 102.00 BB+ 727,722
2,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 BB+ 1,792,740
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities
Academy Project, Series 2015A:
625 5.300%, 7/01/45 7/25 at 100.00 BB 639,931
1,030 5.375%, 7/01/50 7/25 at 100.00 BB 1,054,720
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School Project, Series 2019:
1,230 5.000%, 7/01/49 7/27 at 102.00 BB 1,251,217
2,620 5.000%, 7/01/55 7/27 at 102.00 BB 2,654,794
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A:
500 5.000%, 7/01/33 7/23 at 100.00 BB 504,270
1,450 5.000%, 7/01/44 7/23 at 100.00 BB 1,458,874
1,435 Saint Paul Housing and Redevelopment Authority, Minnesota, Charter
School Revenue Bonds, Higher Ground Academy Charter School, Series
2013A, 5.000%, 12/01/33
12/22 at 100.00 BB+ 1,442,577
Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A:
2,035 5.000%, 10/01/41 10/26 at 100.00 N/R 2,053,763
380 5.125%, 10/01/48 10/26 at 100.00 N/R 383,123
1,500 Spring Lake Park, Minnesota, Charter School Lease Revenue Bonds, Excell
Academy for Higher Learning Inc., Series 2019A, 5.000%, 6/15/49
6/27 at 100.00 N/R 1,512,765
500 St. Paul Housing and Redevelopment Authority, Minnesota, Charter
School Revenue Bonds, Higher Ground Academy Charter School, Series
2018, 5.125%, 12/01/49
12/26 at 102.00 BB+ 512,750
University of Minnesota, General Obligation Bonds, Series
2014B:
2,235 4.000%, 1/01/33 1/24 at 100.00 Aa1 2,272,749
2,000 4.000%, 1/01/34 1/24 at 100.00 Aa1 2,029,720
University of Minnesota, General Obligation Bonds, Series
2019A:
2,110 5.000%, 4/01/40 4/29 at 100.00 Aa1 2,371,492
1,045 5.000%, 4/01/41 4/29 at 100.00 N/R 1,175,145
20 Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds,
Bluffview Montessori School Project, Refunding Series 2016, 4.750%,
6/01/46
6/24 at 100.00 N/R 17,747
Woodbury, Minnesota, Charter School Lease Revenue
Bonds, Math and Science Academy Building Company,
Refunding Series 2020A:
390 4.000%, 12/01/40 12/25 at 102.50 BBB- 373,706
450 4.000%, 12/01/50 12/25 at 102.50 BBB- 410,607

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 660 Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury
Leadership Academy, Series 2021A, 4.000%, 7/01/51
7/28 at 103.00 BB- $ 554,044
98,495 Total Education and Civic Organizations 98,266,603
Health Care - 17.7%
Chippewa County, Minnesota, Gross Revenue Hospital
Bonds, Montevideo Hospital Project, Refunding Series
2016:
500 4.000%, 3/01/32 3/26 at 100.00 N/R 502,045
2,000 4.000%, 3/01/37 3/26 at 100.00 N/R 1,974,040
City of Plato, Minnesota, Health Care Facilities Revenue
Bonds, Glencoe Regional Health Services Project, Series
2017:
550 3.000%, 4/01/26 No Opt. Call BBB 554,560
485 5.000%, 4/01/41 4/27 at 100.00 BBB 510,627
Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A:
500 5.000%, 2/15/37 2/28 at 100.00 A- 534,500
1,200 4.250%, 2/15/43 2/28 at 100.00 A- 1,211,988
2,000 5.000%, 2/15/43 2/28 at 100.00 A- 2,121,780
980 4.250%, 2/15/48 2/28 at 100.00 A- 984,586
8,115 5.000%, 2/15/48 2/28 at 100.00 A- 8,564,571
9,000 5.000%, 2/15/53 2/28 at 100.00 A- 9,474,570
3,000 5.250%, 2/15/53 2/28 at 100.00 A- 3,196,140
2,850 5.000%, 2/15/58 2/28 at 100.00 A- 3,000,281
590 5.250%, 2/15/58 2/28 at 100.00 A- 628,574
Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of
Duluth Obligated Group, Series 2021A:
400 4.000%, 6/15/34 6/31 at 100.00 BBB- 403,860
175 4.000%, 6/15/38 6/31 at 100.00 BBB- 175,222
175 4.000%, 6/15/39 6/31 at 100.00 BBB- 174,822
570 3.000%, 6/15/44 6/31 at 100.00 BBB- 458,234
450 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022A,  Forward Delivery, 4.000%, 6/15/38
6/32 at 100.00 BBB- 450,626
1,250 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022B, 5.250%, 6/15/47
6/32 at 100.00 N/R 1,343,388
Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013:
500 4.000%, 4/01/27 7/22 at 100.00 BBB 500,190
760 4.000%, 4/01/31 7/22 at 100.00 BBB 760,023
1,220 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds,
North Memorial Health Care, Series 2015, 4.000%, 9/01/35
9/25 at 100.00 Baa1 1,220,451
Maple Grove, Minnesota, Health Care Facility Revenue
Bonds, North Memorial Health Care, Series 2017:
425 5.000%, 5/01/31 5/27 at 100.00 Baa1 455,719
430 5.000%, 5/01/32 5/27 at 100.00 Baa1 458,354
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Allina Health System, Series 2021:
1,500 4.000%, 11/15/36 11/31 at 100.00 N/R 1,523,925
2,725 4.000%, 11/15/37 11/31 at 100.00 N/R 2,766,202
5,000 4.000%, 11/15/38 11/31 at 100.00 N/R 5,065,650
5,260 4.000%, 11/15/39 11/31 at 100.00 N/R 5,318,491
435 4.000%, 11/15/40 11/31 at 100.00 N/R 439,072
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2015A:
525 5.000%, 11/15/26 11/25 at 100.00 A+ 564,422
485 4.000%, 11/15/40 11/25 at 100.00 A+ 488,560
2,000 5.000%, 11/15/44 11/25 at 100.00 A+ 2,073,200

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2018A:
$ 600 5.000%, 11/15/33 11/28 at 100.00 A+ $ 652,476
1,000 5.000%, 11/15/36 11/28 at 100.00 A+ 1,075,940
285 4.000%, 11/15/37 11/28 at 100.00 A+ 289,899
3,965 4.000%, 11/15/48 11/28 at 100.00 A+ 3,903,939
7,000 5.000%, 11/15/49 11/28 at 100.00 A+ 7,415,590
1,000 Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care System Revenue Bonds, Allina Health System, Refunding
Series 2017A, 5.000%, 11/15/29
5/27 at 100.00 AA- 1,093,610
1,500 Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care System Revenue Bonds, Allina Health System, Refunding
Series 2019, 5.000%, 11/15/29
No Opt. Call AA- 1,727,760
2,400 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Refunding Series 2016B, 5.000%, 11/15/33
No Opt. Call AA 2,881,680
4,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2022, 5.000%, 11/15/57
11/32 at 100.00 N/R 4,522,600
675 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 5.000%, 5/01/46
5/26 at 100.00 AA- 702,162
Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2019:
2,070 5.000%, 5/01/48 5/29 at 100.00 AA- 2,205,999
1,700 4.000%, 5/01/49 5/29 at 100.00 AA- 1,670,148
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Facility Revenue Bonds,
HealthPartners Obligated Group, Refunding Series 2015A:
8,310 5.000%, 7/01/30 7/25 at 100.00 A 8,746,524
4,840 4.000%, 7/01/35 7/25 at 100.00 A 4,906,695
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Revenue Bonds, Fairview Health
Services, Series 2017A:
1,560 5.000%, 11/15/26 No Opt. Call A+ 1,709,089
2,135 5.000%, 11/15/27 No Opt. Call A+ 2,360,264
755 4.000%, 11/15/36 11/27 at 100.00 A+ 767,669
640 4.000%, 11/15/37 11/27 at 100.00 A+ 649,773
3,935 4.000%, 11/15/43 11/27 at 100.00 A+ 3,963,489
1,375 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions
Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
7/22 at 100.00 N/R 1,376,334
Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series
2014:
1,980 4.000%, 9/01/31 9/24 at 100.00 A 1,996,731
1,410 5.000%, 9/01/34 9/24 at 100.00 A 1,452,272
109,190 Total Health Care 113,969,316
Housing/Multifamily - 0.4%
2,500 Rochester, Minnesota, Multifamily Housing Revenue Bonds, Essex Place
Apartments Project, Series 2012A, 3.750%, 6/01/29
6/22 at 100.00 Aaa 2,500,450
Housing/Single Family - 0.7%
15 Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family
Mortgage Revenue Bonds, City Living Home Program, Market Series
2011B, 4.100%, 12/01/29
6/22 at 100.00 AA+ 15,004
4 Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single
Family Mortgage Revenue Bonds, City Living Series 2006A-4, 5.000%,
11/01/38, (AMT)
6/22 at 100.00 AA+ 3,571
45 Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family
Mortgage Revenue Bonds, City Living Series 2007A-2, 5.520%, 3/01/41,
(AMT)
6/22 at 100.00 AA+ 45,067
370 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2016A, 3.200%, 1/01/33, (AMT)
7/25 at 100.00 AA+ 366,492

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Single Family (continued)
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020A:
$ 485 1.550%, 7/01/25, (AMT) No Opt. Call AA+ $ 470,077
390 1.700%, 7/01/26, (AMT) No Opt. Call AA+ 375,277
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020D:
230 1.625%, 1/01/26, (AMT) No Opt. Call AA+ 219,611
210 1.650%, 7/01/26, (AMT) No Opt. Call AA+ 198,931
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020H:
460 1.100%, 7/01/26, (AMT) No Opt. Call AA+ 431,692
460 1.350%, 7/01/27, (AMT) No Opt. Call AA+ 426,507
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A:
380 1.550%, 1/01/28, (AMT) No Opt. Call AA+ 348,034
390 1.600%, 7/01/28, (AMT) No Opt. Call AA+ 354,526
485 1.750%, 1/01/29, (AMT) No Opt. Call AA+ 438,299
485 1.800%, 7/01/29, (AMT) No Opt. Call AA+ 435,705
245 1.900%, 1/01/30, (AMT) No Opt. Call AA+ 219,667
240 1.950%, 7/01/30, (AMT) No Opt. Call AA+ 214,090
4,894 Total Housing/Single Family 4,562,550
Industrials - 0.3%
2,250 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
10/22 at 100.00 BBB- 2,250,698
Long-Term Care - 8.1%
2,090 Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The
Homestead at Anoka, Inc. Project, Series 2014, 5.125%, 11/01/49
11/24 at 100.00 N/R 1,993,797
Apple Valley, Minnesota Senior Housing Revenue Bonds,
PHS Apple Valley Senior Housing, Inc. Orchard Path Phase
II Project, Series 2021:
840 4.000%, 9/01/51 9/28 at 102.00 N/R 709,296
875 4.000%, 9/01/61 9/28 at 102.00 N/R 714,892
1,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. Orchard Path Project, Refunding Series 2018,
5.000%, 9/01/43
9/23 at 102.00 N/R 1,009,760
Center City, Minnesota, Health Care Facilities Revenue
Bonds, Hazelden Betty Ford Foundation Project, Series
2014:
375 4.000%, 11/01/39 11/24 at 100.00 Baa1 371,734
500 5.000%, 11/01/44 11/24 at 100.00 Baa1 511,725
Chatfield, Minnesota, Healthcare and Housing Facilities
Revenue Bonds, Chosen Valley Care Center Project,
Refunding Series 2019:
500 5.000%, 9/01/44 9/26 at 102.00 N/R 456,135
1,500 5.000%, 9/01/52 9/26 at 102.00 N/R 1,320,000
1,500 Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Series 2013B, 6.000%, 8/01/43
8/23 at 100.00 N/R 1,520,355
1,500 City of West Saint Paul, Minnesota Housing and Health Care Facilities
Revenue Refunding Bonds, Walker Westwood Ridge Campus Project,
Series 2017, 5.000%, 11/01/49
11/25 at 100.00 N/R 1,402,410
Cloquet, Minnesota, Housing Facilities Revenue Bonds,
HADC Cloquet LLC Project, Refunding Series 2021:
250 3.400%, 8/01/36 8/28 at 102.00 N/R 201,355
700 4.000%, 8/01/41 8/28 at 102.00 N/R 577,990
200 4.000%, 8/01/48 8/28 at 102.00 N/R 154,948
1,180 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2013, 5.200%, 3/01/43
7/22 at 100.00 N/R 1,055,829

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
Columbus, Minnesota, Senior Housing Revenue Bonds,
Richfield Senior Housing, Inc., Refunding Series 2015:
$ 575 5.250%, 1/01/40 1/23 at 100.00 N/R $ 514,148
1,175 5.250%, 1/01/46 1/23 at 100.00 N/R 1,007,786
1,195 Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding
Series 2016A, 5.000%, 8/01/46, 144A
8/22 at 100.00 N/R 1,195,657
500 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of
Lonsdale, LLC Project, Series 2019, 4.600%, 5/01/44
5/24 at 101.00 N/R 427,735
1,185 Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen Second Century & Owatonna Senior Living Project, Refunding
Series 2014A, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
7/22 at 100.00 N/R 1,172,712
Maple Plain, Minnesota Senior Housing and Healthcare
Revenue Bonds, Haven Homes, Inc. Project, Series 2019:
400 4.100%, 7/01/34 7/25 at 102.00 N/R 367,292
1,000 5.000%, 7/01/49 7/25 at 102.00 N/R 955,690
1,250 5.000%, 7/01/54 7/25 at 102.00 N/R 1,172,300
200 Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton
Community Home, Refunding Series 2019, 4.000%, 5/01/39
5/24 at 101.00 N/R 175,260
Minneapolis, Minnesota, Revenue Bonds, Walker
Minneapolis Campus Project, Refunding Series 2012:
450 5.000%, 11/15/24 11/22 at 100.00 N/R 450,054
1,500 4.750%, 11/15/28 11/22 at 100.00 N/R 1,451,385
1,500 Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Ecumen Abiitan Mill City Project,  Series 2015, 5.250%, 11/01/45
5/23 at 100.00 N/R 1,507,230
300 Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington
Health Services Project, Refunding Series 2019, 3.400%, 8/01/28
8/24 at 101.00 N/R 278,967
2,000 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens
Project, Refunding Series 2016, 5.000%, 10/01/47
10/24 at 102.00 N/R 2,073,860
1,055 Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen
Second Century & Owatonna Senior Living Project, Refunding Series
2014B, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
7/22 at 100.00 N/R 1,038,574
1,285 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 5.000%, 7/01/55
7/24 at 102.00 N/R 1,204,212
2,700 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016B, 4.900%, 6/01/49
6/26 at 100.00 N/R 2,353,968
50 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016C, 3.150%, 6/01/28
7/22 at 100.00 N/R 45,258
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue
Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series
2018, 5.000%, 10/01/43
10/23 at 100.00 N/R 943,580
4,000 Saint Paul Housing and Redevelopment Authority, Minnesota Senior
Housing and Health Care Revenue Bonds, Carondelet Village Project,
Series 2016A, 5.000%, 12/01/41
12/24 at 102.00 N/R 4,149,720
Saint Paul Housing and Redevelopment Authority,
Minnesota, Revenue Bonds, Amherst H. Wilder
Foundation Project, Refunding Series 2020A:
1,115 5.000%, 12/01/28 No Opt. Call Baa2 1,218,216
300 5.000%, 12/01/30 No Opt. Call Baa2 329,130
1,750 5.000%, 12/01/36 12/30 at 100.00 Baa2 1,878,922
Saint Paul Housing and Redevelopment Authority,
Minnesota, Senior Housing and Health Care Revenue
Bonds, Episcopal Church Homes Project, Refunding
Senior Series 2021A:
450 4.000%, 11/01/34, 144A 11/26 at 102.00 N/R 407,182
300 4.000%, 11/01/36, 144A 11/26 at 102.00 N/R 266,592
1,015 4.000%, 11/01/42, 144A 11/26 at 102.00 N/R 853,818
850 Saint Paul Park, Minnesota, Health Facilities Revenue Bonds, Presbyterian
Homes Interlude Transitional Care Projects, Refunding Series 2018,
5.000%, 5/01/43
5/23 at 102.00 N/R 865,393

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017:
$ 590 4.000%, 9/01/31 9/24 at 100.00 N/R $ 582,778
400 4.000%, 9/01/32 9/24 at 100.00 N/R 392,716
500 4.100%, 9/01/33 9/24 at 100.00 N/R 493,320
315 4.200%, 9/01/36 9/24 at 100.00 N/R 310,332
300 4.250%, 9/01/37 9/24 at 100.00 N/R 296,004
1,000 5.000%, 9/01/42 9/24 at 100.00 N/R 1,010,070
800 Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds,
Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/30
9/22 at 100.00 N/R 800,312
2,390 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
1/23 at 100.00 N/R 2,162,783
Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series
2019:
650 5.000%, 8/01/49 8/24 at 102.00 N/R 657,007
5,000 5.000%, 8/01/54 8/24 at 102.00 N/R 5,035,100
54,055 Total Long-Term Care 52,045,289
Tax Obligation/General - 29.4%
1,410 Alexandria Independent School District 206, Douglas County, Minnesota,
General Obligation Bonds, Refunding School Building Series 2017A,
5.000%, 2/01/30
2/28 at 100.00 Aa2 1,603,170
Anoka-Hennepin Independent School District 11, Coon
Rapids, Minnesota, General Obligation Bonds, School
Building Series 2020A:
1,475 3.000%, 2/01/34 2/28 at 100.00 AAA 1,487,906
1,355 3.000%, 2/01/43 2/28 at 100.00 AAA 1,269,351
2,105 Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series
2017A, 4.000%, 2/01/29 - AGM Insured
2/28 at 100.00 AA 2,263,738
2,000 Bloomington Independent School District 271, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance, Series
2017A, 4.000%, 2/01/40
2/27 at 100.00 AAA 2,075,720
Brainerd Independent School District 181, Crow Wing
County, Minnesota, General Obligation Bonds, School
Building Series 2018A:
3,500 4.000%, 2/01/38 2/27 at 100.00 AAA 3,624,460
3,825 4.000%, 2/01/42 2/27 at 100.00 AAA 3,888,571
2,000 4.000%, 2/01/43 2/27 at 100.00 AAA 2,025,320
Brooklyn Center Independent School District 286,
Minnesota, General Obligation Bonds, Series 2018A:
1,090 4.000%, 2/01/36 2/27 at 100.00 Aa2 1,140,805
1,880 4.000%, 2/01/38 2/27 at 100.00 Aa2 1,955,125
2,715 4.000%, 2/01/41 2/27 at 100.00 Aa2 2,815,319
2,260 4.000%, 2/01/42 2/27 at 100.00 Aa2 2,290,781
2,095 Carlton County, Minnesota, General Obligation Bonds, Minnesota State
Credit Enhancement Program Series 2022A, 4.000%, 2/01/47
2/32 at 100.00 N/R 2,151,733
230 Chaska, Minnesota, General Obligation Bonds, Series 2020C, 5.000%,
2/01/30
No Opt. Call AA 267,117
1,160 Chisago Lakes, Minnesota, Independent School District 2144, General
Obligation Bonds, School Building Series 2017A, 3.000%, 2/01/32
2/27 at 100.00 AAA 1,169,176
Cloquet Independent School District 94, Carlton and Sant
Louis Counties, Minnesota, General Obligation Bonds,
School Building Series 2015B:
1,000 5.000%, 2/01/27 2/25 at 100.00 Aa2 1,079,230
1,000 4.000%, 2/01/36 2/25 at 100.00 Aa2 1,026,600
1,100 Dakota County Community Development Agency, Minnesota,
Governmental Housing Development General Obligation Bonds, Series
2015A, 4.000%, 1/01/42
1/23 at 100.00 Aaa 1,111,088

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Dawson-Boyd Independent School District 378, Yellow
Medicine County, Minnesota, General Obligation Bonds,
School Building Series 2019A:
$ 1,145 4.000%, 2/01/31 2/28 at 100.00 AAA $ 1,227,234
1,145 4.000%, 2/01/32 2/28 at 100.00 AAA 1,224,692
500 Dilworth-Glyndon-Felton Independent School District 2164, Clay County,
Minnesota, General Obligation Bonds, School Building Series 2020A,
3.000%, 2/01/35
2/26 at 100.00 AAA 503,360
Duluth Independent School District 709, Saint Louis
County, Minnesota, General Obligation Bonds, Capital
Appreciation Series 2021C:
1,325 0.000%, 2/01/31 2/28 at 94.48 Aa2 953,298
1,480 0.010%, 2/01/32 2/28 at 92.24 Aa2 1,015,354
535 0.000%, 2/01/33 2/28 at 89.86 Aa2 350,318
595 Duluth, Minnesota, General Obligation Bonds, Refunding Capital
Improvement Series 2019C, 5.000%, 2/01/32
2/29 at 100.00 AA 682,334
2,130 Duluth, Minnesota, General Obligation Bonds, Refunding DECC
Improvement Series 2016A, 5.000%, 2/01/32
2/26 at 100.00 AA 2,345,215
1,500 Eden Prairie Independent School District 272, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series 2019B,
4.000%, 2/01/31
2/28 at 100.00 Aa2 1,610,190
1,250 Eveleth-Gilbert Public Schools Independent School District 2154, Saint
Louis County, Minnesota, General Obligation Bonds, Series 2019A,
5.000%, 2/01/30
2/28 at 100.00 AAA 1,429,087
2,145 Forest Lake, Washington County, Minnesota, General Obligation Bonds,
Series 2019A, 5.000%, 2/01/29
No Opt. Call AA+ 2,493,584
480 Fridley, Minnesota, General Obligation Bonds, Capital Improvement Plan,
Series 2017, 3.250%, 2/01/34
2/26 at 100.00 Aa2 487,882
700 Greenway Independent School District 316, Itasca County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2019F, 0.000%,
2/01/30
2/26 at 90.86 AAA 556,171
Hennepin County, Minnesota, General Obligation Bonds,
Series 2020A:
1,000 5.000%, 12/01/34 12/30 at 100.00 AAA 1,181,790
4,855 5.000%, 12/01/36 12/30 at 100.00 N/R 5,722,734
735 5.000%, 12/01/38 12/30 at 100.00 N/R 861,200
1,390 Hutchinson Independent School District 423, McLeod, Meeker, Renville
Counties, Minnesota, General Obligation Bonds, School Building Series
2016A, 5.000%, 2/01/28
2/26 at 100.00 Aa2 1,534,060
5,000 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 AAA 5,178,750
1,380 Independent School District 625, St. Paul, Minnesota, General Obligation
Bonds, Minnesota School District Credit Enhancement Program,
Refunding Series 2020D, 3.000%, 2/01/30
2/29 at 100.00 AAA 1,412,499
3,000 Independent School District No. 319, Nashwauk-Keewatin, Minnesota,
General Obligation School Building Bonds, Series 2022A, 4.000%,
2/01/48
2/31 at 100.00 N/R 3,139,530
1,000 Itasca County Independent School District 318, Minnesota, General
Obligation Bonds, Series 2018A, 5.000%, 2/01/29
2/27 at 100.00 AAA 1,116,350
100 La Crescent, Minnesota, General Obligation Bonds, Series 2019B, 4.000%,
2/01/27
No Opt. Call A1 106,833
335 La Crescent, Minnesota, General Obligation Bonds, Series 2020A, 4.000%,
2/01/27
No Opt. Call A1 357,891
500 La Crescent-Hokah Independent School District 300, Houston and Winona
Counties, Minnesota, General Obligation Bonds, School Building &
Maintenance Series 2019A, 4.000%, 2/01/30
2/27 at 100.00 Aa2 532,400
Lake Crystal, Minnesota, General Obligation Bonds, Series
2019A:
145 3.000%, 12/15/27 No Opt. Call AA 150,989
145 3.000%, 12/15/28 12/27 at 100.00 AA 150,691
160 3.000%, 12/15/29 12/27 at 100.00 AA 165,709

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Lake Superior Independent School District 381, Lake
County, Minnesota, General Obligation Bonds, School
Building Series 2022A:
$ 2,370 4.000%, 2/01/30 No Opt. Call N/R $ 2,616,835
2,365 4.000%, 2/01/31 2/30 at 100.00 N/R 2,601,169
4,100 Lakeville Independent School District 194, Dakota County, Minnesota,
General Obligation Bonds, School Building & Facilities Maintenance
Series 2020A, 3.000%, 2/01/29
2/28 at 100.00 Aa2 4,195,489
Lester Prairie Independent School District 424, McLeaod
County, Minnesota, General Obligation Bonds, School
Building Series 2019A:
590 5.000%, 2/01/28 No Opt. Call Aa2 673,526
590 4.000%, 2/01/31 2/29 at 100.00 Aa2 641,112
Maccray Independent School District 2180, Chippewa,
Kandiyohi and Renville Counties,  Minnesota, General
Obligation Bonds, School Building Series 2020A:
1,965 4.000%, 2/01/28 No Opt. Call Aa2 2,134,029
2,040 3.000%, 2/01/29 2/28 at 100.00 Aa2 2,083,167
Madison, Minnesota, General Obligation Bonds, Refunding
Series 2015A:
660 3.600%, 1/01/35 - AGM Insured 1/23 at 100.00 AA 662,046
500 4.000%, 1/01/45 - AGM Insured 1/23 at 100.00 AA 504,865
Mankato Independent School District 77, Nicollet and Le
Sueur Counties, Minnesota, General Obligation Bonds,
Facilities Maintenance Series 2020A:
715 4.000%, 2/01/29 No Opt. Call Aa2 781,788
645 4.000%, 2/01/38 2/29 at 100.00 Aa2 679,198
Maple River Independent School District 2135, Minnesota,
General Obligation Bonds, School Building Series 2020A:
425 4.000%, 2/01/31 2/30 at 100.00 AAA 463,730
245 4.000%, 2/01/32 2/30 at 100.00 AAA 265,720
2,250 4.000%, 2/01/45 2/30 at 100.00 AAA 2,362,837
1,500 4.000%, 2/01/50 2/30 at 100.00 AAA 1,563,165
1,300 Marshall Independent School District 413, Lyon County, Minnesota,
General Obligation Bonds, School Building Series 2019B, 4.000%,
2/01/28
No Opt. Call Aa2 1,407,523
1,495 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, Long-Term Facilities Maintenance Series
2017B, 4.000%, 2/01/36
2/28 at 100.00 AAA 1,558,597
Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Long-Term
Facilities Maintenance Series 2019B:
1,475 5.000%, 2/01/29 No Opt. Call AAA 1,706,811
1,570 5.000%, 2/01/30 2/29 at 100.00 AAA 1,818,060
2,060 4.000%, 2/01/35 2/29 at 100.00 AAA 2,176,514
2,195 Minneapolis, Minnesota, General Obligation Bonds, Improvement &
Various Purpose Series 2018, 4.000%, 12/01/35
12/26 at 100.00 AAA 2,303,674
3,015 Minnesota State, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 8/01/34
8/28 at 100.00 AAA 3,431,040
155 Minnesota State, General Obligation Bonds, Various Purpose Series
2019A, 5.000%, 8/01/36
8/29 at 100.00 AAA 179,147
2,425 Minnesota State, General Obligation Bonds, Various Purpose Series
2020A, 5.000%, 8/01/36
8/30 at 100.00 AAA 2,865,841
Minnesota State, General Obligation Bonds, Various
Purpose Series 2021A:
5,000 4.000%, 9/01/33 9/31 at 100.00 N/R 5,447,950
500 4.000%, 9/01/38 9/31 at 100.00 N/R 537,050
1,330 4.000%, 9/01/39 9/31 at 100.00 N/R 1,423,539
1,000 4.000%, 9/01/40 9/31 at 100.00 N/R 1,066,810
Montgomery Independent School District 2905, Minnesota,
General Obligation Bonds, School Building Series 2018A:
250 4.000%, 2/01/32 2/25 at 100.00 Aa2 262,415
500 4.000%, 2/01/36 2/25 at 100.00 Aa2 524,830

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Moorhead Independent School District 152, Clay County,
Minnesota, General Obligation Bonds, School Building
Series 2020A:
$ 1,685 3.000%, 2/01/43 2/28 at 100.00 Aa2 $ 1,561,422
1,100 3.000%, 2/01/44 2/28 at 100.00 Aa2 1,011,593
Mora Independent School District 332, Kanabec County,
Minnesota, General Obligation Bonds, School Building
Series 2020A:
1,085 3.000%, 2/01/29 2/28 at 100.00 AAA 1,106,516
1,850 3.000%, 2/01/30 2/28 at 100.00 AAA 1,875,215
300 Mountain Lake, Minnesota, General Obligation Bonds, Series 2017B,
4.000%, 2/01/43
2/25 at 100.00 A+ 309,162
2,000 North Saint Paul-Maplewood-Oakdale Independent School District
622, Ramsey County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018A, 3.375%, 2/01/35
2/27 at 100.00 Aa2 2,031,480
595 North Saint Paul-Maplewood-Oakdale Independent School District 622,
Ramsey County, Minnesota, General Obligation Bonds, Refunding
Alternate Facilities Series 2019C, 4.000%, 2/01/30
2/28 at 100.00 Aa2 643,546
1,600 North Saint Paul-Maplewood-Oakdale Independent School District 622,
Ramsey County, Minnesota, General Obligation Bonds, School Building
Series 2019A, 5.000%, 2/01/32
2/28 at 100.00 Aa2 1,815,632
1,080 Pillager Independent School District 116, Cass and Morrison Counties,
Minnesota, General Obligation Bonds, Refunding School Building Series
2020A, 4.000%, 2/01/29
2/28 at 100.00 AAA 1,166,184
1,360 Pillager Independent School District 116, Cass and Morrison Counties,
Minnesota, General Obligation Bonds, School Building Series 2019A,
3.000%, 2/01/33
2/28 at 100.00 AAA 1,363,468
1,205 Pipestone-Jasper Independent School District 2689, Minnesota, General
Obligation Bonds, Series 2019A, 5.000%, 2/01/29
No Opt. Call AAA 1,399,210
1,795 Red Lake County, Minnesota, General Obligation School Building Bonds,
Independent School District No. 2906, Series 2022A, 4.000%, 2/01/38
2/33 at 100.00 N/R 1,916,629
4,000 Richfield Independent School District 280, Hennepin County, Minnesota,
General Obligation Bonds, School Buildings Series 2018A, 4.000%,
2/01/40
2/27 at 100.00 AAA 4,151,440
1,250 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2018A, 3.000%, 2/01/30
8/26 at 100.00 Aa2 1,268,975
2,825 Rosemount Independent School District 196, Dakota County, Minnesota,
General Obligation Bonds, School Building Series 2016A, 5.000%,
2/01/27
2/26 at 100.00 AAA 3,124,111
Roseville Independent School District 623, Ramsey County,
Minnesota, General Obligation Bonds, School Building
Series 2018A:
3,250 5.000%, 2/01/30 2/27 at 100.00 Aa2 3,610,328
2,500 4.000%, 2/01/35 2/27 at 100.00 Aa2 2,609,650
1,500 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, Series 1994, 4.000%, 2/01/37
2/27 at 100.00 Aa2 1,554,990
Russell-Tyler-Ruthton Public Schools Independent School
District 2902, Minnesota, General Obligation Bonds,
Series 2019A:
1,620 5.000%, 2/01/30 2/29 at 100.00 AAA 1,890,070
1,700 4.000%, 2/01/31 2/29 at 100.00 AAA 1,841,848
1,010 Saint Cloud, Minnesota, General Obligation Bonds, Refunding Tax
Abatement Series 2021C, 4.000%, 10/01/31
10/30 at 100.00 AA+ 1,119,595
575 Saint Francis Independent School District 15, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/35
2/23 at 100.00 Aa2 579,468
1,000 Saint James Independent School District 840, Minnesota, General
Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/45
2/26 at 100.00 AAA 1,025,500

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Saint Michael Independent School District 885, Wright
County, Minnesota, General Obligation Bonds, School
Building Series 2017A:
$ 1,340 4.000%, 2/01/28 2/26 at 100.00 Aa2 $ 1,422,584
1,400 4.000%, 2/01/30 2/26 at 100.00 Aa2 1,479,688
1,885 3.200%, 2/01/32 2/26 at 100.00 Aa2 1,915,990
615 Saint Paul Public Library Agency, Minnesota, General Obligation Bonds,
Refunding Series 2021D, 4.000%, 10/01/31
10/30 at 100.00 AAA 678,333
1,515 Saint Paul, Minnesota, General Obligation Bonds, Refunding Street
Reconstruction Series 2021C, 5.000%, 5/01/30
No Opt. Call AAA 1,790,775
Shakopee Independent School District 720, Scott County,
Minnesota, General Obligation Bonds, Capital Facilities
Series 2020A:
250 4.000%, 2/01/33 2/27 at 100.00 Aa2 262,798
425 4.000%, 2/01/34 2/27 at 100.00 Aa2 443,517
2,500 Sibley East Independent School District 2310, Sibley, Minnesota, General
Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/40
2/25 at 100.00 Aa2 2,555,675
South Washington County Independent School District
833, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018A:
1,330 4.000%, 2/01/31 2/27 at 100.00 Aa2 1,404,267
670 4.000%, 2/01/33 2/27 at 100.00 Aa2 702,797
South Washington County Independent School District
833, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2020A:
1,575 5.000%, 2/01/28 No Opt. Call Aa2 1,782,790
1,575 4.000%, 2/01/29 2/28 at 100.00 Aa2 1,692,054
700 4.000%, 2/01/30 2/28 at 100.00 Aa2 748,692
South Washington County Independent School District
833, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2022A:
1,000 4.000%, 2/01/34 (WI/DD, Settling 6/09/22) 2/30 at 100.00 N/R 1,068,440
2,030 4.000%, 2/01/35 (WI/DD, Settling 6/09/22) 2/30 at 100.00 N/R 2,165,563
1,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, School Building Series 2016A, 4.000%,
2/01/29
2/26 at 100.00 Aa2 1,049,290
Swift County-Benson Hospital Disrict, Minnesota,
Congregate Senior Revenue Bonds, Series 2020A:
150 4.000%, 2/01/25 No Opt. Call AA- 157,170
330 4.000%, 2/01/28 No Opt. Call AA- 356,383
345 4.000%, 2/01/29 No Opt. Call AA- 375,236
Virginia, Minnesota, General Obligation Bonds, Sales Tax
Series 2020A:
535 4.000%, 2/01/31 - AGM Insured 2/28 at 100.00 AA 567,630
500 4.000%, 2/01/32 - AGM Insured 2/28 at 100.00 AA 529,395
815 4.000%, 2/01/33 - AGM Insured 2/28 at 100.00 AA 861,479
655 4.000%, 2/01/35 - AGM Insured 2/28 at 100.00 AA 690,435
245 4.000%, 2/01/37 - AGM Insured 2/28 at 100.00 AA 257,434
2,500 Waconia Independent School District, Minnesota, General Obligation
Bonds, School Building Series 2015B, 3.000%, 2/01/28
2/25 at 100.00 Aa2 2,536,825
1,315 Waseca Independent School District 829, Steele, Rice, and Waseca
Counties, Minnesota, General Obligation Bonds, School Buidling Series
2015A, 4.000%, 2/01/27
2/26 at 100.00 Aa2 1,396,398
1,685 Watertown-Mayer Independent School District 111, Carver, Hennepin and
Wright Counties, Minnesota, General Obligation Bonds, School Building
Series 2020A, 0.000%, 2/01/32
2/28 at 92.57 AAA 1,248,416
1,220 West Saint Paul-Mendota Heights-Eagan Independent School District 197,
Dakota County, Minnesota, General Obligation Bonds, School Buidling
Series 2018A, 4.000%, 2/01/39
2/27 at 100.00 AAA 1,267,385
179,095 Total Tax Obligation/General 189,057,303

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 10.7%
$ 535 Alexandria Independent School District 206, Douglas County, Minnesota,
General Obligation Bonds, Series 2021A, 3.000%, 2/01/32
2/29 at 100.00 A2 $ 530,233
Chaska Independent School District 112, Carver County,
Minnesota, Certificates of Participation, Series 2021A:
395 4.000%, 2/01/31 2/30 at 100.00 Aa3 427,580
100 3.000%, 2/01/36 2/30 at 100.00 Aa3 97,416
750 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/25
No Opt. Call Aa2 803,955
325 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2017A, 4.200%, 12/15/43
12/27 at 100.00 N/R 322,263
135 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park
Project, Refunding Series 2015, 4.000%, 3/01/30
3/23 at 100.00 N/R 135,132
425 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St.
Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/27
3/23 at 100.00 N/R 426,220
1,090 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2015C, 3.250%, 8/01/30
8/24 at 100.00 AA+ 1,099,189
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2017A:
200 4.000%, 8/01/30 8/27 at 100.00 AA+ 214,148
475 4.000%, 8/01/34 8/27 at 100.00 AA+ 502,336
325 4.000%, 8/01/35 8/27 at 100.00 AA+ 343,389
1,125 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/38
8/28 at 100.00 AA+ 1,154,464
2,450 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020A, 4.000%, 8/01/29
No Opt. Call AA+ 2,650,410
3,105 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020B, 4.000%, 8/01/32
8/30 at 100.00 AA+ 3,308,750
1,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020D, 4.000%, 8/01/42
8/30 at 100.00 N/R 1,017,500
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021B:
500 3.000%, 8/01/38 8/31 at 100.00 N/R 479,920
500 3.000%, 8/01/39 8/31 at 100.00 N/R 474,255
500 3.000%, 8/01/40 8/31 at 100.00 N/R 465,275
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021C:
765 5.000%, 8/01/34 8/31 at 100.00 N/R 893,788
2,925 4.000%, 8/01/36 8/31 at 100.00 N/R 3,054,636
3,045 4.000%, 8/01/37 8/31 at 100.00 N/R 3,176,026
6,680 4.000%, 8/01/43 8/31 at 100.00 N/R 6,792,090
215 Minnetonka Independent School District 276, Hennepin County,
Minnesota, Certificates of Participation, Series 2022A, 4.000%, 2/01/37
2/29 at 100.00 N/R 226,988
Northeast Metropolitan Intermediate School District 916,
White Bear Lake, Minnesota, Certificates of Particpation,
Series 2015A:
1,470 3.625%, 2/01/34 2/25 at 100.00 A1 1,486,479
580 3.750%, 2/01/36 2/25 at 100.00 A1 587,569
4,600 Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015B, 4.000%, 2/01/42
2/25 at 100.00 A1 4,636,984
1,000 Plymouth Intermediate District 287, Minnesota, Certificates of
Participation, Refunding Series 2017A, 4.000%, 2/01/36
2/27 at 100.00 A1 1,030,740
Plymouth Intermediate District 287, Minnesota, Facilities
Maintence Bonds, Series 2017B:
175 4.000%, 5/01/29 5/27 at 100.00 Aa3 185,255
200 4.000%, 5/01/32 5/27 at 100.00 Aa3 207,808
100 4.000%, 5/01/33 5/27 at 100.00 Aa3 103,801
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
4,500 4.500%, 7/01/34 7/25 at 100.00 N/R 4,605,885
5,087 5.000%, 7/01/58 7/28 at 100.00 N/R 5,184,721
2,049 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R 2,051,541

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 945 Rosemount Independent School District 196, Dakota County, Minnesota,
Certificates of Participation, Series 2021A, 3.000%, 4/01/28
No Opt. Call Aa3 $ 965,998
1,155 Roseville Independent School District 623, Ramsey County, Minnesota,
Certificates of Participation, Series 2021A, 5.000%, 4/01/29
No Opt. Call Baa2 1,285,954
Saint Cloud Independent School District 742, Stearns
County, Minnesota, Certificates of Participation, Saint
Cloud Area Public Schools, Series 2017A:
355 5.000%, 2/01/32 2/25 at 100.00 A1 379,399
520 5.000%, 2/01/34 2/25 at 100.00 A1 554,902
Saint Paul Housing and Redevelopment Authority,
Minnesota, Multifamily Housing Revenue Bonds, 2700
University at Westgate Station, Series 2015B:
195 4.250%, 4/01/25 4/23 at 100.00 N/R 194,784
430 4.875%, 4/01/30 4/23 at 100.00 N/R 426,246
1,665 5.250%, 4/01/43 4/23 at 100.00 N/R 1,549,249
2,670 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.375%, 2/01/35
2/27 at 100.00 AAA 2,694,617
Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2019B:
1,005 4.000%, 2/01/36 2/29 at 100.00 AAA 1,070,084
1,000 4.000%, 2/01/37 2/29 at 100.00 AAA 1,063,200
Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2020C:
3,325 4.000%, 2/01/30 2/28 at 100.00 AAA 3,590,801
1,555 3.000%, 2/01/36 2/28 at 100.00 AAA 1,506,437
2,100 University of Minnesota, Special Purpose Revenue Bonds, State Supported
Biomedical Science Research Facilities Funding Program, Refunding
Series 2021A, 5.000%, 8/01/33
No Opt. Call N/R 2,536,653
900 White Bear Lake Independent School District 624, Ramsey County,
Minnesota, Certificates of Participation, Series 2020B, 4.000%, 4/01/28
No Opt. Call A+ 965,889
Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A:
280 4.000%, 2/01/32 2/31 at 100.00 Baa1 290,430
250 4.000%, 2/01/34 2/31 at 100.00 Baa1 258,293
425 4.000%, 2/01/38 2/31 at 100.00 Baa1 433,950
700 4.000%, 2/01/41 2/31 at 100.00 Baa1 709,639
66,801 Total Tax Obligation/Limited 69,153,271
Transportation - 6.1%
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Senior Lien
Series 2016A:
1,050 5.000%, 1/01/28 1/27 at 100.00 AA- 1,150,611
390 5.000%, 1/01/31 1/27 at 100.00 AA- 422,760
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2014A:
2,000 5.000%, 1/01/31 1/24 at 100.00 A+ 2,060,560
1,175 5.000%, 1/01/32 1/24 at 100.00 A+ 1,208,875
200 5.000%, 1/01/33 1/24 at 100.00 A+ 205,508
750 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B,
5.000%, 1/01/26, (AMT)
1/24 at 100.00 A+ 772,920
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019A:
30 5.000%, 1/01/31 7/29 at 100.00 A+ 33,655
70 5.000%, 1/01/37 7/29 at 100.00 A+ 77,003
1,250 5.000%, 1/01/44 7/29 at 100.00 A+ 1,360,363
280 5.000%, 1/01/49 7/29 at 100.00 A+ 303,058

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019B:
$ 1,735 5.000%, 1/01/30, (AMT) 7/29 at 100.00 A+ $ 1,906,922
2,000 5.000%, 1/01/35, (AMT) 7/29 at 100.00 A+ 2,165,360
2,300 5.000%, 1/01/38, (AMT) 7/29 at 100.00 A+ 2,479,791
2,215 5.000%, 1/01/39, (AMT) 7/29 at 100.00 A+ 2,384,536
13,500 5.000%, 1/01/49, (AMT) 7/29 at 100.00 A+ 14,343,345
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series
2016C:
125 5.000%, 1/01/33 1/27 at 100.00 AA- 135,079
1,630 5.000%, 1/01/37 1/27 at 100.00 AA- 1,754,189
5,580 5.000%, 1/01/46 1/27 at 100.00 AA- 5,948,057
475 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2016D, 5.000%,
1/01/34, (AMT)
1/27 at 100.00 A+ 502,246
36,755 Total Transportation 39,214,838
U.S. Guaranteed - 1.7% (4)
1,135 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy PRoject, Series 2013A, 5.500%, 7/01/43, (Pre-refunded
7/01/23)
7/23 at 100.00 N/R 1,181,274
2,000 Mankato Independent School District 77, Nicollet and Le Sueur Counties,
Minnesota, General Obligation Bonds, School Building Series 2014A,
4.000%, 2/01/28, (Pre-refunded 2/01/24)
2/24 at 100.00 AAA 2,069,140
555 Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck
Saint Mary's School Project, Series 2015, 5.000%, 8/01/22, (ETM), 144A
No Opt. Call BB 558,513
1,600 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/40, (Pre-
refunded 11/15/25)
11/25 at 100.00 N/R 1,744,016
3,715 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2014A, 5.000%, 1/01/46, (Pre-refunded 1/01/24)
1/24 at 100.00 Aa3 3,902,905
1,530 Worthington Independent School District 518, Nobles County, Minnesota,
Certificates of Participation, Series 2017A, 4.000%, 2/01/42, (Pre-
refunded 2/01/26)
2/26 at 100.00 A+ 1,627,032
10,535 Total U.S. Guaranteed 11,082,880
Utilities - 9.4%
250 Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings
- Southeast Twin Cities Transmission Project, Refunding Series 2021,
4.000%, 1/01/42 - AGM Insured
1/30 at 100.00 N/R 255,267
1,240 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 A- 1,321,741
135 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 148,331
235 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34 10/22 at 100.00 BBB 237,724
Luverne, Minnesota, Electric Revenue Bonds, Series 2022A:
555 3.000%, 12/01/38 - AGM Insured 12/28 at 100.00 N/R 535,159
570 3.000%, 12/01/44 - AGM Insured 12/28 at 100.00 N/R 515,092
1,335 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 N/R 1,398,960
Minnesota Municipal Power Agency, Electric Revenue
Bonds, Refunding Series 2014A:
1,000 4.000%, 10/01/31 10/24 at 100.00 A1 1,030,610
1,000 4.000%, 10/01/32 10/24 at 100.00 A1 1,028,690
2,795 Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016,
5.000%, 10/01/47
10/26 at 100.00 A1 3,054,907
3,500 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/47
12/26 at 100.00 AA 3,838,800

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Saint Paul Housing and Redevelopment Authority,
Minnesota, District Energy Revenue Bonds, Refunding
Series 2017A:
$ 390 4.000%, 10/01/28 10/27 at 100.00 A- $ 416,040
675 4.000%, 10/01/33 10/27 at 100.00 A- 700,205
Saint Paul Housing and Redevelopment Authority,
Minnesota, District Energy Revenue Bonds, Refunding
Series 2017B:
355 4.000%, 10/01/28 10/27 at 100.00 A- 378,703
270 4.000%, 10/01/29 10/27 at 100.00 A- 285,992
2,000 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-3, 4.000%, 10/01/42
10/27 at 100.00 A- 2,030,780
1,180 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-4, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 A- 1,204,922
Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2021-1. 501 C3:
300 3.000%, 10/01/34 10/27 at 100.00 A- 288,000
675 4.000%, 10/01/41 10/27 at 100.00 A- 692,867
1,100 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2021-2, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 A- 1,123,232
Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 1994A:
3,055 0.000%, 1/01/23 - NPFG Insured No Opt. Call A+ 3,025,275
10,530 0.000%, 1/01/24 - NPFG Insured No Opt. Call A+ 10,179,877
5,005 0.000%, 1/01/25 - NPFG Insured No Opt. Call A+ 4,702,097
6,230 0.000%, 1/01/26 - NPFG Insured No Opt. Call A+ 5,686,869
Thief River Falls, Minnesota, Electric Revenue Bonds, Series
2018A:
230 4.000%, 2/01/35 - AGM Insured 2/26 at 100.00 AA 240,316
260 4.000%, 2/01/38 - AGM Insured 2/26 at 100.00 AA 271,034
13,965 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2018A, 5.000%, 1/01/49
7/28 at 100.00 Aa3 15,623,204
58,835 Total Utilities 60,214,694
$ 623,405 Total Long-Term Investments (cost $657,928,816) 642,317,892
Other Assets Less Liabilities - 0.2% 1,533,337
Net Assets - 100% $ 643,851,229
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Nebraska Municipal Bond Fund
Portfolio of Investments May 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 96.9%
MUNICIPAL BONDS - 96.9%
Consumer Staples - 0.1%
$ 65 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+ $ 62,955
Education and Civic Organizations - 7.7%
1,500 Douglas County, Nebraska, Educational Facilities Revenue Bonds,
Creighton University Projects, Refunding Series 2017, 5.000%, 7/01/47
7/27 at 100.00 A2 1,595,640
2,000 Douglas County, Nebraska, Educational Facilities Revenue Bonds,
Creighton University Projects, Series 2021A, 4.000%, 7/01/46
1/32 at 100.00 A2 2,026,860
1,195 Nebraska State Colleges Facilities Corporation, Nebraska, Revenue Bonds,
Facilities Program Series 2022B, 5.000%, 7/15/37 - AGM Insured
7/32 at 100.00 N/R 1,353,361
Saline County, Nebraska, Educational Facilities Revenue
Bonds, Doane College Project, Refunding Series 2020A:
360 3.000%, 2/15/34 2/29 at 100.00 A 337,064
445 3.000%, 2/15/35 2/29 at 100.00 A 412,644
500 Southeast Community College Area, Nebraska, Facilities Revenue Bonds,
Series 2020, 3.000%, 3/15/45 - AGM Insured
7/25 at 100.00 AA 453,170
Southeast Community College Area, Nebraska, Facilities
Revenue Bonds, Series 2022:
450 4.000%, 3/15/29 - AGM Insured 1/27 at 100.00 N/R 478,355
500 4.000%, 3/15/47 - AGM Insured 1/27 at 100.00 N/R 506,435
1,000 University of Nebraska Facilities Corporation, Nebraska, Facilities Bonds,
Refunding Series 2017B, 4.000%, 5/15/37
11/27 at 100.00 Aa1 1,032,240
1,000 University of Nebraska Facilities Corporation, Nebraska, Facilities Program
Bonds, Series 2021A, 5.000%, 7/15/31
No Opt. Call Aa1 1,188,470
8,950 Total Education and Civic Organizations 9,384,239
Health Care - 6.2%
200 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB 203,698
Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated
Group, Refunding Series 2020A:
575 4.000%, 11/15/40 11/30 at 100.00 AA- 586,972
300 4.000%, 11/15/41 11/30 at 100.00 AA- 305,793
Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated
Group, Series 2017:
180 5.000%, 11/15/37 5/27 at 100.00 AA- 190,933
1,060 5.000%, 11/15/47 5/27 at 100.00 AA- 1,112,311
650 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Nebraska Medicine, Series 2016, 5.000%, 5/15/28
5/26 at 100.00 N/R 706,940
775 Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds,
Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44
5/24 at 100.00 A- 791,934
Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health
System, Refunding Series 2015:
500 4.125%, 11/01/36 11/25 at 100.00 A 507,920
1,000 5.000%, 11/01/45 11/25 at 100.00 A 1,036,270
250 Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Refunding Series 2017A, 5.000%,
7/01/30
7/27 at 100.00 BBB 269,785

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Series 2018:
$ 500 5.000%, 7/01/34 7/25 at 100.00 BBB $ 520,325
435 5.000%, 7/01/35 7/25 at 100.00 BBB 452,426
875 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Regional West Medical Center Project, Refunding &
Improvement Series 2016A, 5.250%, 2/01/37
2/27 at 100.00 BB+ 917,726
7,300 Total Health Care 7,603,033
Housing/Single Family - 0.6%
660 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Refunding Series 2016A, 3.500%, 9/01/36
3/25 at 100.00 AA+ 656,799
Nebraska Investment Finance Authority, Single Family
Housing Revenue Bonds, Series 2021A:
100 1.850%, 9/01/35 3/30 at 100.00 AA+ 82,007
50 1.950%, 9/01/37 3/30 at 100.00 AA+ 43,851
810 Total Housing/Single Family 782,657
Long-Term Care - 3.0%
Nebraska Educational, Health, Cultural and Social Services
Finance Authority, Revenue Bonds, Immanuel Retirement
Communities Obligated Group, Series 2019A:
3,500 4.000%, 1/01/44 1/26 at 102.00 AA 3,514,595
200 4.000%, 1/01/49 1/26 at 102.00 AA 199,400
3,700 Total Long-Term Care 3,713,995
Tax Obligation/General - 37.5%
Adams County School District 18, Nebraska, General
Obligation Bonds, Hastings Public Schools, Series 2019:
600 4.000%, 12/15/38 5/29 at 100.00 Aa3 628,836
975 4.000%, 12/15/44 5/29 at 100.00 Aa3 994,159
Buffalo County School District 007 Kearney Public Schools,
Nebraska, General Obligation Bonds, School Building
Series 2016:
1,000 4.000%, 12/15/30 4/26 at 100.00 AA- 1,054,450
500 3.000%, 12/15/36 4/26 at 100.00 AA- 480,605
1,500 Dodge County School District 1 Fremont, Nebraska, General Obligation
Bonds, Refunding Limited Tax Series 2019, 4.000%, 12/15/40
12/29 at 100.00 A+ 1,545,210
Dodge County School District 1 Fremont, Nebraska, General
Obligation Bonds, Series 2022:
250 2.000%, 12/15/23 - AGM Insured No Opt. Call N/R 251,105
260 5.000%, 12/15/28 - AGM Insured No Opt. Call N/R 298,935
1,250 4.000%, 12/15/47 - AGM Insured 12/32 at 100.00 N/R 1,273,238
1,090 Douglas County School District 059, Nebraska, General Obligation Bonds,
Bennington Public Schools, School Building Series 2019, 4.000%,
6/15/33
3/24 at 100.00 AA- 1,115,037
1,000 Douglas County School District 059, Nebraska, General Obligation Bonds,
Bennington Public Schools, Series 2016, 3.375%, 12/15/41
12/25 at 100.00 AA- 983,630
1,500 Douglas County School District 059, Nebraska, General Obligation Bonds,
School Building Series 2020B, 3.000%, 12/15/45
8/25 at 100.00 AA- 1,318,785
1,500 Douglas County School District 1, Nebraska, General Obligation Bonds,
Omaha Public Schools Series 2020, 3.000%, 12/15/43
1/30 at 100.00 AA 1,339,695
1,235 Douglas County School District 1, Nebraska, General Obligation Bonds,
Omaha Public Schools, Series 2022, 5.000%, 12/15/25
No Opt. Call N/R 1,352,399
1,000 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2018, 4.000%, 12/15/38
12/28 at 100.00 AA- 1,045,460
750 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2019, 4.000%, 12/15/39
12/29 at 100.00 AA- 782,310
Douglas County School District 10 Elkhorn, Nebraska,
General Obligation Bonds, Series 2020:
430 4.000%, 12/15/39 12/30 at 100.00 AA- 450,653
400 4.000%, 12/15/40 12/30 at 100.00 AA- 415,524

Nuveen Nebraska Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Douglas County School District 54, Ralston, Nebraska,
General Obligation Bonds, Refunding Series 2021:
$ 500 4.000%, 12/15/36 12/30 at 100.00 N/R $ 537,835
750 3.000%, 12/15/46 12/30 at 100.00 N/R 654,270
Kearney County, Nebraska, General Obligation Bonds,
Recreational Facilities Series 2022:
550 4.000%, 5/15/28 5/27 at 100.00 N/R 580,057
700 4.000%, 5/15/29 5/27 at 100.00 N/R 734,958
500 4.000%, 5/15/30 5/27 at 100.00 N/R 522,680
1,000 4.000%, 5/15/42 5/27 at 100.00 N/R 1,014,420
305 La Vista, Nebraska, General Obligation Bonds, Offstreet Parking Series
2022, 4.000%, 9/15/24
No Opt. Call N/R 318,551
Lancaster County School District 1, Lincoln, Nebraska,
General Obligation Bonds, Series 2020:
3,240 5.000%, 1/15/30 No Opt. Call AAA 3,824,528
1,000 3.000%, 1/15/43 7/30 at 100.00 AAA 895,510
195 Omaha, Nebraska, General Obligation Bonds, Convention Center Project,
Series 2004, 5.250%, 4/01/26
No Opt. Call AA+ 217,733
500 Omaha, Nebraska, General Obligation Bonds, Refunding & Various
Purpose Series 2017A, 4.000%, 4/15/33
4/27 at 100.00 AA+ 530,235
500 Omaha, Nebraska, General Obligation Bonds, Refunding & Various
Purpose Series 2018A, 4.000%, 1/15/37
1/27 at 100.00 AA+ 519,260
1,000 Omaha, Nebraska, General Obligation Bonds, Refunding & Various
Purpose Series 2019, 4.000%, 4/15/38
4/29 at 100.00 AA+ 1,047,510
Omaha, Nebraska, General Obligation Bonds, Refunding &
Various Purpose Series 2020A:
380 4.000%, 4/15/31 4/30 at 100.00 AA+ 416,563
540 3.000%, 4/15/39 4/30 at 100.00 AA+ 505,759
Omaha, Nebraska, General Obligation Bonds, Various
Purpose and Refunding Bonds, Series 2021:
785 5.000%, 4/15/28 No Opt. Call N/R 899,736
1,000 3.000%, 4/15/41 4/31 at 100.00 N/R 917,470
500 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2018A,
5.000%, 1/15/33
1/27 at 100.00 AA+ 555,840
1,000 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2019A,
4.000%, 1/15/40
1/29 at 100.00 AA+ 1,031,040
Omaha-Douglas Public Building Commission, Nebraska,
General Obligation Bonds, Series 2020B:
1,000 3.000%, 5/01/36 5/29 at 100.00 AA+ 953,520
1,290 4.000%, 5/01/43 5/29 at 100.00 AA+ 1,314,884
Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Refunding Series 2020B:
750 4.000%, 12/01/35 12/30 at 100.00 Aa2 813,503
1,000 3.000%, 12/01/40 12/30 at 100.00 Aa2 921,650
750 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Refunding Series 2019C, 4.000%, 6/15/43
6/29 at 100.00 AA- 763,305
Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2019:
1,000 5.000%, 6/15/40 6/29 at 100.00 AA- 1,135,460
1,000 5.000%, 6/15/41 6/29 at 100.00 AA- 1,132,010
Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2020B:
750 3.000%, 12/15/43 12/25 at 100.00 AA- 682,268
750 3.000%, 12/15/44 12/25 at 100.00 AA- 670,995
1,000 Sarpy County School District 1, Bellevue Public School, Nebraska, General
Obligation Bonds, School Building Series 2020, 4.000%, 12/15/40
12/30 at 100.00 Aa3 1,038,810

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Saunders County School District 0001 (Ashland-Greenwood
Public Schools) in the State of Nebraska, General
Obligation Bonds, Series 2022:
$ 100 4.000%, 12/15/24 - BAM Insured No Opt. Call N/R $ 104,797
100 4.000%, 12/15/25 - BAM Insured No Opt. Call N/R 105,911
140 4.000%, 12/15/26 - BAM Insured No Opt. Call N/R 149,993
270 4.000%, 12/15/27 - BAM Insured No Opt. Call N/R 291,638
1,000 4.000%, 12/15/41 - BAM Insured 12/32 at 100.00 N/R 1,035,580
265 4.000%, 12/15/42 - BAM Insured 12/32 at 100.00 N/R 272,380
Saunders County School District 1, Ashland-Greenwood,
Nebraska, General Obligation Bonds, Series 2021:
500 3.000%, 12/15/42 12/30 at 100.00 A+ 450,480
2,000 3.000%, 12/15/50 12/30 at 100.00 A+ 1,709,000
Southeast Community College Area, Nebraska, Certificates
of Participation, Series 2018:
215 5.000%, 12/15/30 6/28 at 100.00 Aa1 245,332
1,000 5.000%, 12/15/47 6/28 at 100.00 Aa1 1,110,000
45,065 Total Tax Obligation/General 45,955,502
Tax Obligation/Limited - 9.6%
500 Columbus, Nebraska, Sales Tax Revenue Bonds, Police & Fire Project,
Series 2018, 4.000%, 9/15/27
9/23 at 100.00 A 511,240
430 Grand Island, Nebraska, Highway Alloactaion Fund Pledge Bonds, Series
2020, 3.000%, 11/15/30
11/25 at 100.00 Aa2 430,482
La Vista, Sarpy County, Nebraska, Tax Supported Refunding
Bonds, Taxable Series 2021:
190 4.000%, 9/15/23 No Opt. Call N/R 195,521
475 4.000%, 9/15/25 No Opt. Call N/R 503,543
400 4.000%, 9/15/26 No Opt. Call N/R 429,688
300 4.000%, 9/15/27 1/27 at 100.00 N/R 321,486
1,060 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/28
No Opt. Call N/R 1,097,831
500 Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds,
Omaha Baseball Stadium Project, Refunding Series 2016A, 4.000%,
6/01/36
6/26 at 100.00 AA+ 519,115
1,000 Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds,
Series 2020B, 3.000%, 4/15/40
4/30 at 100.00 AA+ 923,160
Omaha Public Facilities Corporation, Nebraska, Lease
Revenue Bonds, Series 2021:
575 4.000%, 4/15/23 No Opt. Call N/R 586,965
380 4.000%, 4/15/24 No Opt. Call N/R 394,102
1,235 4.000%, 4/15/25 No Opt. Call N/R 1,298,689
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
750 4.550%, 7/01/40 7/28 at 100.00 N/R 759,713
800 4.750%, 7/01/53 7/28 at 100.00 N/R 804,880
600 5.000%, 7/01/58 7/28 at 100.00 N/R 611,526
2,280 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge
Bonds, Series 2021, 5.000%, 6/01/24
No Opt. Call N/R 2,417,051
11,475 Total Tax Obligation/Limited 11,804,992
Transportation - 4.4%
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
145 6.000%, 10/01/34 - AGM Insured, (AMT) 10/23 at 100.00 Baa2 151,696
80 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2 83,405
70 Hawaii State, Harbor System Revenue Bonds, Series 2020A, 4.000%,
7/01/36, (AMT)
7/30 at 100.00 Aa3 72,293
825 Lincoln, Nebraska, Airport Revenue Bonds, Series 2015A, 4.000%, 7/01/45 7/25 at 100.00 Aa1 832,722
2,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, 4.000%, 7/01/36,
(AMT)
7/31 at 100.00 Aa1 2,078,740

Nuveen Nebraska Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Omaha Airport Authority, Nebraska, Airport Facilities
Revenue Refunding Bonds, Series 2017A:
$ 1,000 5.000%, 12/15/34, (AMT) 12/26 at 100.00 Aa3 $ 1,067,050
1,000 5.000%, 12/15/36, (AMT) 12/26 at 100.00 Aa3 1,065,460
5,120 Total Transportation 5,351,366
U.S. Guaranteed - 6.1% (4)
Colfax County School District 123 Schuyler Community
Schools, Nebraska, General Obligation Bonds, Refunding
Series 2019:
500 4.000%, 12/15/36, (Pre-refunded 5/22/24) 5/24 at 100.00 A1 519,725
500 4.000%, 12/15/39, (Pre-refunded 5/22/24) 5/24 at 100.00 A1 519,725
750 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2016, 4.000%, 12/15/36, (Pre-refunded 12/15/25)
12/25 at 100.00 AA- 798,870
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
355 6.000%, 10/01/34, (Pre-refunded 10/01/23) - AGM Insured, (AMT) 10/23 at 100.00 Baa2 374,032
85 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 89,973
Omaha, Nebraska, General Obligation Bonds, Refunding &
Various Purpose Series 2013A:
715 4.500%, 11/15/28, (Pre-refunded 11/15/23) 11/23 at 100.00 AA+ 743,750
365 4.500%, 11/15/29, (Pre-refunded 11/15/23) 11/23 at 100.00 AA+ 379,677
750 Platte County School District 001, Columbus Public Schools, Nebraska,
General Obligation Bonds, School Building Series 2014, 5.000%,
12/15/39, (Pre-refunded 6/15/24)
6/24 at 100.00 Aa3 796,560
Sarpy County School District 1, Bellevue Public School,
Nebraska, General Obligation Bonds, School Building
Series 2017:
550 5.000%, 12/15/29, (Pre-refunded 12/15/27) 12/27 at 100.00 Aa3 628,133
520 5.000%, 12/15/35, (Pre-refunded 12/15/27) 12/27 at 100.00 Aa3 593,871
600 University of Nebraska, Revenue Bonds, Omaha Student Housing Project,
Refunding Series 2017A, 5.000%, 5/15/32, (Pre-refunded 11/15/27)
11/27 at 100.00 Aa1 686,892
1,125 University of Nebraska, Revenue Bonds, Refunding Omaha Student Health
& Recreation Project Series 2016B, 3.000%, 5/15/30, (Pre-refunded
5/15/26)
5/26 at 100.00 Aa1 1,163,531
220 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Three Pillars Senior Living Communities, Refunding Series 2013,
5.000%, 8/15/23, (ETM)
No Opt. Call BBB+ 228,728
7,035 Total U.S. Guaranteed 7,523,467
Utilities - 21.7%
465 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/37
No Opt. Call A 525,761
2,350 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Series 2012, 5.000%, 9/01/42
9/22 at 100.00 A2 2,368,753
Columbus, Nebraska, Combined Revenue Bonds, Refunding
Series 2020:
375 4.000%, 6/15/34 6/30 at 100.00 AA 407,396
400 4.000%, 6/15/35 6/30 at 100.00 AA 432,456
1,185 District Energy Corporation, Nebraska, Facility Revenue Bonds, NSP
System Series 2021, 4.000%, 7/01/45
7/31 at 100.00 AA+ 1,214,495
1,000 District Energy Corporation, Nebraska, Facility Revenue Bonds, Refunding
Series 2021A, 5.000%, 7/01/28
No Opt. Call AA+ 1,144,980
Grand Island, Nebraska, Combined Utilities Revenue Bonds,
Refunding Series 2020A:
750 4.000%, 8/15/35 - AGM Insured 8/30 at 100.00 AA 807,255
800 4.000%, 8/15/37 - AGM Insured 8/30 at 100.00 AA 851,896
1,930 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 2,086,890
235 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34 10/22 at 100.00 BBB 237,724
870 Lincoln, Nebraska, Electric System Revenue Bonds, Series 2018, 5.000%,
9/01/34
3/27 at 100.00 AA 968,554

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 450 Lincoln, Nebraska, Electric System Revenue Bonds, Series 2020A, 5.000%,
9/01/33
3/30 at 100.00 AA $ 528,129
500 Metropolitan Utilities District Omaha, Nebraska, Water Revenue Bonds,
Series 2015, 3.250%, 12/01/32
12/25 at 100.00 AA 500,905
1,500 Nebraska Public Power District, General Revenue Bonds, Series 2016A,
5.000%, 1/01/41
1/26 at 100.00 A+ 1,616,760
500 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Refunding Series 2015C, 4.000%, 2/01/38
2/25 at 100.00 AA 509,825
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Refunding Series 2016A, 4.000%, 2/01/38
2/26 at 100.00 AA 1,026,610
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2017A, 5.000%, 2/01/42
12/27 at 100.00 AA 1,098,610
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2018A, 5.000%, 2/01/39
2/28 at 100.00 AA 1,113,990
320 Omaha Public Power District, Nebraska, Separate Electric System Revenue
Bonds, Nebraska City 2, Refunding Series 2015A, 3.500%, 2/01/42
2/25 at 100.00 A+ 316,905
1,500 Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Refunding
Series 2019, 4.000%, 4/01/39
4/29 at 100.00 AA 1,559,190
Omaha, Nebraska, Sanitary Sewage System Revenue Bonds,
Refunding Series 2020A:
440 4.000%, 4/01/38 4/30 at 100.00 AA 463,478
370 4.000%, 4/01/39 4/30 at 100.00 AA 386,476
300 4.000%, 4/01/40 4/30 at 100.00 AA 310,797
1,850 Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Series 2014,
5.000%, 11/15/34
11/24 at 100.00 AA 1,978,982
1,000 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/31
1/25 at 100.00 A2 1,067,410
1,500 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/40
7/26 at 100.00 A2 1,644,420
600 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/29, 144A
No Opt. Call N/R 644,466
800 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2012A, 5.250%, 7/01/42
7/22 at 100.00 CCC 802,488
24,990 Total Utilities 26,615,601
$ 114,510 Total Long-Term Investments (cost $124,404,205) 118,797,807
Other Assets Less Liabilities - 3.1% 3,800,777
Net Assets - 100% $ 122,598,584
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See accompanying notes to financial statements.

Nuveen Oregon Intermediate Municipal Bond
Fund
Portfolio of Investments May 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.6%
MUNICIPAL BONDS - 97.6%
Education and Civic Organizations - 3.8%
$ 1,095 Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific
University Project, Refunding Series 2015A, 5.000%, 5/01/30
5/25 at 100.00 BBB $ 1,152,039
Forest Grove, Oregon, Student Housing Revenue Bonds,
Oak Tree Foundation, Inc. Project, Series 2017:
350 5.000%, 3/01/23 No Opt. Call BBB- 355,141
440 5.000%, 3/01/24 No Opt. Call BBB- 453,407
505 5.000%, 3/01/25 No Opt. Call BBB- 526,670
110 Oregon Facilities Authority, Revenue Bonds, Howard Street Charter School
Project, Series 2019A, 5.000%, 6/15/29, 144A
6/27 at 102.00 N/R 113,149
920 Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 5.000%, 6/15/34, 144A
6/27 at 102.00 N/R 923,763
100 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2015A, 5.500%, 6/15/35, 144A
6/25 at 100.00 N/R 103,063
600 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 5.000%, 6/15/33
6/25 at 100.00 N/R 606,882
Oregon Facilities Authority, Revenue Bonds, University of
Portland Projects, Series 2015A:
450 5.000%, 4/01/29 4/25 at 100.00 A 478,489
800 5.000%, 4/01/30 4/25 at 100.00 A 849,128
1,000 Yamhill County, Oregon, Revenue Bonds, George Fox University Project,
Refunding Series 2021, 4.000%, 12/01/36
12/31 at 100.00 N/R 1,020,770
Yamhill County, Oregon, Revenue Bonds, Linfield University
Project, Refunding Series 2020A:
850 4.000%, 10/01/23 No Opt. Call Baa2 868,377
1,000 5.000%, 10/01/35 10/30 at 100.00 Baa2 1,095,630
8,220 Total Education and Civic Organizations 8,546,508
Health Care - 14.8%
1,035 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and
Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%,
8/01/23
8/22 at 100.00 A- 1,040,475
Deschutes County Hospital Facility Authority, Oregon,
Hospital Revenue Bonds, Saint Charles Health System,
Inc., Series 2016A:
375 4.000%, 1/01/33 1/26 at 100.00 A+ 379,639
1,000 5.000%, 1/01/33 1/26 at 100.00 A+ 1,060,490
Deschutes County Hospital Facility Authority, Oregon,
Hospital Revenue Bonds, Saint Charles Health System,
Inc., Series 2020A:
720 5.000%, 1/01/29 No Opt. Call A+ 803,347
715 4.000%, 1/01/34 1/31 at 100.00 A+ 731,753
Klamath Falls Intercommunity Hospital Authority, Oregon,
Revenue Bonds, Sky Lakes Medical Center Project,
Refunding Series 2016:
265 5.000%, 9/01/28 9/26 at 100.00 A 285,731
730 5.000%, 9/01/29 9/26 at 100.00 A 785,064
200 5.000%, 9/01/30 9/26 at 100.00 A 214,148
600 5.000%, 9/01/31 9/26 at 100.00 A 640,008
270 5.000%, 9/01/32 9/26 at 100.00 A 286,532
500 Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds,
Sky Lakes Medical Center Project, Series 2012, 4.000%, 9/01/24
9/22 at 100.00 A 501,765
1,870 Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Asante Health System, Refunding Series 2020A, 5.000%, 8/15/33
8/30 at 100.00 A+ 2,073,007
1,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series
2016A, 5.000%, 6/01/30
6/26 at 100.00 A+ 1,067,400

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Oregon Facilities Authority, Revenue Bonds, Peacehealth
System, Refunding Series 2014A:
$ 690 5.000%, 11/15/25 5/24 at 100.00 AA- $ 722,036
4,155 4.125%, 11/15/32 5/24 at 100.00 AA- 4,215,040
1,815 Oregon Facilities Authority, Revenue Bonds, Providence Health & Services,
Series 2013A, 5.000%, 10/01/23
No Opt. Call AA- 1,892,736
600 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/30
No Opt. Call BBB+ 675,672
Oregon Facilities Authority, Revenue Bonds, Samaritan
Health Services, Refunding Series 2016A:
485 5.000%, 10/01/29 10/26 at 100.00 BBB+ 519,096
1,325 5.000%, 10/01/30 10/26 at 100.00 BBB+ 1,414,676
1,210 Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 5.000%, 7/01/33
1/32 at 100.00 N/R 1,426,348
4,000 Oregon Health and Science University, Revenue Bonds, Refunding Series
2016B, 5.000%, 7/01/33
7/26 at 100.00 AA- 4,351,080
Oregon Health and Science University, Revenue Bonds,
Series 2019A:
2,070 5.000%, 7/01/29 No Opt. Call AA- 2,363,650
500 5.000%, 7/01/31 1/30 at 100.00 AA- 570,355
2,235 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Series 2019A, 5.000%, 5/15/32
5/29 at 100.00 AA- 2,450,767
Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Healthl Project, Refunding Series 2016A:
1,355 5.000%, 5/15/29 5/26 at 100.00 AA- 1,451,612
560 5.000%, 5/15/30 5/26 at 100.00 AA- 597,408
1,000 5.000%, 5/15/31 5/26 at 100.00 AA- 1,062,800
31,280 Total Health Care 33,582,635
Housing/Multifamily - 0.8%
Clackamas County Housing Authority, Oregon, Multifamily
Housing Revenue Bonds, Easton Ridge Apartments
Project, Series 2013A:
285 4.000%, 9/01/22 No Opt. Call Aa2 286,690
195 4.000%, 9/01/23 3/23 at 100.00 Aa2 197,740
340 Home Forward, Oregon, Multifamily Housing Revenue Bonds, Lovejoy
Station Apartments, Refunding Series 2016, 4.000%, 7/15/29
7/26 at 100.00 Aa2 353,052
1,000 Oregon Facilities Authority, Revenue Bonds, College Housing Northwest
Projects, Refunding Series 2013, 5.000%, 10/01/24
10/23 at 100.00 BBB- 1,019,940
1,820 Total Housing/Multifamily 1,857,422
Housing/Single Family - 0.7%
Oregon Housing and Community Services Department,
Single Family Mortgage Revenue Bonds, Series 2021A:
935 1.900%, 1/01/33 7/30 at 100.00 Aa2 822,931
825 1.950%, 7/01/33 7/30 at 100.00 Aa2 724,903
1,760 Total Housing/Single Family 1,547,834
Long-Term Care - 6.0%
Clackamas County Hospital Facility Authority, Oregon,
Revenue Bonds, Rose Villa Inc., Series 2020A:
285 5.000%, 11/15/27 11/25 at 102.00 N/R 296,565
300 5.000%, 11/15/28 11/25 at 102.00 N/R 310,692
315 5.000%, 11/15/29 11/25 at 102.00 N/R 324,683
330 5.000%, 11/15/30 11/25 at 102.00 N/R 338,854

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
Clackamas County Hospital Facility Authority, Oregon,
Senior Living Revenue Bonds, Willamette View Project,
Series 2017A:
$ 525 4.000%, 5/15/24 No Opt. Call N/R $ 528,423
445 4.000%, 11/15/24 No Opt. Call N/R 448,613
355 4.000%, 5/15/25 No Opt. Call N/R 357,254
460 4.000%, 11/15/25 No Opt. Call N/R 463,386
200 4.000%, 5/15/26 11/25 at 102.00 N/R 201,086
400 4.000%, 11/15/26 11/25 at 102.00 N/R 402,424
350 4.000%, 5/15/27 11/25 at 102.00 N/R 350,774
350 4.000%, 11/15/27 11/25 at 102.00 N/R 350,843
450 Medford Hospital Facilities Authority, Oregon, Revenue Bonds, Rogue
Valley Manor, Series 2013A, 5.000%, 10/01/24
10/23 at 100.00 A- 464,823
1,500 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond,
Terwilliger Plaza, Inc., Refunding Series 2012, 5.000%, 12/01/29
12/22 at 100.00 BB+ 1,506,120
325 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond,
Terwilliger Plaza, Inc., Refunding Series 2016, 5.000%, 12/01/30
12/26 at 100.00 BB+ 336,495
440 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/24
No Opt. Call N/R 448,343
370 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Terwilliger Plaza-Parkview Project, Refunding Green Series 2021A,
4.000%, 12/01/36
12/28 at 103.00 BB+ 351,589
1,040 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.125%, 7/01/35
7/25 at 100.00 N/R 1,041,560
1,540 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor,
Inc., Refunding Bonds, Series 2022, 4.000%, 5/15/40
5/29 at 103.00 N/R 1,458,550
1,150 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2016A, 5.000%, 11/15/31
11/24 at 102.00 N/R 1,159,545
2,440 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A, 5.000%, 11/15/36
11/28 at 103.00 N/R 2,407,816
13,570 Total Long-Term Care 13,548,438
Tax Obligation/General - 41.1%
1,365 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest Series
2017D, 5.000%, 6/15/26
No Opt. Call AA+ 1,515,737
Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series
2018A:
350 5.000%, 6/15/26 No Opt. Call AA+ 387,933
2,835 5.000%, 6/15/27 No Opt. Call AA+ 3,204,684
1,000 Boardman, Morrow County, Oregon, General Obligation Bonds, Series
2021, 4.000%, 6/15/35 - BAM Insured
6/29 at 100.00 N/R 1,065,460
1,100 Chemeketa Community College District, Oregon, General Obligation
Bonds, Refunding Series 2014, 5.000%, 6/15/26
6/24 at 100.00 AA+ 1,165,450
200 Clackamas and Multnomah Counties School District 7J Lake Oswego,
Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%,
6/01/25 - AGM Insured
No Opt. Call Aa2 218,692
1,665 Clackamas and Multnomah Counties School District 7J Lake Oswego,
Oregon, General Obligation Bonds, Series 2017, 4.000%, 6/01/32
6/27 at 100.00 AA+ 1,775,273
1,250 Clackamas and Washington Counties School District 3JT, Oregon, General
Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/28
6/25 at 100.00 AA+ 1,352,500
Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2017B:
1,000 5.000%, 6/15/30 6/27 at 100.00 AA+ 1,123,800
2,000 5.000%, 6/15/33 6/27 at 100.00 AA+ 2,225,500
Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2018:
585 5.000%, 6/15/31 6/28 at 100.00 Aa1 664,852
550 5.000%, 6/15/32 6/28 at 100.00 Aa1 625,592
1,500 Clackamas County School District 46 Oregon Trail, Oregon, General
Obligation Bonds, Refunding Series 2017, 5.000%, 6/15/30
6/27 at 100.00 AA+ 1,689,495

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 605 Clackamas County School District 62, Oregon City, Oregon, General
Obligation Bonds, Refunding Series 2018B, 5.000%, 6/15/33
6/28 at 100.00 AA+ $ 690,620
Clackamas County School District 86, Oregon, General
Obligation Bonds, Refunding Series 2020A:
1,475 4.000%, 6/15/33 6/30 at 100.00 Aa1 1,594,696
560 4.000%, 6/15/34 6/30 at 100.00 Aa1 604,195
Clatskanie School District 6J, Columbia and Clatsop
Counties, Oregon, General Obligation Bonds, Series
2021:
270 4.000%, 6/15/32 6/31 at 100.00 AA+ 295,026
250 4.000%, 6/15/33 6/31 at 100.00 AA+ 272,505
560 Clatsop County School District 1C Astoria, Oregon, General Obligation
Bonds, Series 2019B, 5.000%, 6/15/30
6/29 at 100.00 Aa1 652,058
500 Clatsop County, Oregon, General Obligation Bonds, Series 2019, 5.000%,
6/15/31
6/29 at 100.00 Aa2 580,335
450 Columbia County School District 502 Saint Helens, Oregon, General
Obligation Bonds, Series 2017, 5.000%, 6/15/33
6/27 at 100.00 Aa1 500,737
Coos County School District 9 Coos Bay, Oregon, General
Obligation Bonds, Series 2020:
185 5.000%, 6/15/31 6/30 at 100.00 AA+ 218,542
430 5.000%, 6/15/33 6/30 at 100.00 AA+ 500,598
765 5.000%, 6/15/34 6/30 at 100.00 AA+ 888,800
1,190 Crook County, Oregon, General Obligation Bonds, Convertible Capital
appreciation Series 2022, 0.000%, 6/01/33 (4)
6/32 at 100.00 N/R 1,103,285
1,000 David Douglas School District 40, Multnomah County, Oregon, General
Obligation Bonds, Series 2012B, 0.000%, 6/15/25
No Opt. Call AA+ 933,960
Deschutes County School District 6, Sisters, Oregon,
General Obligation Bonds, Series 2021:
530 4.000%, 6/15/32 6/31 at 100.00 Aa1 581,341
875 4.000%, 6/15/34 6/31 at 100.00 Aa1 951,580
2,035 Greater Albany School District 8J, Linn & Benton Counties, Oregon,
General Obligation Bonds, Series 2017, 5.000%, 6/15/32
6/27 at 100.00 AA+ 2,264,446
2,825 Hood River County School District, Oregon, General Obligation Bonds,
Refunding Series 2016, 4.000%, 6/15/29
6/26 at 100.00 AA+ 2,994,952
Jackson County School District 5 Ashland, Oregon, General
Obligation Bonds, Series 2019:
2,120 5.000%, 6/15/31 6/29 at 100.00 AA+ 2,423,838
1,620 5.000%, 6/15/33 6/29 at 100.00 AA+ 1,839,267
1,250 Jackson County School District 549C, Oregon, General Obligation Bonds,
Refunding Series 2015, 5.000%, 12/15/28
6/25 at 100.00 AA+ 1,354,800
Jackson County School District 6, Central Point, Oregon,
General Obligation Bonds, Series 2019A:
1,675 4.000%, 6/15/34 6/29 at 100.00 Aa1 1,792,350
1,700 4.000%, 6/15/35 6/29 at 100.00 Aa1 1,816,858
Jefferson County School District 509J, General Obligation
Bonds, Series 2022:
250 4.000%, 6/15/33 6/32 at 100.00 N/R 274,657
375 4.000%, 6/15/34 6/32 at 100.00 N/R 410,959
355 Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station
Area A Local Improvement District, Series 2008, 5.200%, 6/01/31
7/22 at 100.00 Aa3 356,108
400 Lake County School District 52 Bethel, Oregon, General Obligation Bonds,
Series 2021B, 4.000%, 6/15/34
6/31 at 100.00 Aa1 436,672
1,200 Lake Oswego, Oregon, General Obligation Bonds, Refunding Full Faith &
Credit Series 2017, 4.000%, 12/01/31
12/27 at 100.00 AAA 1,293,096
1,735 Lane Community College, Lane, Linn, Benton and Douglas Counties,
Oregon, General Obligation Bonds, Series 2020A, 4.000%, 6/15/32
6/30 at 100.00 N/R 1,899,547
1,105 Lane County School District 4J Eugene, Oregon, General Obligation
Bonds, Series 2019, 4.000%, 6/15/35
6/29 at 100.00 Aa1 1,173,720
510 Lebanon Rural Fire Protection District, Linn County, Oregon, General
Obligation Bonds, Series 2020, 4.000%, 6/15/33 - BAM Insured
6/27 at 100.00 AA 533,858
205 Linn and Marion Counties School District 129J Santiam Canyon, Oregon,
General Obligation Bonds, Series 2019, 5.000%, 6/15/34
6/29 at 100.00 AA+ 234,432

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2020B:
$ 1,135 5.000%, 6/15/32 6/30 at 100.00 AA+ $ 1,328,688
1,000 5.000%, 6/15/33 6/30 at 100.00 AA+ 1,168,120
Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Series 2018:
1,500 5.000%, 6/15/31 6/28 at 100.00 AA+ 1,709,250
2,000 5.000%, 6/15/33 6/28 at 100.00 AA+ 2,271,040
1,000 Marion County School District 15 North Marion, Oregon, General
Obligation Bonds, Series 2018B, 5.000%, 6/15/31
6/28 at 100.00 AA+ 1,145,530
2,500 Metro, Oregon, General Obligation Bonds, Series 2020A, 4.000%, 6/01/34 6/30 at 100.00 AAA 2,696,625
Multnomah County School District 7, Reynolds, Oregon,
General Obligation Bonds, Refunding Series 2020:
135 4.000%, 6/01/33 6/30 at 100.00 Aa3 145,923
250 3.000%, 6/01/34 6/30 at 100.00 Aa3 248,965
Multnomah County School District 7, Reynolds, Oregon,
General Obligation Bonds, Series 2015A:
1,500 5.000%, 6/15/29 6/25 at 100.00 Aa1 1,623,930
2,250 5.000%, 6/15/30 6/25 at 100.00 Aa1 2,432,430
1,190 Nestucca Valley School District 101, Tillamook & Yamhill Counties,
Oregon, General Obligation Bonds, Series 2018B. Current Interest,
5.000%, 6/15/29
6/28 at 100.00 AA+ 1,364,621
Oregon City, Oregon, General Obligation Bonds, Series
2018:
360 5.000%, 6/01/30 6/28 at 100.00 AA+ 413,284
765 5.000%, 6/01/31 6/28 at 100.00 AA+ 875,741
25 Oregon State, General Obligation Bonds, Alterrnative Energy Series
2011B, 5.000%, 1/01/23, (AMT)
6/22 at 100.00 AA+ 25,046
Pacific Communities Health District, Oregon, General
Obligation Bonds, Series 2016:
325 5.000%, 6/01/27 6/26 at 100.00 A1 357,058
350 5.000%, 6/01/28 6/26 at 100.00 A1 383,544
750 5.000%, 6/01/29 6/26 at 100.00 A1 820,388
1,000 5.000%, 6/01/30 6/26 at 100.00 A1 1,090,270
770 5.000%, 6/01/31 6/26 at 100.00 A1 837,675
1,210 Phoenix-Talent School District 4, Jackson County, Oregon, General
Obligation Bonds, Current Interest Series 2018B, 5.000%, 6/15/32
6/28 at 100.00 AA+ 1,383,587
Port of Alsea, Lincoln County, Oregon, General Obligation
Bonds, Series 2018:
225 3.750%, 6/15/28 No Opt. Call N/R 228,233
180 4.000%, 6/15/33 6/28 at 100.00 N/R 183,850
900 Portland Community College District, Multnomah County, Oregon,
General Obligation Bonds, Refunding Series 2016, 5.000%, 6/15/29
6/26 at 100.00 AA+ 990,585
Portland Community College District, Multnomah County,
Oregon, General Obligation Bonds, Series 2018:
1,500 5.000%, 6/15/29 6/26 at 100.00 AA+ 1,650,975
1,050 5.000%, 6/15/30 6/26 at 100.00 AA+ 1,153,141
2,235 Portland, Oregon, General Obligation Bonds, Sellwood Bridge Project,
Series 2014A, 5.000%, 6/01/28
6/24 at 100.00 Aaa 2,363,915
350 Redmond, Oregon, Full Faith and Credit Obligations, Series 2014A,
5.000%, 6/01/25
6/24 at 100.00 Aa3 370,472
630 Redmond, Oregon, Full Faith and Credit Obligations, Series 2019B-1,
5.000%, 6/01/36
12/28 at 100.00 Aa3 720,726
500 Rogue Community College District, Jackson and Jospehine Counties,
Oregon, General Obligation Bonds, Jackson County Service Area, Series
2016B, 4.000%, 6/15/31
6/26 at 100.00 Aa1 528,305
800 Salem-Keizer School District 24J, Marion and Polk Counties, Oregon,
General Obligation Bonds, Series 2009B, 0.000%, 6/15/22
No Opt. Call AA+ 799,608

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Umatilla County School District 6R Umatilla, Oregon,
General Obligation Bonds, Series 2017:
$ 245 0.000%, 6/15/27 (4) No Opt. Call AA+ $ 262,625
340 0.000%, 6/15/29 (4) 6/27 at 100.00 AA+ 362,267
315 0.000%, 6/15/31 (4) 6/27 at 100.00 AA+ 332,980
1,260 Washington and Clackamas Counties School District 23J Tigard-Tualatin,
Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/30
6/27 at 100.00 AA+ 1,416,631
965 Washington County School District 15, Forest Grove, Oregon, General
Obligation Bonds, Series 2012B, 0.000%, 6/15/25
No Opt. Call AA+ 898,029
1,320 Washington County, Oregon, General Obligation Bonds, Full Faith &
Credit Obligation Series 2016B, 4.000%, 3/01/31
3/26 at 100.00 Aaa 1,389,828
Washington Multnomah & Yamhill Counties School District
1J Hillsboro, Oregon, General Obligation Bonds, Series
2017:
990 5.000%, 6/15/31 6/27 at 100.00 Aa1 1,110,572
3,750 5.000%, 6/15/32 6/27 at 100.00 Aa1 4,172,813
1,000 Washington, Clackamas and Yamhill Counties School District 88J
Sherwood, Oregon, General Obligation Bonds, Series 2017B, 5.000%,
6/15/30
6/27 at 100.00 AA+ 1,126,840
Yamhill County School District 40, McMinnville, Oregon,
General Obligation Bonds, Refunding Series 2016:
1,000 4.000%, 6/15/31 6/26 at 100.00 AA+ 1,059,380
1,000 4.000%, 6/15/32 6/26 at 100.00 AA+ 1,057,230
195 Yamhill County School District 8 Dayton, Oregon, General Obligation
Bonds, Refunding & Project Series 2019, 5.000%, 6/15/33
6/29 at 100.00 AA+ 223,398
85,170 Total Tax Obligation/General 93,206,924
Tax Obligation/Limited - 9.7%
Beaverton, Oregon, Special Revenue Bonds, Series 2020A:
300 5.000%, 6/01/32 6/30 at 100.00 Aa3 349,830
400 5.000%, 6/01/34 6/30 at 100.00 Aa3 464,484
Deschutes Public Library District, Deschutes County,
Oregon, General Obligation Bonds, Series 2021:
900 4.000%, 6/01/31 No Opt. Call Aa2 1,000,935
600 4.000%, 6/01/33 6/31 at 100.00 Aa2 661,380
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
2,260 5.000%, 11/15/28 11/25 at 100.00 BB 2,414,335
500 5.000%, 11/15/29 11/25 at 100.00 BB 533,000
Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A:
1,635 5.000%, 10/01/28 No Opt. Call N/R 1,693,353
460 5.000%, 10/01/32 No Opt. Call N/R 477,227
750 Metro, Oregon, Dedicated Tax Revenue Bonds, Oregon Convention
Center Hotel, Series 2017, 5.000%, 6/15/30
6/27 at 100.00 Aa3 843,232
1,270 Oregon Department of Administrative Services, State Lottery Revenue
Bonds, Refunding Series 2014B, 5.000%, 4/01/27
4/24 at 100.00 AAA 1,337,564
2,000 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Refunding Subordinate Lien Series 2019A, 5.000%, 11/15/35
11/29 at 100.00 N/R 2,298,540
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
499 0.000%, 7/01/29 7/28 at 98.64 N/R 380,403
2,191 0.000%, 7/01/31 7/28 at 91.88 N/R 1,506,444
1,906 0.000%, 7/01/33 7/28 at 86.06 N/R 1,166,434
614 4.500%, 7/01/34 7/25 at 100.00 N/R 628,447
1,600 Seaside, Clatsop County, Oregon, Transient Lodgings Tax Revenue Bonds,
Series 2018, 5.000%, 12/15/30
6/28 at 100.00 A3 1,801,824
1,000 Tri-County Metropolitan Transportation District, Oregon, Capital Grant
Receipt Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/27
No Opt. Call A 1,127,740
Tri-County Metropolitan Transportation District, Oregon,
Capital Grant Receipt Revenue Bonds, Series 2018A:
1,000 5.000%, 10/01/31 4/28 at 100.00 A 1,133,320
750 4.000%, 10/01/33 4/28 at 100.00 A 797,205

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 340 Tri-County Metropolitan Transportation District, Oregon, Payroll Tax
Revenue Bonds, Senior Lien Series 2019A, 5.000%, 9/01/34
9/29 at 100.00 AAA $ 390,028
750 Tri-County Metropolitan Transportation District, Oregon, Payroll Tax
Revenue Bonds, Senior Lien Series 2021A, 5.000%, 9/01/33
9/31 at 100.00 N/R 889,043
21,725 Total Tax Obligation/Limited 21,894,768
Transportation - 4.5%
Jackson County, Oregon, Airport Revenue Bonds, Refunding
Series 2016:
395 5.000%, 12/01/30 - AGM Insured 6/26 at 100.00 AA 425,826
430 5.000%, 12/01/31 - AGM Insured 6/26 at 100.00 AA 461,970
380 5.000%, 12/01/33 - AGM Insured 6/26 at 100.00 AA 405,088
350 4.000%, 12/01/34 - AGM Insured 6/26 at 100.00 AA 356,324
500 Port of Portland, Oregon, International Airport Revenue Bonds, Refunding
Series 2020-26C, 5.000%, 7/01/28, (AMT)
No Opt. Call A+ 551,945
1,030 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2011, 5.000%, 7/01/23, (AMT)
7/22 at 100.00 A+ 1,031,906
1,265 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2015-23, 5.000%, 7/01/28
7/25 at 100.00 A+ 1,362,430
Port of Portland, Oregon, International Airport Revenue
Bonds, Series 2019-25B:
1,105 5.000%, 7/01/31, (AMT) 7/29 at 100.00 A+ 1,222,926
1,850 5.000%, 7/01/33, (AMT) 7/29 at 100.00 A+ 2,039,292
2,000 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2022-28, 5.000%, 7/01/33, (AMT)
7/32 at 100.00 N/R 2,277,800
9,305 Total Transportation 10,135,507
U.S. Guaranteed - 6.5% (5)
1,105 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Series 2014B, 5.000%, 6/15/27,
(Pre-refunded 6/15/24)
6/24 at 100.00 AA+ 1,174,051
500 Central Oregon Community College District, Crook, Jefferson, Deschutes,
Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds,
Series 2014, 5.000%, 6/01/29, (Pre-refunded 6/01/24)
6/24 at 100.00 AA 529,955
Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2014:
325 5.000%, 6/01/29, (Pre-refunded 6/01/24) 6/24 at 100.00 AA 344,799
255 5.000%, 6/01/29, (Pre-refunded 6/01/24) 6/24 at 100.00 AA 270,277
Marion County School District 103 Woodburn, Oregon,
General Obligation Bonds, Series 2015:
1,000 5.000%, 6/15/27, (Pre-refunded 6/15/25) 6/25 at 100.00 Aa1 1,084,840
1,000 5.000%, 6/15/33, (Pre-refunded 6/15/25) 6/25 at 100.00 Aa1 1,084,840
300 Marion-Clackamas Counties School District 4J Silver Falls, Oregon,
General Obligation Bonds, Refunding Series 2013, 5.000%, 6/15/24,
(Pre-refunded 6/15/23)
6/23 at 100.00 Aa1 310,443
400 Oregon Facilities Authority, Revenue Bonds, CHF-Ashland, LLC Southern
Oregon University Project Series 2012, 4.700%, 7/01/33, (Pre-refunded
7/01/22)
7/22 at 100.00 N/R 401,164
Oregon Facilities Authority, Revenue Bonds, Reed College,
Series 2017A:
795 5.000%, 7/01/30, (Pre-refunded 7/01/27) 7/27 at 100.00 Aa2 902,190
425 4.000%, 7/01/32, (Pre-refunded 7/01/27) 7/27 at 100.00 Aa2 461,971
1,000 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/27, (Pre-
refunded 11/15/24)
11/24 at 100.00 AAA 1,073,320
2,000 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Refunding Senior Lien Series 2015A, 5.000%, 11/15/27, (Pre-
refunded 11/15/24)
11/24 at 100.00 AAA 2,146,640
Tri-County Metropolitan Transportation District, Oregon,
Payroll Tax Revenue Bonds, Refunding Senior Lien Series
2016A:
1,000 4.000%, 9/01/31, (Pre-refunded 9/01/26) 9/26 at 100.00 AAA 1,077,910
655 4.000%, 9/01/32, (Pre-refunded 9/01/26) 9/26 at 100.00 AAA 706,031

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
Tri-County Metropolitan Transportation District, Oregon,
Payroll Tax Revenue Bonds, Senior Lien Series 2018A:
$ 1,000 5.000%, 9/01/30, (Pre-refunded 9/01/27) 9/27 at 100.00 AAA $ 1,140,650
855 5.000%, 9/01/31, (Pre-refunded 9/01/27) 9/27 at 100.00 AAA 975,256
1,080 Umatilla County School District 016R Pendleton, Oregon, General
Obligation Bonds, Series 2014A, 5.000%, 6/15/29, (Pre-refunded
6/15/24)
6/24 at 100.00 Aa1 1,147,046
13,695 Total U.S. Guaranteed 14,831,383
Utilities - 9.7%
1,295 Albany, Oregon, General Obligation Bonds, Refunding Series 2013,
5.000%, 8/01/25
8/23 at 100.00 Aa3 1,343,200
Beaverton, Oregon, Water System Revenue Bonds, Series
2022:
2,090 4.000%, 4/01/35 4/32 at 100.00 N/R 2,255,946
2,150 4.000%, 4/01/36 4/32 at 100.00 N/R 2,307,982
Central Lincoln Peoples Utility District, Oregon, Electric
Revenue Bonds, Series 2016:
500 3.500%, 12/01/29 12/25 at 100.00 AA- 518,395
350 5.000%, 12/01/33 12/25 at 100.00 AA- 379,138
350 5.000%, 12/01/34 12/25 at 100.00 AA- 379,137
270 Clackamas River Water, Oregon, Water Revenue Bonds, Series 2016,
5.000%, 11/01/33
5/25 at 100.00 AA- 289,154
500 Emerald Peoples Utility District, Oregon, Electric System Revenue Bonds,
Refunding Series 2013, 5.000%, 11/01/22 - AGM Insured
No Opt. Call A1 507,550
Eugene, Oregon, Electric Utility Revenue Bonds, Series
2020A:
250 4.000%, 8/01/32 8/30 at 100.00 Aa2 273,008
650 4.000%, 8/01/33 8/30 at 100.00 Aa2 703,293
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016:
1,065 5.000%, 7/01/28 7/26 at 100.00 A- 1,154,683
1,120 5.000%, 7/01/29 7/26 at 100.00 A- 1,211,269
1,180 5.000%, 7/01/30 7/26 at 100.00 A- 1,273,043
1,880 Portland, Oregon, Sewer System Revenue Bonds, Second Lien Series
2018A, 4.500%, 5/01/30
5/26 at 100.00 AA 2,033,013
2,500 Portland, Oregon, Water System Revenue Bonds, Refunding First Lien
Series 2016A, 4.000%, 4/01/33
4/26 at 100.00 Aa1 2,626,225
2,000 Portland, Oregon, Water System Revenue Bonds, Refunding First Lien
Series 2022A, 4.000%, 4/01/35
10/31 at 100.00 N/R 2,160,260
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/29, 144A
No Opt. Call N/R 1,074,110
1,000 Sunrise Water Authority, Oregon, Water Revenue Bonds, Refunding Series
2014, 4.000%, 3/01/23
No Opt. Call AA 1,018,020
525 Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric
Revenue Bonds, Tribal Economic Development Bond Pelton Round
Butte Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/33,
144A
5/29 at 100.00 A3 591,728
20,675 Total Utilities 22,099,154
$ 207,220 Total Long-Term Investments (cost $223,408,418) 221,250,573
Other Assets Less Liabilities - 2.4% 5,491,332
Net Assets - 100% $ 226,741,905
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See accompanying notes to financial statements.

Statement of Assets and Liabilities
May 31, 2022
See accompanying notes to financial statements.

Minnesota
Intermediate Minnesota Nebraska
Oregon
Intermediate
Assets
Long-term investments, at value
†
$ 396,243,909 $ 642,317,892 $ 118,797,807 $ 221,250,573
Cash – 2,099,486 1,690,531 1,991,367
Receivable for interest 4,708,756 7,926,545 1,592,833 3,189,812
Receivable for investments sold 15,930,869 7,663,483 500,000 1,885,000
Receivable for shares sold 714,535 2,133,921 232,977 1,309,630
Other assets 34,082 33,792 22,754 10,860
Total assets 417,632,151 662,175,119 122,836,902 229,637,242
Liabilities
Cash overdraft 6,256,982 – – –
Payable for dividends 313,323 292,714 15,334 148,644
Payable for investments purchased - regular settlement 8,615,714 8,853,332 — 2,279,382
Payable for investments purchased - when-issued/delayed-delivery settlement 3,868,757 7,125,788 — —
Payable for shares redeemed 894,219 1,425,592 65,913 213,362
Accrued expenses:
Custodian fees 86,561 105,641 42,483 59,205
Management fees 176,412 272,452 41,727 101,685
Directors fees 25,748 23,927 832 3,360
Professional fees 61,339 73,934 42,405 50,775
12b-1 distribution and service fees 28,795 60,497 11,429 8,037
Other 52,119 90,013 18,195 30,887
Total liabilities 20,379,969 18,323,890 238,318 2,895,337
Commitments and contingencies (as disclosed in Note 8)
Net assets $ 397,252,182 $ 643,851,229 $ 122,598,584 $ 226,741,905
†
Long-term investments, cost $ 400,650,189 $ 657,928,816 $ 124,404,205 $ 223,408,418
Minnesota
Intermediate Minnesota Nebraska
Oregon
Intermediate
Class A Shares
Net Assets $ 113,097,174 $ 225,929,733 $ 55,101,025 $ 33,235,833
Shares outstanding 11,470,088 20,392,193 5,492,610 3,381,142
Net asset value ("NAV") per share $ 9.86 $ 11.08 $ 10.03 $ 9.83
Maximum sales charge 3.00% 4.20% 4.20% 3.00%
Offering price per share (NAV per share plus maximum sales charge) $ 10.16 $ 11.57 $ 10.47 $ 10.13
Class C Shares
Net Assets $ 11,620,548 $ 25,848,143 $ 2,649,613 $ 2,904,714
Shares outstanding 1,186,117 2,335,188 264,571 297,185
NAV and offering price per share $ 9.80 $ 11.07 $ 10.01 $ 9.77
Class I Shares
Net Assets $ 272,534,460 $ 392,073,353 $ 64,847,946 $ 190,601,358
Shares outstanding 27,759,680 35,433,133 6,453,516 19,356,631
NAV and offering price per share $ 9.82 $ 11.07 $ 10.05 $ 9.85
Fund level net assets consist of:
Capital paid-in $ 411,224,282 $ 684,576,665 $ 132,700,250 $ 237,253,297
Total distributable earnings (loss) (13,972,100) (40,725,436) (10,101,666) (10,511,392)
Fund level net assets $ 397,252,182 $ 643,851,229 $ 122,598,584 $ 226,741,905
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited
Par value per share $   0.01 $   0.01 $   0.01 $   0.01

Statement of Operations
May 31, 2022
See accompanying notes to financial statements.

Minnesota
Intermediate Minnesota Nebraska
Oregon
Intermediate
Investment Income
Interest $ 12,306,279 $ 20,640,004 $ 3,298,010 $ 7,034,144
Total Investment Income 12,306,279 20,640,004 3,298,010 7,034,144
Expenses
– – – –
Management fees 2,279,163 3,612,266 698,600 1,480,164
12b-1 service fees - Class A Shares 261,311 526,565 124,521 72,743
12b-1 distribution and service fees - Class C Shares 126,835 304,644 30,254 37,663
12b-1 distribution and service fees - Class C1 Shares
(1)
— 15 — —
12b-1 distribution and service fees - Class C2 Shares
(2)
25 49 30 61
Shareholder servicing agent fees 133,268 259,160 61,280 91,623
Interest expense 6,804 10,908 2,326 5,154
Custodian expenses, net 110,600 128,947 47,244 73,487
Directors fees 14,097 23,168 4,107 9,073
Professional fees 62,857 75,348 44,552 52,015
Shareholder reporting expenses 28,612 50,722 16,833 18,465
Federal and state registration fees 17,165 21,219 36,944 15,849
Other 17,239 19,393 11,143 12,141
Total expenses before fee waiver/expense reimbursement 3,057,976 5,032,404 1,077,834 1,868,438
Fee waiver/expense reimbursement — — (19,795) —
Net expenses 3,057,976 5,032,404 1,058,039 1,868,438
Net investment income (loss) 9,248,303 15,607,600 2,239,971 5,165,706
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (7,153,779) (13,409,886) (2,077,818) (4,775,667)
Change in net unrealized appreciation (depreciation) of investments (27,817,251) (55,058,920) (11,926,159) (19,723,196)
Net realized and unrealized gain (loss) (34,971,030) (68,468,806) (14,003,977) (24,498,863)
Net increase (decrease) in net assets from operations $ (25,722,727) $ (52,861,206) $ (11,764,006) $ (19,333,157)
(1) Class C1 Shares for Minnesota were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
(2) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Statement of Changes in Net Assets
See accompanying notes to financial statements.

Minnesota Intermediate Minnesota
Year Ended
5/31/22
Year Ended
5/31/21
Year Ended
5/31/22
Year Ended
5/31/21
Operations
Net investment income (loss) $ 9,248,303 $ 9,514,406 $ 15,607,600 $ 14,403,506
Net realized gain (loss) from investments (7,153,779) 18,501 (13,409,886) 304,635
Change in net unrealized appreciation (depreciation) of
investments (27,817,251) 6,638,282 (55,058,920) 17,365,371
Net increase (decrease) in net assets from operations (25,722,727) 16,171,189 (52,861,206) 32,073,512
Distributions to Shareholders
Dividends:
Class A Shares (2,312,868) (2,596,023) (4,737,972) (5,566,512)
Class C Shares (123,294) (172,816) (302,321) (453,603)
Class C1 Shares
(1)
– (2,103) – (8,590)
Class C2 Shares
(2)
– (46,794) – (66,352)
Class I Shares (5,918,554) (6,538,066) (8,919,286) (8,646,743)
Decrease in net assets from distributions to shareholders (8,354,716) (9,355,802) (13,959,579) (14,741,800)
Fund Share Transactions
Proceeds from sale of shares 105,170,534 99,742,853 205,453,383 217,092,684
Proceeds from shares issued to shareholders due to reinvestment of distributions 4,782,090 5,330,587 10,981,624 11,759,580
109,952,624 105,073,440 216,435,007 228,852,264
Cost of shares redeemed (137,183,259) (59,880,920) (238,901,086) (104,544,474)
Net increase (decrease) in net assets from Fund share transactions (27,230,635) 45,192,520 (22,466,079) 124,307,790
Net increase (decrease) in net assets (61,308,078) 52,007,907 (89,286,864) 141,639,502
Net assets at the beginning of period 458,560,260 406,552,353 733,138,093 591,498,591
Net assets at the end of period $ 397,252,182 $ 458,560,260 $ 643,851,229 $ 733,138,093

See accompanying notes to financial statements.

Nebraska Oregon Intermediate
Year Ended
5/31/22
Year Ended
5/31/21
Year Ended
5/31/22
Year Ended
5/31/21
Operations
Net investment income (loss) $ 2,239,971 $ 2,175,718 $ 5,165,706 $ 4,998,610
Net realized gain (loss) from investments (2,077,818) (83,435) (4,775,667) (266)
Change in net unrealized appreciation (depreciation) of
investments (11,926,159) 1,376,975 (19,723,196) 2,170,968
Net increase (decrease) in net assets from operations (11,764,006) 3,469,258 (19,333,157) 7,169,312
Distributions to Shareholders
Dividends:
Class A Shares (942,416) (977,433) (563,447) (544,249)
Class C Shares (20,835) (30,383) (28,340) (45,914)
Class C1 Shares
(1)
– (1,275) – –
Class C2 Shares
(2)
– (16,477) – (33,888)
Class I Shares (1,217,450) (1,149,955) (4,360,350) (4,645,342)
Decrease in net assets from distributions to shareholders (2,180,701) (2,175,523) (4,952,137) (5,269,393)
Fund Share Transactions
Proceeds from sale of shares 27,213,356 41,776,943 83,758,861 80,350,440
Proceeds from shares issued to shareholders due to reinvestment of distributions 1,985,922 1,935,242 2,656,151 2,688,706
29,199,278 43,712,185 86,415,012 83,039,146
Cost of shares redeemed (24,912,964) (12,109,347) (123,675,164) (40,166,369)
Net increase (decrease) in net assets from Fund share transactions 4,286,314 31,602,838 (37,260,152) 42,872,777
Net increase (decrease) in net assets (9,658,393) 32,896,573 (61,545,446) 44,772,696
Net assets at the beginning of period 132,256,977 99,360,404 288,287,351 243,514,655
Net assets at the end of period $ 122,598,584 $ 132,256,977 $ 226,741,905 $ 288,287,351
(1) Class C1 Shares for Minnesota Intermediate and Nebraska closed effective January 7, 2021 and Class C1 Shares for Minnesota were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
(2) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Financial Highlights

Minnesota Intermediate
The Fund's fiscal year end is May 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 10.65 $ 0.20 $ (0.80) $ (0.60) $ (0.19) $ — $ (0.19) $ 9.86
2021 10.48 0.22 0.17 0.39 (0.22) — (0.22) 10.65
2020 10.49 0.26 0.01 0.27 (0.28) — (0.28) 10.48
2019 10.26 0.29 0.23 0.52 (0.29) — (0.29) 10.49
2018 10.46 0.29 (0.20) 0.09 (0.29) — (0.29) 10.26
Class
C
2022 10.58 0.12 (0.80) (0.68) (0.10) — (0.10) 9.80
2021 10.41 0.13 0.17 0.30 (0.13) — (0.13) 10.58
2020 10.43 0.17 — 0.17 (0.19) — (0.19) 10.41
2019 10.19 0.20 0.24 0.44 (0.20) — (0.20) 10.43
2018 10.39 0.20 (0.19) 0.01 (0.21) — (0.21) 10.19
Class
I
2022 10.60 0.22 (0.80) (0.58) (0.20) — (0.20) 9.82
2021 10.43 0.24 0.16 0.40 (0.23) — (0.23) 10.60
2020 10.44 0.28 0.01 0.29 (0.30) — (0.30) 10.43
2019 10.20 0.30 0.25 0.55 (0.31) — (0.31) 10.44
2018 10.40 0.31 (0.20) 0.11 (0.31) — (0.31) 10.20
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 5 .75 ) % $ 113,097 0 .80% 0 .80% 1 .96% 28%
3 .71 138,393 0 .79 0 .79 2 .05 6
2 .57 115,325 0 .80 0 .80 2 .43 12
5 .15 93,956 0 .81 0 .81 2 .79 20
0 .92 95,506 0 .81 0 .81 2 .78 21
( 6 .46 ) 11,621 1 .60 1 .60 1 .16 28
2 .91 13,672 1 .59 1 .59 1 .25 6
1 .67 13,064 1 .60 1 .60 1 .64 12
4 .42 12,274 1 .61 1 .61 1 .99 20
0 .10 14,453 1 .61 1 .61 1 .98 21
( 5 .52 ) 272,534 0 .60 0 .60 2 .16 28
3 .90 306,289 0 .59 0 .59 2 .25 6
2 .76 273,269 0 .60 0 .60 2 .64 12
5 .47 251,853 0 .61 0 .61 2 .99 20
1 .09 257,288 0 .61 0 .61 2 .98 21

Financial Highlights
(continued)
Minnesota
The Fund's fiscal year end is May 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 12.11 $ 0.24 $ (1.06) $ (0.82) $ (0.21) $ — $ (0.21) $ 11.08
2021 11.78 0.25 0.34 0.59 (0.26) — (0.26) 12.11
2020 11.84 0.32 (0.04) 0.28 (0.34) — (0.34) 11.78
2019 11.56 0.36 0.27 0.63 (0.35) — (0.35) 11.84
2018 11.74 0.36 (0.17) 0.19 (0.37) — (0.37) 11.56
Class
C
2022 12.10 0.15 (1.06) (0.91) (0.12) — (0.12) 11.07
2021 11.77 0.15 0.34 0.49 (0.16) — (0.16) 12.10
2020 11.83 0.22 (0.03) 0.19 (0.25) — (0.25) 11.77
2019 11.55 0.27 0.27 0.54 (0.26) — (0.26) 11.83
2018 11.73 0.27 (0.17) 0.10 (0.28) — (0.28) 11.55
Class
I
2022 12.10 0.26 (1.05) (0.79) (0.24) — (0.24) 11.07
2021 11.77 0.27 0.34 0.61 (0.28) — (0.28) 12.10
2020 11.83 0.34 (0.03) 0.31 (0.37) — (0.37) 11.77
2019 11.55 0.39 0.27 0.66 (0.38) — (0.38) 11.83
2018 11.73 0.39 (0.17) 0.22 (0.40) — (0.40) 11.55
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 6 .83 ) % $ 225,930 0 .77% 0 .77% 2 .03% 28%
5 .02 277,598 0 .77 0 .77 2 .07 7
2 .40 236,237 0 .79 0 .79 2 .67 13
5 .61 193,379 0 .80 0 .80 3 .17 25
1 .65 165,020 0 .81 0 .81 3 .11 22
( 7 .58 ) 25,848 1 .57 1 .57 1 .23 28
4 .19 33,134 1 .57 1 .57 1 .28 7
1 .58 33,110 1 .59 1 .59 1 .88 13
4 .77 28,496 1 .60 1 .60 2 .36 25
0 .82 29,110 1 .61 1 .60 2 .30 22
( 6 .64 ) 392,073 0 .57 0 .57 2 .23 28
5 .23 421,865 0 .57 0 .57 2 .27 7
2 .61 315,275 0 .59 0 .59 2 .87 13
5 .84 214,913 0 .60 0 .60 3 .36 25
1 .86 178,434 0 .61 0 .61 3 .31 22

Financial Highlights
(continued)
Nebraska
The Fund's fiscal year end is May 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 11.11 $ 0.17 $ (1.09) $ (0.92) $ (0.16) $ — $ (0.16) $ 10.03
2021 10.98 0.20 0.13 0.33 (0.20) — (0.20) 11.11
2020 10.77 0.25 0.23 0.48 (0.27) — (0.27) 10.98
2019 10.55 0.28 0.23 0.51 (0.29) — (0.29) 10.77
2018 10.77 0.31 (0.21) 0.10 (0.32) — (0.32) 10.55
Class
C
2022 11.08 0.08 (1.08) (1.00) (0.07) — (0.07) 10.01
2021 10.95 0.11 0.13 0.24 (0.11) — (0.11) 11.08
2020 10.75 0.16 0.22 0.38 (0.18) — (0.18) 10.95
2019 10.52 0.20 0.23 0.43 (0.20) — (0.20) 10.75
2018 10.74 0.22 (0.21) 0.01 (0.23) — (0.23) 10.52
Class
I
2022 11.13 0.19 (1.09) (0.90) (0.18) — (0.18) 10.05
2021 11.00 0.22 0.13 0.35 (0.22) — (0.22) 11.13
2020 10.79 0.27 0.23 0.50 (0.29) — (0.29) 11.00
2019 10.56 0.30 0.24 0.54 (0.31) — (0.31) 10.79
2018 10.78 0.33 (0.21) 0.12 (0.34) — (0.34) 10.56
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Including
Interest(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest(c),(d)
Net
Expenses
Excluding
Interest(d)
NII
(Loss)(d)
Portfolio
Turnover
Rate(e)
(8.34) % $ 55,101 0.88% 0.88% 0.87% 0.87% 1.57% 26%
3.03 62,259 0.88 0.88 0.87 0.87 1.79 4
4.50 47,070 0.89 0.89 0.88 0.88 2.31 12
4.94 33,183 0.91 0.91 0.88 0.88 2.70 20
0.98 32,036 0.92 0.92 0.88 0.88 2.88 12
(9.03) 2,650 1.68 1.68 1.67 1.67 0.77 26
2.20 3,110 1.68 1.68 1.67 1.67 1.00 4
3.58 2,833 1.69 1.69 1.68 1.68 1.51 12
4.19 2,488 1.71 1.71 1.68 1.68 1.91 20
0.13 2,972 1.72 1.72 1.68 1.68 2.08 12
(8.12) 64,848 0.68 0.68 0.67 0.67 1.77 26
3.24 66,647 0.68 0.68 0.67 0.67 1.99 4
4.71 47,500 0.69 0.69 0.68 0.68 2.51 12
5.21 38,739 0.71 0.71 0.68 0.68 2.90 20
1.15 33,831 0.72 0.72 0.68 0.68 3.07 12

Financial Highlights
(continued)
Oregon Intermediate
The Fund's fiscal year end is May 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 10.70 $ 0.17 $ (0.88) $ (0.71) $ (0.16) $ — $ (0.16) $ 9.83
2021 10.61 0.18 0.10 0.28 (0.19) — (0.19) 10.70
2020 10.40 0.21 0.21 0.42 (0.21) — (0.21) 10.61
2019 10.08 0.22 0.31 0.53 (0.21) — (0.21) 10.40
2018 10.32 0.22 (0.23) (0.01) (0.23) — (0.23) 10.08
Class
C
2022 10.64 0.09 (0.88) (0.79) (0.08) — (0.08) 9.77
2021 10.55 0.10 0.10 0.20 (0.11) — (0.11) 10.64
2020 10.34 0.12 0.22 0.34 (0.13) — (0.13) 10.55
2019 10.02 0.14 0.31 0.45 (0.13) — (0.13) 10.34
2018 10.26 0.14 (0.24) (0.10) (0.14) — (0.14) 10.02
Class
I
2022 10.72 0.19 (0.87) (0.68) (0.19) — (0.19) 9.85
2021 10.63 0.20 0.10 0.30 (0.21) — (0.21) 10.72
2020 10.42 0.23 0.21 0.44 (0.23) — (0.23) 10.63
2019 10.10 0.24 0.31 0.55 (0.23) — (0.23) 10.42
2018 10.33 0.24 (0.23) 0.01 (0.24) — (0.24) 10.10
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 6 .69 ) % $ 33,236 0 .81% 0 .81% 1 .65% 21%
2 .69 35,100 0 .80 0 .80 1 .69 4
4 .07 25,357 0 .81 0 .81 1 .97 13
5 .33 29,278 0 .82 0 .82 2 .16 18
( 0 .13 ) 37,684 0 .82 0 .82 2 .13 13
( 7 .48 ) 2,905 1 .61 1 .61 0 .84 21
1 .88 4,473 1 .60 1 .60 0 .90 4
3 .27 4,285 1 .61 1 .61 1 .16 13
4 .49 3,262 1 .62 1 .62 1 .35 18
( 0 .96 ) 3,075 1 .62 1 .62 1 .33 13
( 6 .46 ) 190,601 0 .61 0 .61 1 .84 21
2 .88 248,222 0 .60 0 .60 1 .90 4
4 .24 210,368 0 .61 0 .61 2 .16 13
5 .51 199,671 0 .62 0 .62 2 .35 18
0 .14 188,385 0 .62 0 .62 2 .33 13

Notes to Financial Statements

1. General Information
Trust and Fund Information
Nuveen Investment Funds, Inc. (the “Trust”), is an open-end management investment company registered under the Investment Company Act of
1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Minnesota Intermediate Municipal Bond Fund (“Minnesota Intermediate”),
Nuveen Minnesota Municipal Bond Fund (“Minnesota”), Nuveen Nebraska Municipal Bond Fund (“Nebraska”) and Nuveen Oregon Intermediate
Municipal Bond Fund (“Oregon Intermediate”), (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was incorporated in the State of Maryland on August 20, 1987.
Current Fiscal Period
The end of the reporting period for the Funds is May 31, 2022, and the period covered by these Notes to Financial Statements is the fiscal year ended May 31, 2022 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. Class C1 Shares for Minnesota were not available for new accounts or for additional investment into existing accounts, but were issued for purposes of dividend reinvestment. Class C1 Shares were sold without an up-front sales charge. Class C1 shares for Minnesota were converted to Class A shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds. The Funds issued Class C2 Shares upon the exchange of Class
C2 Shares from another Nuveen mutual fund or for the purpose of dividend reinvestment but Class C2 Shares were not available for new accounts or for additional investment into existing accounts. Class C2 Shares were subject to a CDSC of 1% if redeemed within twelve months of purchase. Class
C2 Shares converted to Class A Shares after the close of business on June 4, 2021. Class I Shares are sold without an up-front sales charge.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its directors or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Directors (the "Board") has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Notes to Financial Statements
(continued)
Custodian Fee Credit
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the
“Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind
(“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association,
Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each
Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
Fund
Gross
Custodian Fee
Credits
Minnesota Intermediate
$ 788
Minnesota
1,237
Nebraska
713
Oregon Intermediate
1,436

Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are
“readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotation are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

Notes to Financial Statements
(continued)
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 – Portfolio Securities and Investments in Derivatives.
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond
(referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the
“TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the
TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value.
The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Minnesota Intermediate
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 396,243,909 $ – $ 396,243,909
Total
$ – $ 396,243,909 $ – $ 396,243,909
Minnesota
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 642,317,892 $ – $ 642,317,892
Total
$ – $ 642,317,892 $ – $ 642,317,892
Nebraska
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 118,797,807 $ – $ 118,797,807
Total
$ – $ 118,797,807 $ – $ 118,797,807
Oregon Intermediate
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 221,250,573 $ – $ 221,250,573
Total
$ – $ 221,250,573 $ – $ 221,250,573
* Refer to the Fund's Portfolio of Investments for industry classifications.

Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse
Floaters.
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments.  The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable.  Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have
Fund
Purchases
Sales and
Maturities
Minnesota Intermediate
$ 122,641,878 $ 140,513,884
Minnesota
200,376,996 200,199,457
Nebraska
39,404,521 33,371,668
Oregon Intermediate
56,879,952 86,841,632

Notes to Financial Statements
(continued)
instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
5/31/22
Year Ended
5/31/21
Minnesota Intermediate Shares Amount Shares Amount
Shares sold:
Class A 2,098,157 $21,514,405 3,072,520 $32,699,984
Class A - automatic conversion of Class C1 Shares — — 10,138 106,448
Class A - automatic conversion of Class C2 Shares 19,402 206,830 — —
Class C 163,643 1,692,805 250,682 2,646,027
Class C1
(1)
— — 139 1,472
Class C2
(2)
— — 85 898
Class I 8,070,020 81,756,494 6,080,484 64,288,024
Shares issued to shareholders due to reinvestment of distributions:
Class A 212,995 2,211,736 240,260 2,552,741
Class C 11,693 120,491 15,990 168,792
Class C1
(1)
— — 191 2,038
Class C2
(2)
— — 4,395 46,540
Class I 237,353 2,449,863 242,124 2,560,476
10,813,263 109,952,624 9,917,008 105,073,440
Shares redeemed:
Class A (3,855,060) (39,384,630) (1,335,077) (14,176,703)
Class C (281,272) (2,925,134) (229,288) (2,420,120)
Class C1
(1)
— — (45,496) (484,628)
Class C1 - automatic conversion to Class A Shares — — (10,099) (106,448)
Class C2
(2)
— — (397,904) (4,209,404)
Class C2 - automatic conversion to Class A Shares (19,457) (206,830) — —
Class I (9,437,665) (94,666,665) (3,637,275) (38,483,617)
(13,593,454) (137,183,259) (5,655,139) (59,880,920)
Net increase (decrease) (2,780,191) $(27,230,635) 4,261,869 $45,192,520
(1) Class C1 Shares for Minnesota Intermediate closed effective January 7, 2021 and are no longer available for reinvestment or through an exchange from other
Nuveen mutual funds.
(2) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Year Ended
5/31/22
Year Ended
5/31/21
Minnesota Shares Amount Shares Amount
Shares sold:
Class A 3,253,168 $38,085,501 5,240,544 $63,060,524
Class A - automatic conversion of Class C Shares 331 3,864 — —
Class A - automatic conversion of Class C1 Shares 11,868 143,298 5,764 69,803
Class A - automatic conversion of Class C2 Shares 32,754 397,963 42,328 508,666
Class C 219,688 2,614,473 453,926 5,456,594
Class C1
(1)
— — 274 3,250
Class C2
(2)
— — 64 765
Class I 13,903,653 164,208,284 12,311,907 147,993,082
Shares issued to shareholders due to reinvestment of distributions:
Class A 387,409 4,561,792 446,541 5,370,736
Class C 24,717 290,308 36,335 436,417
Class C1
(1)
— — 676 8,067
Class C2
(2)
— — 5,245 63,082
Class I 521,212 6,129,524 489,488 5,881,278
18,354,800 216,435,007 19,033,092 228,852,264
Shares redeemed:
Class A (6,208,766) (71,973,244) (2,866,394) (34,434,785)
Class C (646,811) (7,622,392) (564,704) (6,791,683)
Class C - automatic conversion to Class A Shares (331) (3,864) — —
Class C1
(1)
— — (107,271) (1,281,571)
Class C1 - automatic conversion to Class A Shares (11,862) (143,298) (5,793) (69,803)
Class C2
(2)
— — (390,056) (4,694,777)
Class C2 - automatic conversion to Class A Shares (32,754) (397,963) (42,262) (508,666)
Class I (13,860,070) (158,760,325) (4,720,058) (56,763,189)
(20,760,594) (238,901,086) (8,696,538) (104,544,474)
Net increase (decrease) (2,405,794) $(22,466,079) 10,336,554 $124,307,790
(1) Class C1 Shares for Minnesota were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
(2) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(continued)
Year Ended
5/31/22
Year Ended
5/31/21
Nebraska Shares Amount Shares Amount
Shares sold:
Class A 853,719 $9,304,647 1,596,843 $17,655,318
Class A - automatic conversion of Class C Shares 304 3,130 — —
Class A - automatic conversion of Class C1 Shares — — 320 3,543
Class A - automatic conversion of Class C2 Shares 21,758 241,951 5,853 64,444
Class C 39,259 430,370 65,658 726,265
Class C1
(1)
— — 30 325
Class C2
(2)
— — 14 156
Class I 1,582,451 17,233,258 2,102,179 23,326,892
Shares issued to shareholders due to reinvestment of distributions:
Class A 85,246 919,173 85,884 951,427
Class C 1,933 20,833 2,744 30,333
Class C1
(1)
— — 114 1,250
Class C2
(2)
— — 1,469 16,287
Class I 96,925 1,045,916 84,336 935,945
2,681,595 29,199,278 3,945,444 43,712,185
Shares redeemed:
Class A (1,074,219) (11,265,631) (371,745) (4,114,186)
Class C (56,861) (604,221) (46,528) (515,002)
Class C - automatic conversion to Class A Shares (305) (3,130) — —
Class C1
(1)
— — (28,860) (317,786)
Class C1 - automatic conversion to Class A Shares — — (323) (3,543)
Class C2
(2)
— — (123,198) (1,360,551)
Class C2 - automatic conversion to Class A Shares (21,739) (241,951) (5,847) (64,444)
Class I (1,215,759) (12,798,031) (515,959) (5,733,835)
(2,368,883) (24,912,964) (1,092,460) (12,109,347)
Net increase (decrease) 312,712 $4,286,314 2,852,984 $31,602,838
(1) Class C1 Shares for Nebraska closed effective January 7, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
(2) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
5/31/22
Year Ended
5/31/21
Oregon Intermediate Shares Amount Shares Amount
Shares sold:
Class A 771,757 $8,036,855 1,106,096 $11,847,309
Class A - automatic conversion of Class C Shares 5,608 60,003 1,553 16,521
Class A - automatic conversion of Class C2 Shares 45,989 492,547 22,437 238,607
Class C 12,897 134,551 121,302 1,290,754
Class C2
(1)
— — 59 630
Class I 7,233,528 75,034,905 6,241,013 66,956,619
Shares issued to shareholders due to reinvestment of distributions:
Class A 47,879 498,023 44,811 478,976
Class C 2,609 27,035 4,186 44,497
Class C2
(1)
— — 3,107 33,184
Class I 204,343 2,131,093 199,043 2,132,049
8,324,610 86,415,012 7,743,607 83,039,146
Shares redeemed:
Class A (770,876) (7,931,226) (283,320) (3,036,355)
Class C (133,139) (1,374,042) (109,413) (1,163,314)
Class C - automatic conversion to Class A Shares (5,639) (60,003) (1,562) (16,521)
Class C2
(1)
— — (265,422) (2,823,911)
Class C2 - automatic conversion to Class A Shares (46,032) (492,547) (22,464) (238,607)
Class I (11,235,393) (113,817,346) (3,068,147) (32,887,661)
(12,191,079) (123,675,164) (3,750,328) (40,166,369)
Net increase (decrease) (3,866,469) $(37,260,152) 3,993,279 $42,872,777

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to taxable market discount and taxes paid. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid were as follows:
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Minnesota Intermediate
$ 400,624,930 $ 4,057,547 $ (8,438,568) $ (4,381,021)
Minnesota
658,001,781 6,762,442 (22,446,331) (15,683,889)
Nebraska
124,403,666 757,665 (6,363,524) (5,605,859)
Oregon Intermediate
223,405,276 2,407,621 (4,562,324) (2,154,703)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Minnesota
Intermediate
$ 1,034,644 $ 4,967 $ — $ (4,381,021) $ (9,868,415) $ — $ (762,275) $ (13,972,100)
Minnesota
1,857,882 — — (15,683,888) (25,606,918) — (1,292,512) (40,725,436)
Nebraska
53,532 — — (5,605,859) (4,378,199) — (171,140) (10,101,666)
Oregon
Intermediate
339,276 3,508 — (2,154,703) (8,346,003) — (353,470) (10,511,392)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared during the period May 1, 2022 through May 31, 2022 and paid on June 1, 2022.
5/31/22 5/31/21
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Minnesota Intermediate
$ 8,341,827 $ 12,889 $ — $ 9,340,338 $ 15,464 $ —
Minnesota
13,959,579 — — 14,733,717 8,083 —
Nebraska
2,180,701 — — 2,172,097 3,426 —
Oregon Intermediate
4,950,702 1,435 — 5,266,417 2,976 —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.

Notes to Financial Statements
(continued)
As of year end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level fee rate, which is based on the aggregate amount of "eligible assets" of all Nuveen funds as set forth in the schedule below, and making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular fund’s assets that are not "eligible assets". The complex-level fee schedule for each Fund is as follows:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
Fund
Short-Term Long-Term Total
Minnesota Intermediate
$ 7,465,145 $ 2,403,270 $ 9,868,415
Minnesota
16,520,045 9,086,873 25,606,918
Nebraska
2,434,237 1,943,962 4,378,199
Oregon Intermediate
5,558,178 2,787,825 8,346,003
Average Daily Net Assets
Minnesota
Intermediate Minnesota Nebraska
Oregon
Intermediate
For the first $125 million 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375 0.2375
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of May 31, 2022, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Fund so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incurred a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C1 Shares incurred a 0.40% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C2 Shares incurred a 0.55% annual 12b-1 distribution fee and a 0.20% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund
Complex-Level Fee
Minnesota Intermediate
0 .1782%
Minnesota
0 .1656%
Nebraska
0 .1690%
Oregon Intermediate
0 .1824%
Fund Expense Cap
Expense Cap
Expiration Date
Nebraska 0.70% July 31, 2023
Fund
Purchases Sales
Realized
Gain (Loss)
Minnesota Intermediate
$ 33,071,401 $ 34,453,394 $ (3,281,598)
Minnesota
40,194,181 49,704,702 (4,279,289)
Nebraska
— 4,335,285 (641,172)
Oregon Intermediate
1,065,780 3,829,130 (329,942)
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Minnesota Intermediate
$ 83,101 $ 78,877
Minnesota
234,005 224,032
Nebraska
133,503 124,072
Oregon Intermediate
49,656 48,423

Notes to Financial Statements
(continued)
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
8. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
9. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2022 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Prior to June 23, 2021, the drawn interest rate was equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed.  The Participating Funds also incurred a 0.05% upfront fee on the increase of the $230 million commitment amount during the reporting period.  Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement
Fund
Commission
Advances
(Unaudited)
Minnesota Intermediate
$ 79,132
Minnesota
183,597
Nebraska
67,152
Oregon Intermediate
45,407
Fund
12b-1 Fees
Retained
(Unaudited)
Minnesota Intermediate
$ 27,005
Minnesota
48,793
Nebraska
7,119
Oregon Intermediate
464
Fund
CDSC
Retained
(Unaudited)
Minnesota Intermediate
$ 10,378
Minnesota
23,403
Nebraska
1,582
Oregon Intermediate
233

fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, none of the Funds utilized this facility.
10. Subsequent Events
Committed Line of Credit
During June 2022, the Participating Funds renewed the standby credit facility through June 2023. In conjunction with this renewal the commitment amount increased from $2.635 billion to $2.700 billion. The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. All other terms remain unchanged.
Expense Cap
Effective June 1, 2022, Nebraska’s Expense Cap changed from 0.70% to 0.65%.

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Minnesota Intermediate $ —
Minnesota —
Nebraska —
Oregon Intermediate —

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information:
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information:
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Inverse Floating Rate Securities:
Inverse floating rate securities, also known as inverse floaters or tender option bonds
(TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust.
This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value.
Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Lipper Minnesota Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper Minnesota Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Other States Intermediate Municipal Debt Funds Classification Average:
Represents the average annualized
total return for all reporting funds in the Lipper Other States Intermediate Municipal Debt Funds Classification.
Shareholders should note that the performance of the Lipper Other States Intermediate Municipal Debt Funds
Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Other States Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Intermediate Index:
An index containing bonds in the S&P Municipal Bond Index that mature between 3 and 15 years. Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Minnesota Index:
An index designed to measure the performance of the tax-exempt Minnesota municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Nebraska Index:
An index designed to measure the performance of the tax-exempt Nebraska municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Annual Investment Management
Agreement Approval Process
(Unaudited)
At a meeting held on May 23-25, 2022 (the “May Meeting”), the Board of Directors (the “Board” and each Director, a “Board Member”) of the
Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such
Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub- Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board
Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.” The Board has established various standing committees composed of various Independent Board Members that are assigned specific responsibilities to enhance the effectiveness of the Board’s oversight and decision making. Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub- advisers to the Nuveen funds;
management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The Board further meets, among other things, to specifically consider the annual renewal of the advisory agreements for the Nuveen funds.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by
Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2021 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and/or the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued in 2021 and 2022 for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements.
Accordingly, on April 13-14, 2022 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the
Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the
Sub-Adviser in providing services to the Funds.
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly considered the
Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board further recognized the range of services the various teams of the Adviser provided including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process and managing distributions in seeking to deliver long-term fund earnings to shareholders consistent with the respective Nuveen fund’s product design and positioning. The Board also considered the structure of investment personnel compensation of each Fund Adviser and whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
The Board further recognized that the Adviser’s compliance and regulatory functions were integral to the investment management of the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.
In addition to the above functions, the Board considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); and oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers).
The Board also considered the quality of support services and communications the Adviser provided the Board, including, in part, organizing and administrating Board meetings and supporting Board committees; preparing regular and ad hoc reports on fund performance, market conditions and investment team matters; providing due diligence reports addressing product development and management proposals; and coordinating site visits of the Board and presentations by investment teams and senior management.
In addition to the services provided, the Board considered the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. Further, the Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2021 and
2022 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
Centralization of Functions – ongoing initiatives to centralize investment leadership and create a more cohesive market approach and centralized shared support model (including through the consolidation of certain affiliated sub-advisers) in seeking to operate more effectively and enhance the research capabilities and services to the Nuveen funds;

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations;
launching new funds; reviewing and updating investment policies and benchmarks; soft closing certain funds; modifying the conversion periods on certain share classes; and evaluating and adjusting portfolio management teams as appropriate for various funds;
Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds;
Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
Compliance Program Initiatives – continuing efforts to mitigate compliance risk with a focus on environmental, social and governance
(“ESG”) controls and processes, increase operating efficiencies, implement enhancements to strengthen ongoing execution of key compliance program elements, support international business growth and facilitate integration of Nuveen’s operating model;
Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment team matters; product developments; changes to mandates, policies and benchmarks; and other management proposals as well as preparing and coordinating investment presentations to the Board;
Risk Management and Valuation Services – continuing to oversee and manage risk including, among other things, conducting ongoing calculations and monitoring of risk measures across the Nuveen funds, instituting investment risk controls, providing risk reporting throughout Nuveen, participating in internal oversight committees, dedicating the resources and time to develop the processes necessary to help address fund compliance with the new derivatives rule and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintain the valuation policies and procedures, facilitate valuation committee meetings, manage relationships with pricing vendors, prepare relevant valuation reports and design methods to simplify and enhance valuation workflow within the organization and implement processes and procedures to help address compliance with the new valuation rule applicable to the funds;
Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program that seeks to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
Distribution Management Services – continuing to manage the distributions among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered the broader perspective of performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2021 and March 31, 2022. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and
any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.
In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2019, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the
Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s); differences in the composition of the Performance Peer
Group over time; and differences in the types and/or levels of any leverage and related costs with that of the Performance Peer Group would all necessarily contribute to differences in performance results and limit the value of the comparative information. Further, the Board recognized the inherent limitations in comparing the performance of an actively managed fund to a benchmark index due to the fund’s pursuit of an investment strategy that does not directly follow the index. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board had recognized the recent periods in 2022 of general market volatility and underperformance. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods. However, with respect to any Nuveen funds for which the Board has identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen Minnesota Intermediate Municipal Bond Fund (the “Minnesota Intermediate Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five- year periods ended December 31, 2021, the Fund ranked in the first quartile of its Performance Peer Group for such periods. Further, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2022, the Fund outperformed its benchmark for the one-year period ended March
31, 2022 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Minnesota Municipal Bond Fund (the “Minnesota Fund”), the Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2021 and ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2021 and first quartile for the five-year period ended December 31, 2021. Further, although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended March 31, 2022, the Fund outperformed its benchmark for the five-year period ended March 31, 2022 and ranked in the third quartile of its Performance Peer Group for the one-year period, second quartile for the three-year period and first quartile for the five-year period ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Nebraska Municipal Bond Fund (the “Nebraska Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2021 and the Fund ranked in the fourth quartile of its
Performance Peer Group for the one-year period ended December 31, 2021, the Fund ranked in the third quartile of its Performance Peer Group for the three-year period and second quartile for the five-year period ended December 31, 2021. Further, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2022 and the Fund ranked in the fourth quartile of its
Performance Peer Group for the one-year period ended March 31, 2022, the Fund ranked in the third quartile of its Performance Peer Group for the three- and five-year periods ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Oregon Intermediate Municipal Bond Fund (the “Oregon Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2021, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period ended December 31, 2021 and first quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2021. Similarly, although the Fund’s performance was below the performance of its benchmark for the one-,

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
three- and five-year periods ended March 31, 2022, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period ended March 31, 2022 and first quartile of its Performance Peer Group for the three- and five-year periods ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and/or to a more focused subset of comparable funds (the
“Peer Group”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology
Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”), including the Nebraska Fund, and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $72.5 million and fund-level breakpoints reduced fees by approximately $89.1 million in 2021. Further, fee caps and waivers for all applicable Nuveen funds saved approximately an additional $13.6 million in fees for shareholders in 2021.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the Minnesota Intermediate Fund and the Oregon Fund each had a net management fee that was higher than the respective peer average, but a net expense ratio that was below the respective peer average; (b) the Minnesota
Fund had a net management fee that was slightly higher than its peer average, but a net expense ratio that was below its peer average; and
(c) the Nebraska Fund had a net management fee that was higher than its peer average and a net expense ratio that was slightly higher than its peer average. The Independent Board Members noted that the Adviser had agreed to lower the Nebraska Fund’s temporary expense cap that will be in effect through July 31, 2024.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include retail and institutional managed accounts, exchange-traded funds (“ETFs”) sub-advised by the
Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and private limited partnerships offered by Nuveen. With respect to the Sub-Adviser, the Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts as well as the sub-advisory fee the Sub-Adviser received for serving as sub-adviser to certain ETFs offered outside the Nuveen family.

In considering the fee data of other clients, the Board recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy, investor profiles, account sizes and regulatory requirements will contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to these other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The
Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board reviewed, among other things, the net margins (pre-tax) for Nuveen
Investments, Inc. (“Nuveen Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues, expenses and operating margin (pre- and post-tax) the Adviser derived from its ETF product line for the 2021 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.
The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results.
The Independent Board Members also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.
In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities to the respective funds for the calendar years ended December 31, 2021 and December 31, 2020. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar years ending December 31, 2021 and December 31,
2020 and the pre- and post-tax revenue margins from 2021 and 2020.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-
level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2021 and 2020), including the temporary expense cap applicable to the Nebraska Fund. The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline. As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business.
Based on its review, the Board concluded that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted
that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members also noted that various sub-advisers (including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. However, the Board noted that any benefits for the Sub-Adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the
Independent Board Members, concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“lliquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Directors and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Directors of the Funds. The number of Directors of the Funds is currently set at ten. None of the Directors who are not “interested” persons of the
Funds (referred to herein as “Independent Directors”) has ever been a Director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Directors and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Directors. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director
Independent Directors:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and
Director
2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), and chair of its investment committee; formerly, Member, Chicago Fellowship
Board (philanthropy) 2005-2016); formerly, Director, Fulcrum IT
Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director, LogicMark LLC (health services) (2012-2016); formerly, Director, Legal & General
Investment Management America, Inc. (asset management) (2008-
2013); formerly, CEO and President, Northern Trust Global
Investments (financial services) (2004-2007); Executive Vice
President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
141
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Director 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College; formerly, Member and President
Pro-Tem of the Board of Regents for the State of Iowa University
System (2007- 2013); Director and Chairman (2009-2021), United
Fire Group, a publicly held company; Director, Public Member,
American Board of Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
141
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Director 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
141

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Director 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
141
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Director 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
141
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Director 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
141
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Director 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
141

Directors and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director
Judith M. Stockdale
1947
333 W. Wacker Drive
Chicago, IL 60606
Director 1997 Board Member, Land Trust Alliance (national public charity addressing natural land and water conservation in the U.S.)
(since 2013); formerly, Board Member, U.S. Endowment for
Forestry and Communities (national endowment addressing
forest health, sustainable forest production and markets, and economic health of forest-reliant communities in the U.S.)
(2013-2019); formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation (private foundation
endowed to support both natural land conservation and artistic vitality); prior thereto, Executive Director, Great Lakes
Protection Fund (endowment created jointly by seven of the
eight Great Lakes states’ Governors to take a regional
approach to improving the health of the Great Lakes)
(1990-1994).
141
Carole E. Stone
1947
333 W. Wacker Drive
Chicago, IL 60606
Director 2007 Former Director, Chicago Board Options Exchange
(2006-2017), and C2 Options Exchange, Incorporated
(2009-2017); formerly, Director, Cboe Global Markets, Inc.,
(2010-2020) (formerly named CBOE Holdings, Inc.); formerly,
Commissioner, New York State Commission on Public Authority
Reform (2005-2010).
141
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Director 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
141
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Director 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004), formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
141
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Director 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
141

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Christopher E. Stickrod
1976
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2020 Senior Managing Director (since 2017) and Head of Advisory Product (since
2020), formerly, Managing Director (2016-2017) and Senior Vice President (2013-
2016) of Nuveen; Senior Managing Director of Nuveen Securities, LLC (since
2018) and of Nuveen Fund Advisors, LLC (since 2019).
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Enterprise Senior Compliance Officer of Nuveen (since 2022); formerly, Vice
President (2014-2022), Chief Compliance Officer (2017-2022), Deputy Chief
Compliance Officer (2014-2017) and Senior Compliance Officer (2012-2014) of
BMO Funds, Inc.; formerly Senior Compliance Officer of BMO Asset Management
Corp. (2012-2014).
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2016);
Managing Director (since 2022), formerly, Vice President (2017-2022) and
Assistant Secretary (since 2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General Counsel (since January 2022), formerly, Vice President and
Associate General Counsel of Nuveen (2013-2021); Managing Director (since
2022), formerly, Vice President (2018-2022), Assistant Secretary and Associate
General Counsel (since 2018) of Nuveen Asset Management, LLC.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2017); Vice President, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2022); Vice President and Associate
General Counsel of Nuveen (since 2017); Associate General Counsel of Jackson
National Asset Management, LLC (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director
(2017-2021), Senior Vice President (2016-2017), formerly, Vice President (2011-
2016) of Nuveen; Managing Director (since 2015) of Nuveen Fund Advisors,
LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior
Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice
President (2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Chartered Financial
Analyst and Certified Financial Risk Manager.
Jacques M. Longerstaey
1963
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2019 Senior Managing Director, Chief Risk Officer, Nuveen, LLC (since May 2019);
Senior Managing Director (since May 2019) of Nuveen Fund Advisors, LLC;
formerly, Chief Investment and Model Risk Officer, Wealth & Investment
Management Division, Wells Fargo Bank (NA) (2013-2019).
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2021); Managing Director, Associate General Counsel and Assistant Secretary
of Nuveen Asset Management, LLC (since 2021); Managing Director of TIAA
SMA Strategies LLC (since 2021); Managing Director (since 2019, formerly, Vice
President and Director), Associate General Counsel and Assistant Secretary of
College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-CREF
Funds and TIAA-CREF Life Funds; Managing Director (since 2018), formerly, Vice
President and Director, Associate General Counsel and Assistant Secretary of
Teachers Insurance and Annuity Association of America, Teacher Advisors LLC and
TIAA-CREF Investment Management, LLC; Vice President (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Nuveen Alternative
Advisors LLC; General Counsel and Assistant Secretary of Covariance Capital
Management, Inc. (2014-2017).

Directors and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Senior Managing Director (since 2017) and Secretary and General Counsel
(since 2016) of Nuveen Investments, Inc., formerly, Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2008-2016);
Senior Managing Director (since 2017) and Assistant Secretary (since 2008) of
Nuveen Securities, LLC, formerly Executive Vice President (2016-2017) and
Managing Director (2008-2016); Senior Managing Director (since 2017) and
Secretary (since 2016) of Nuveen Fund Advisors, LLC, formerly, Co-General
Counsel (2011-2020), Executive Vice President (2016-2017), Managing Director
(2008-2016) and Assistant Secretary (2007-2016); Senior Managing Director
(since 2017), Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Associate General Counsel (2011-2020), Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2011-2016); formerly
Vice President (2007-2021) and Secretary (2016-2021), of NWQ Investment
Management Company, LLC and Santa Barbara Asset Management, LLC; Vice
President and Secretary of Winslow Capital Management, LLC (since 2010). Senior
Managing Director (since 2017) and Secretary (since 2016) of Nuveen Alternative
Investments, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director of Mutual Fund Tax and Financial Reporting groups at
Nuveen (since 2017); Managing Director of Nuveen Fund Advisors, LLC (since
2019); Senior Director of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2016); Senior Director (since 2015) Mutual Fund
Taxation to the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA
Separate Account VA-1 and the CREF Accounts; has held various positions with TIAA since 2004.
Deann D. Morgan
1969
730 Third Avenue
New York, NY 10017
Vice President 2020 President, Nuveen Fund Advisors, LLC (since 2020); Executive Vice President,
Global Head of Product at Nuveen (since 2019); Co-Chief Executive Officer of
Nuveen Securities, LLC (since 2020); Managing Member of MDR
Collaboratory LLC (since 2018); Managing Director, Head of Wealth
Management Product Structuring & COO Multi Asset Investing. The
Blackstone Group (2013-2017).
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) and
Vice President (2011-2016) of Nuveen.
E. Scott Wickerham
1973
730 Third Avenue
New York, NY 10017
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance at Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting
Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life
Funds, the TIAA Separate Account VA-1 and Principal Financial Officer,
Principal Accounting Officer (since 2020) and Treasurer (since 2017) of the
CREF Accounts; formerly, Senior Director, TIAA-CREF Fund Administration
(2014-2015); has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate
General Counsel and Assistant Secretary of Nuveen Asset Management, LLC
(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019), formerly, Assistant General Counsel (2008-2016) of Nuveen.
Gifford R. Zimmerman
1956
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
1988 Managing Director and Assistant Secretary of Nuveen Securities, LLC (since
2022); Managing Director, Assistant Secretary and General Counsel (since 2022), formerly, Co-General Counsel (2011-2020) of Nuveen Fund Advisors, LLC;
formerly, Managing Director (2004-2020) and Assistant Secretary (1994-2020) of
Nuveen Investments, Inc.; Managing Director, Assistant Secretary and Associate
General Counsel (since 2022) of Nuveen Asset Management, LLC; formerly, Vice
President and Assistant Secretary of NWQ Investment Management Company,
LLC (2002-2020), Santa Barbara Asset Management, LLC (2006-2020) and
Winslow Capital Management, LLC (2010-2020); Chartered Financial Analyst.
(1) Directors serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-FTFI-0522D 2261247-INV-Y-07/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Carole E. Stone, Jack B. Evans, Albin F. Moschner, John K. Nelson and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Ms. Stone served for five years as Director of the New York State Division of the Budget. As part of her role as Director, Ms. Stone was actively involved in overseeing the development of the State’s operating, local assistance and capital budgets, its financial plan and related documents; overseeing the development of the State’s bond-related disclosure documents and certifying that they fairly presented the State’s financial position; reviewing audits of various State and local agencies and programs; and coordinating the State’s system of internal audit and control. Prior to serving as Director, Ms. Stone worked as a budget analyst/examiner with increasing levels of responsibility over a 30 year period, including approximately five years as Deputy Budget Director. Ms. Stone has also served as Chair of the New York State Racing Association Oversight Board, as Chair of the Public Authorities Control Board, as a Commissioner on the New York State Commission on Public Authority Reform and as a member of the Boards of Directors of several New York State public authorities. These positions have involved overseeing operations and finances of certain entities and assessing the adequacy of project/entity financing and financial reporting. Ms. Stone formerly served on the Board of Directors of CBOE Global Markets, Inc. (formerly, CBOE Holdings, Inc.), the Chicago Board Options Exchange, and the C2 Options Exchange. Ms. Stone’s position on the boards of these entities and as a member of both CBOE Holdings’ Audit Committee and its Finance Committee involved, among other things, the oversight of audits, audit plans and preparation of financial statements.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that PricewaterhouseCoopers the Funds’ auditor, billed to the Funds’ during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

Fiscal Year Ended May 31, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Minnesota Municipal Bond Fund	37,025	0	38	0
Nuveen Minnesota Intermediate Municipal Bond Fund	37,025	0	22	0
Nuveen Nebraska Municipal Bond Fund	35,975	0	7	0
Nuveen Oregon Intermediate Municipal Bond Fund	35,975	0	15	0

Total	$146,000	$0	$38	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Minnesota Municipal Bond Fund	0%	0%	0%	0%
Nuveen Minnesota Intermediate Municipal Bond Fund	0%	0%	0%	0%
Nuveen Nebraska Municipal Bond Fund	0%	0%	0%	0%
Nuveen Oregon Intermediate Municipal Bond Fund	0%	0%	0%	0%

May 31, 2021	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Minnesota Municipal Bond Fund	21,575	0	0	0
Nuveen Minnesota Intermediate Municipal Bond Fund	20,795	0	0	0
Nuveen Nebraska Municipal Bond Fund	19,785	0	0	0
Nuveen Oregon Intermediate Municipal Bond Fund	20,265	0	0	0

Total	$82,420	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Minnesota Municipal Bond Fund	0%	0%	0%	0%
Nuveen Minnesota Intermediate Municipal Bond Fund	0%	0%	0%	0%
Nuveen Nebraska Municipal Bond Fund	0%	0%	0%	0%
Nuveen Oregon Intermediate Municipal Bond Fund	0%	0%	0%	0%

Fiscal Year Ended May 31, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Funds, Inc.	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended May 31, 2021	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Funds, Inc.	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended May 31, 2022	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Minnesota Municipal Bond Fund	38	0	0	38
Nuveen Minnesota Intermediate Municipal Bond Fund	22	0	0	22
Nuveen Nebraska Municipal Bond Fund	7	0	0	7
Nuveen Oregon Intermediate Municipal Bond Fund	15	0	0	15

Total	$38	$0	$0	$38

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended May 31, 2021	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Minnesota Municipal Bond Fund	0	0	0	0
Nuveen Minnesota Intermediate Municipal Bond Fund	0	0	0	0
Nuveen Nebraska Municipal Bond Fund	0	0	0	0
Nuveen Oregon Intermediate Municipal Bond Fund	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for her verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: August 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: August 8, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: August 8, 2022